2016 Annual Report

RiverSource® Single Premium Variable Life Insurance

S-6199 CC (5/17)	Issued by: RiverSource Life Insurance Company

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

POLICY OWNERS OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Life Separate Account offered through RiverSource® Single Premium Variable Life Insurance sponsored by RiverSource Life Insurance Company, as indicated in Note 1, as of December 31, 2016, the results of each of their operations for the period then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinions.

Minneapolis, Minnesota

April 21, 2017

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$195,434	$24,138,735	$41,046,550	$12,542,856	$8,289,401
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	390	—	27,156	71,039	9,099
Receivable for share redemptions	89	81,226	20,782	6,290	4,141
Total assets	195,913	24,219,961	41,094,488	12,620,185	8,302,641

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	89	11,908	20,782	6,290	3,672
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	69,318	—	—	468
Payable for investments purchased	390	—	27,156	71,039	9,099
Total liabilities	479	81,226	47,938	77,329	13,239
Net assets applicable to Variable Life contracts in accumulation period	195,281	24,138,735	41,046,550	12,542,856	8,289,278
Net assets applicable to seed money	153	—	—	—	124
Total net assets	$195,434	$24,138,735	$41,046,550	$12,542,856	$8,289,402
(1) Investment shares	16,906	782,963	3,119,039	289,540	845,857
(2) Investments, at cost	$195,209	$20,150,741	$45,049,956	$12,487,564	$8,088,903

Dec. 31, 2016 (continued)	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Assets
Investments, at fair value(1),(2)	$7,699,774	$31,339,100	$7,947,808	$7,492,966	$175,744,948
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,622	32,756	8,228	245	68,074
Receivable for share redemptions	3,867	15,053	9,310	3,757	110,240
Total assets	7,712,263	31,386,909	7,965,346	7,496,968	175,923,262

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,867	15,053	4,007	3,757	109,242
Minimum death benefit guarantee risk charge	—	—	—	—	915
Contract terminations	—	—	5,303	—	83
Payable for investments purchased	8,622	32,756	8,228	245	68,074
Total liabilities	12,489	47,809	17,538	4,002	178,314
Net assets applicable to Variable Life contracts in accumulation period	7,699,774	31,339,100	7,947,733	7,492,966	175,744,943
Net assets applicable to seed money	—	—	75	—	5
Total net assets	$7,699,774	$31,339,100	$7,947,808	$7,492,966	$175,744,948
(1) Investment shares	822,625	2,987,521	594,451	3,649,764	7,504,054
(2) Investments, at cost	$7,796,694	$24,300,886	$8,310,993	$7,091,729	$116,389,744

See accompanying notes to financial statements.

2	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$274,821,605	$203,015,809	$36,906,686	$21,414,941	$47,392,722
Dividends receivable	—	—	—	—	13
Accounts receivable from RiverSource Life for contract purchase payments	102,632	1,546	40,377	9,980	108,446
Receivable for share redemptions	195,851	115,313	19,397	17,524	43,393
Total assets	275,120,088	203,132,668	36,966,460	21,442,445	47,544,574

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	165,256	104,523	19,397	10,707	24,447
Minimum death benefit guarantee risk charge	322	—	—	—	45
Contract terminations	30,273	10,790	—	6,817	18,901
Payable for investments purchased	102,632	1,546	40,377	9,980	108,446
Total liabilities	298,483	116,859	59,774	27,504	151,839
Net assets applicable to Variable Life contracts in accumulation period	274,821,601	203,015,806	36,906,683	21,414,938	47,392,731
Net assets applicable to seed money	4	3	3	3	4
Total net assets	$274,821,605	$203,015,809	$36,906,686	$21,414,941	$47,392,735
(1) Investment shares	7,088,512	9,261,670	2,591,762	2,522,372	47,392,722
(2) Investments, at cost	$147,701,673	$131,244,387	$38,652,415	$27,471,378	$47,390,571

Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$58,043,878	$23,585,411	$96,573,039	$49,268,213	$75,415,267
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,816	1,308	43,792	10,237	54,146
Receivable for share redemptions	35,391	23,156	51,779	24,511	36,389
Total assets	58,083,085	23,609,875	96,668,610	49,302,961	75,505,802

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	29,596	13,275	51,656	24,511	36,389
Minimum death benefit guarantee risk charge	—	—	123	—	—
Contract terminations	5,795	9,881	—	—	—
Payable for investments purchased	3,816	1,308	43,792	10,237	54,146
Total liabilities	39,207	24,464	95,571	34,748	90,535
Net assets applicable to Variable Life contracts in accumulation period	58,043,875	23,585,408	96,573,035	49,268,210	75,415,263
Net assets applicable to seed money	3	3	4	3	4
Total net assets	$58,043,878	$23,585,411	$96,573,039	$49,268,213	$75,415,267
(1) Investment shares	8,561,044	3,103,343	9,321,722	3,792,780	4,446,655
(2) Investments, at cost	$58,139,008	$27,015,609	$98,401,920	$31,694,438	$50,884,602

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$3,262,409	$1,600,972	$4,688,811	$28,387,026	$24,562,832
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,359	—	171	2,974	16,705
Receivable for share redemptions	1,596	785	2,671	68,328	12,736
Total assets	3,277,364	1,601,757	4,691,653	28,458,328	24,592,273

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,596	785	2,671	13,230	12,736
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	55,098	—
Payable for investments purchased	13,359	—	171	2,974	16,705
Total liabilities	14,955	785	2,842	71,302	29,441
Net assets applicable to Variable Life contracts in accumulation period	3,262,329	1,600,940	4,688,797	28,387,012	24,562,818
Net assets applicable to seed money	80	32	14	14	14
Total net assets	$3,262,409	$1,600,972	$4,688,811	$28,387,026	$24,562,832
(1) Investment shares	345,961	148,513	423,178	2,432,479	1,979,277
(2) Investments, at cost	$3,296,362	$1,581,952	$4,604,112	$28,198,473	$24,178,917

Dec. 31, 2016 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$14,078,476	$15,052,778	$63,844,245	$10,717,281	$17,690,441
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,098	12,674	1,768	7,935	—
Receivable for share redemptions	16,127	10,867	48,618	6,404	23,120
Total assets	14,095,701	15,076,319	63,894,631	10,731,620	17,713,561

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,876	8,971	39,510	5,810	8,328
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	9,251	1,896	9,108	594	14,792
Payable for investments purchased	1,098	12,674	1,768	7,935	—
Total liabilities	17,225	23,541	50,386	14,339	23,120
Net assets applicable to Variable Life contracts in accumulation period	14,078,473	15,052,775	63,844,242	10,717,278	17,690,438
Net assets applicable to seed money	3	3	3	3	3
Total net assets	$14,078,476	$15,052,778	$63,844,245	$10,717,281	$17,690,441
(1) Investment shares	676,850	757,563	5,083,141	525,872	823,577
(2) Investments, at cost	$10,482,415	$10,518,727	$51,589,524	$7,688,253	$11,946,851

See accompanying notes to financial statements.

4	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$24,105,464	$6,640,179	$1,310,203	$23,521,541	$85,134,895
Dividends receivable	—	—	—	64,743	—
Accounts receivable from RiverSource Life for contract purchase payments	5,773	425	108	20,164	22,832
Receivable for share redemptions	25,910	21,512	513	12,296	56,904
Total assets	24,137,147	6,662,116	1,310,824	23,618,744	85,214,631

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,133	3,535	513	12,296	43,388
Minimum death benefit guarantee risk charge	57	—	—	—	—
Contract terminations	13,720	17,977	—	—	13,516
Payable for investments purchased	5,773	425	108	84,907	22,832
Total liabilities	31,683	21,937	621	97,203	79,736
Net assets applicable to Variable Life contracts in accumulation period	24,105,460	6,640,179	1,310,132	23,521,541	85,134,895
Net assets applicable to seed money	4	—	71	—	—
Total net assets	$24,105,464	$6,640,179	$1,310,203	$23,521,541	$85,134,895
(1) Investment shares	2,335,801	1,516,023	101,096	2,540,123	2,623,572
(2) Investments, at cost	$24,264,207	$10,567,398	$1,350,677	$23,527,818	$70,764,789

Dec. 31, 2016 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$31,412,364	$73,254,878	$12,771,366	$46,446,846	$3,275,694
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	119	35,212	14,379	34,451	25,941
Receivable for share redemptions	30,509	38,109	6,326	22,904	1,602
Total assets	31,442,992	73,328,199	12,792,071	46,504,201	3,303,237

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,417	36,016	6,326	22,904	1,602
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	16,092	2,093	—	—	—
Payable for investments purchased	119	35,212	14,379	34,451	25,941
Total liabilities	30,628	73,321	20,705	57,355	27,543
Net assets applicable to Variable Life contracts in accumulation period	31,412,364	73,254,878	12,771,366	46,446,846	3,275,618
Net assets applicable to seed money	—	—	—	—	76
Total net assets	$31,412,364	$73,254,878	$12,771,366	$46,446,846	$3,275,694
(1) Investment shares	1,591,305	2,217,829	723,590	3,012,117	212,984
(2) Investments, at cost	$27,693,717	$71,474,372	$13,477,961	$46,788,690	$3,314,614

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Assets
Investments, at fair value(1),(2)	$20,874,512	$40,529,322	$2,898,545	$89,356,074	$944,797
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,866	317	803	4,060	1,117
Receivable for share redemptions	11,492	49,360	1,904	78,594	505
Total assets	20,888,870	40,578,999	2,901,252	89,438,728	946,419

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,960	19,350	1,396	44,340	505
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	532	30,010	508	34,254	—
Payable for investments purchased	2,866	317	803	4,060	1,117
Total liabilities	14,358	49,677	2,707	82,654	1,622
Net assets applicable to Variable Life contracts in accumulation period	20,874,512	40,529,322	2,898,472	89,356,074	944,728
Net assets applicable to seed money	—	—	73	—	69
Total net assets	$20,874,512	$40,529,322	$2,898,545	$89,356,074	$944,797
(1) Investment shares	1,039,567	2,093,457	178,372	5,505,611	104,053
(2) Investments, at cost	$19,796,750	$36,915,183	$3,014,213	$84,104,149	$977,621

Dec. 31, 2016 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$43,368,980	$9,309,641	$4,604,750	$8,878,335	$22,220,370
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3,083	2,258	11,434	20,397
Receivable for share redemptions	29,734	4,620	2,178	9,119	23,213
Total assets	43,398,714	9,317,344	4,609,186	8,898,888	22,263,980

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	22,110	4,620	2,136	4,704	11,853
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	7,624	—	42	4,415	11,360
Payable for investments purchased	—	3,083	2,258	11,434	20,397
Total liabilities	29,734	7,703	4,436	20,553	43,610
Net assets applicable to Variable Life contracts in accumulation period	43,368,980	9,309,641	4,604,671	8,878,335	22,220,370
Net assets applicable to seed money	—	—	79	—	—
Total net assets	$43,368,980	$9,309,641	$4,604,750	$8,878,335	$22,220,370
(1) Investment shares	2,457,166	179,169	410,405	476,817	842,319
(2) Investments, at cost	$34,571,493	$8,293,627	$4,683,473	$7,336,610	$18,679,070

See accompanying notes to financial statements.

6	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv
Assets
Investments, at fair value(1),(2)	$23,730,860	$9,908,365	$7,689,019	$2,090,541	$16,409,858
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	29,033	6,996	1,176	793	13,659
Receivable for share redemptions	11,995	4,801	4,075	874	8,323
Total assets	23,771,888	9,920,162	7,694,270	2,092,208	16,431,840

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,994	4,802	4,075	874	8,323
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	29,033	6,996	1,176	793	13,659
Total liabilities	41,027	11,798	5,251	1,667	21,982
Net assets applicable to Variable Life contracts in accumulation period	23,730,861	9,908,364	7,689,019	2,090,478	16,409,858
Net assets applicable to seed money	—	—	—	63	—
Total net assets	$23,730,861	$9,908,364	$7,689,019	$2,090,541	$16,409,858
(1) Investment shares	731,531	2,026,250	429,794	259,888	1,932,845
(2) Investments, at cost	$22,016,842	$9,673,964	$7,597,278	$2,573,078	$12,761,041

Dec. 31, 2016 (continued)	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Assets
Investments, at fair value(1),(2)	$9,728,430	$31,599,882	$1,613,784	$30,144,950	$19,950,711
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,928	9,683	412	32,539	1,348
Receivable for share redemptions	8,405	16,025	6,885	17,190	13,037
Total assets	9,739,763	31,625,590	1,621,081	30,194,679	19,965,096

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,019	15,912	909	14,800	9,162
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	3,386	113	5,976	2,390	3,875
Payable for investments purchased	2,928	9,683	412	32,539	1,348
Total liabilities	11,333	25,708	7,297	49,729	14,385
Net assets applicable to Variable Life contracts in accumulation period	9,728,430	31,599,882	1,613,709	30,144,950	19,950,711
Net assets applicable to seed money	—	—	75	—	—
Total net assets	$9,728,430	$31,599,882	$1,613,784	$30,144,950	$19,950,711
(1) Investment shares	343,639	1,323,833	136,530	1,981,917	1,329,161
(2) Investments, at cost	$9,537,576	$49,787,021	$1,611,515	$34,141,732	$20,684,685

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv
Assets
Investments, at fair value(1),(2)	$22,773,474	$10,235,612	$5,489,660	$397,701	$14,758,952
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,413	31,045	33,670	5	8,341
Receivable for share redemptions	12,026	5,502	2,804	239	9,749
Total assets	22,795,913	10,272,159	5,526,134	397,945	14,777,042

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,026	5,502	2,745	239	7,883
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	59	—	1,867
Payable for investments purchased	10,413	31,045	33,670	5	8,341
Total liabilities	22,439	36,547	36,474	244	18,091
Net assets applicable to Variable Life contracts in accumulation period	22,773,474	10,235,612	5,489,660	397,632	14,758,951
Net assets applicable to seed money	—	—	—	69	—
Total net assets	$22,773,474	$10,235,612	$5,489,660	$397,701	$14,758,951
(1) Investment shares	863,613	987,993	642,065	42,856	426,067
(2) Investments, at cost	$24,275,894	$9,003,294	$7,319,849	$422,144	$14,997,590

Dec. 31, 2016 (continued)	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Assets
Investments, at fair value(1),(2)	$41,542,637	$18,841,564	$16,502,063	$2,171,838	$17,596,166
Dividends receivable	—	—	—	3,537	—
Accounts receivable from RiverSource Life for contract purchase payments	3,445	4,203	4,528	848	8,579
Receivable for share redemptions	25,000	16,765	8,427	1,038	9,549
Total assets	41,571,082	18,862,532	16,515,018	2,177,261	17,614,294

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	23,112	9,918	8,427	1,038	9,549
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	1,888	6,847	—	—	—
Payable for investments purchased	3,445	4,203	4,528	4,385	8,579
Total liabilities	28,445	20,968	12,955	5,423	18,128
Net assets applicable to Variable Life contracts in accumulation period	41,542,637	18,841,564	16,502,063	2,169,768	17,596,166
Net assets applicable to seed money	—	—	—	2,070	—
Total net assets	$41,542,637	$18,841,564	$16,502,063	$2,171,838	$17,596,166
(1) Investment shares	8,193,814	793,329	1,630,639	204,120	1,122,204
(2) Investments, at cost	$44,293,356	$17,401,433	$17,752,510	$2,235,992	$19,659,512

See accompanying notes to financial statements.

8	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$4,631,440	$1,758,705	$2,595,124	$193,614,263	$322,619,989
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,683	465	602	28,830	42,696
Receivable for share redemptions	2,312	1,042	1,339	98,225	340,388
Total assets	4,644,435	1,760,212	2,597,065	193,741,318	323,003,073

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,312	841	1,339	83,741	184,692
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	201	—	14,483	155,696
Payable for investments purchased	10,683	465	602	28,830	42,696
Total liabilities	12,995	1,507	1,941	127,054	383,084
Net assets applicable to Variable Life contracts in accumulation period	4,631,440	1,758,705	2,595,010	193,614,260	322,619,986
Net assets applicable to seed money	—	—	114	4	3
Total net assets	$4,631,440	$1,758,705	$2,595,124	$193,614,264	$322,619,989
(1) Investment shares	375,624	53,816	364,996	11,621,504	19,330,137
(2) Investments, at cost	$5,005,646	$1,467,124	$2,882,301	$161,177,686	$231,529,679

Dec. 31, 2016 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3	VP Mod, Cl 2
Assets
Investments, at fair value(1),(2)	$11,486,960	$16,100,072	$23,326,243	$5,619,514	$336,096,831
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,300	—	8,437	371	103,442
Receivable for share redemptions	6,197	29,953	14,049	3,603	181,491
Total assets	11,506,457	16,130,025	23,348,729	5,623,488	336,381,764

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,197	8,605	14,049	2,985	170,973
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	21,348	—	618	10,518
Payable for investments purchased	13,300	—	8,437	371	103,442
Total liabilities	19,497	29,953	22,486	3,974	284,933
Net assets applicable to Variable Life contracts in accumulation period	11,486,957	16,100,068	23,326,240	5,619,511	336,096,827
Net assets applicable to seed money	3	4	3	3	4
Total net assets	$11,486,960	$16,100,072	$23,326,243	$5,619,514	$336,096,831
(1) Investment shares	2,092,342	1,244,210	1,802,646	333,107	22,556,834
(2) Investments, at cost	$14,661,139	$15,163,368	$21,064,954	$4,009,390	$277,939,625

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$618,470,122	$496,511,626	$1,027,370,811	$61,117,342	$85,866,342
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,195	100,629	33,065	1,113	99,568
Receivable for share redemptions	374,534	345,108	672,022	62,210	47,087
Total assets	618,848,851	496,957,363	1,028,075,898	61,180,665	86,012,997

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	354,381	225,818	593,582	31,543	47,087
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	20,153	119,289	78,440	30,667	—
Payable for investments purchased	4,195	100,629	33,065	1,113	99,568
Total liabilities	378,729	445,736	705,087	63,323	146,655
Net assets applicable to Variable Life contracts in accumulation period	618,470,119	496,511,623	1,027,370,808	61,117,338	85,866,339
Net assets applicable to seed money	3	4	3	4	3
Total net assets	$618,470,122	$496,511,627	$1,027,370,811	$61,117,342	$85,866,342
(1) Investment shares	41,452,421	31,444,688	64,982,341	4,400,097	6,168,559
(2) Investments, at cost	$461,942,445	$410,363,467	$737,964,946	$54,745,835	$72,157,523

Dec. 31, 2016 (continued)	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl
Assets
Investments, at fair value(1),(2)	$499,171	$597,524	$15,547,616	$13,504,808	$76,959,017
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	36	24	9,492	23,732	93,325
Receivable for share redemptions	247	305	19,425	7,052	39,177
Total assets	499,454	597,853	15,576,533	13,535,592	77,091,519

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	247	305	7,460	7,052	39,177
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	11,965	—	—
Payable for investments purchased	36	24	9,492	23,732	93,325
Total liabilities	283	329	28,917	30,784	132,502
Net assets applicable to Variable Life contracts in accumulation period	499,008	597,443	15,547,613	13,504,805	76,959,014
Net assets applicable to seed money	163	81	3	3	3
Total net assets	$499,171	$597,524	$15,547,616	$13,504,808	$76,959,017
(1) Investment shares	49,817	61,664	600,062	599,947	3,255,458
(2) Investments, at cost	$501,488	$605,511	$10,761,114	$11,140,866	$92,960,028

See accompanying notes to financial statements.

10	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2016 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$97,612,950	$10,153,133	$18,945,236	$14,274,323	$13,708,752
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3,598	10,730	—	6,529
Receivable for share redemptions	81,321	5,073	9,385	22,288	7,063
Total assets	97,694,271	10,161,804	18,965,351	14,296,611	13,722,344

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	47,823	5,073	9,170	7,177	6,677
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	33,498	—	214	15,111	386
Payable for investments purchased	—	3,598	10,730	—	6,529
Total liabilities	81,321	8,671	20,114	22,288	13,592
Net assets applicable to Variable Life contracts in accumulation period	97,612,947	10,153,133	18,945,237	14,274,323	13,708,752
Net assets applicable to seed money	3	—	—	—	—
Total net assets	$97,612,950	$10,153,133	$18,945,237	$14,274,323	$13,708,752
(1) Investment shares	3,679,342	529,913	4,257,357	578,611	1,645,709
(2) Investments, at cost	$112,005,246	$9,048,066	$20,502,152	$12,412,161	$14,555,222

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	11

Statements of Operations

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$1,203	$189,529	$448,678	$—	$155,987
Variable account expenses	1,513	140,010	259,355	69,280	33,925
Investment income (loss) — net	(310)	49,519	189,323	(69,280)	122,062

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	570,501	3,355,419	5,113,190	2,426,210	1,387,503
Cost of investments sold	583,085	2,824,794	5,776,998	2,250,905	1,541,755
Net realized gain (loss) on sales of investments	(12,584)	530,625	(663,808)	175,305	(154,252)
Distributions from capital gains	47	1,407,380	—	1,343,847	—
Net change in unrealized appreciation or depreciation of investments	28,817	351,025	(203,166)	(1,176,213)	2,093,800
Net gain (loss) on investments	16,280	2,289,030	(866,974)	342,939	1,939,548
Net increase (decrease) in net assets resulting from operations	$15,970	$2,338,549	$(677,651)	$273,659	$2,061,610

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Investment income
Dividend income	$73,474	$444,293	$97,463	$136,548	$—
Variable account expenses	49,106	166,754	47,278	45,877	1,306,873
Investment income (loss) — net	24,368	277,539	50,185	90,671	(1,306,873)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,151,762	3,304,094	1,839,226	1,150,540	13,422,441
Cost of investments sold	1,142,077	2,779,178	1,968,685	1,087,889	8,944,099
Net realized gain (loss) on sales of investments	9,685	524,916	(129,459)	62,651	4,478,342
Distributions from capital gains	—	—	—	207,662	—
Net change in unrealized appreciation or depreciation of investments	(555,124)	4,251,682	346,056	151,396	6,008,545
Net gain (loss) on investments	(545,439)	4,776,598	216,597	421,709	10,486,887
Net increase (decrease) in net assets resulting from operations	$(521,071)	$5,054,137	$266,782	$512,380	$9,180,014

Year ended Dec. 31, 2016 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$—	$38,427	$—	$4,771
Variable account expenses	1,998,160	1,258,375	241,443	144,336	300,821
Investment income (loss) — net	(1,998,160)	(1,258,375)	(203,016)	(144,336)	(296,050)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	31,666,562	22,083,011	4,739,529	3,699,623	15,030,138
Cost of investments sold	18,149,739	14,873,617	5,043,641	4,477,871	15,029,450
Net realized gain (loss) on sales of investments	13,516,823	7,209,394	(304,112)	(778,248)	688
Distributions from capital gains	—	—	—	632,965	—
Net change in unrealized appreciation or depreciation of investments	7,014,673	17,792,542	2,068,779	(33,815)	(688)
Net gain (loss) on investments	20,531,496	25,001,936	1,764,667	(179,098)	—
Net increase (decrease) in net assets resulting from operations	$18,533,336	$23,743,561	$1,561,651	$(323,434)	$(296,050)

See accompanying notes to financial statements.

12	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$3,480,112	$2,498,532	$1,654,881	$—	$—
Variable account expenses	360,728	142,059	654,208	317,142	404,267
Investment income (loss) — net	3,119,384	2,356,473	1,000,673	(317,142)	(404,267)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,189,642	3,456,005	13,569,700	10,268,213	7,379,750
Cost of investments sold	8,323,816	3,999,167	13,719,361	6,566,046	5,252,704
Net realized gain (loss) on sales of investments	(134,174)	(543,162)	(149,661)	3,702,167	2,127,046
Distributions from capital gains	—	1,055,401	60,504	—	—
Net change in unrealized appreciation or depreciation of investments	3,055,225	(1,013,942)	2,887,401	(3,246,246)	5,392,441
Net gain (loss) on investments	2,921,051	(501,703)	2,798,244	455,921	7,519,487
Net increase (decrease) in net assets resulting from operations	$6,040,435	$1,854,770	$3,798,917	$138,779	$7,115,220

Year ended Dec. 31, 2016 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$96,504	$—	$—	$—	$—
Variable account expenses	16,226	8,227	29,290	169,456	158,522
Investment income (loss) — net	80,278	(8,227)	(29,290)	(169,456)	(158,522)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,819,771	414,235	1,149,731	9,413,900	5,213,451
Cost of investments sold	1,850,808	408,053	1,156,828	9,564,932	5,211,554
Net realized gain (loss) on sales of investments	(31,037)	6,182	(7,097)	(151,032)	1,897
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	78,247	25,276	130,532	1,152,581	846,146
Net gain (loss) on investments	47,210	31,458	123,435	1,001,549	848,043
Net increase (decrease) in net assets resulting from operations	$127,488	$23,231	$94,145	$832,093	$689,521

Year ended Dec. 31, 2016 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$1,008,367	$—	$—
Variable account expenses	88,354	100,950	508,501	65,379	96,342
Investment income (loss) — net	(88,354)	(100,950)	499,866	(65,379)	(96,342)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,025,881	2,544,298	8,429,106	2,241,816	2,738,426
Cost of investments sold	2,289,078	1,932,830	6,723,293	1,804,779	2,014,334
Net realized gain (loss) on sales of investments	736,803	611,468	1,705,813	437,037	724,092
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(458,098)	1,185,992	(7,331,966)	1,346,540	1,470,098
Net gain (loss) on investments	278,705	1,797,460	(5,626,153)	1,783,577	2,194,190
Net increase (decrease) in net assets resulting from operations	$190,351	$1,696,510	$(5,126,287)	$1,718,198	$2,097,848

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$707,230	$—	$21,704	$776,810	$512,511
Variable account expenses	154,978	42,303	5,596	146,166	530,172
Investment income (loss) — net	552,252	(42,303)	16,108	630,644	(17,661)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,138,914	1,581,099	374,190	5,030,772	14,096,585
Cost of investments sold	5,095,761	2,742,429	392,647	5,213,957	12,294,768
Net realized gain (loss) on sales of investments	43,153	(1,161,330)	(18,457)	(183,185)	1,801,817
Distributions from capital gains	191,822	—	—	—	7,053,194
Net change in unrealized appreciation or depreciation of investments	(294,953)	1,911,321	50,997	1,304,650	(3,189,483)
Net gain (loss) on investments	(59,978)	749,991	32,540	1,121,465	5,665,528
Net increase (decrease) in net assets resulting from operations	$492,274	$707,688	$48,648	$1,752,109	$5,647,867

Year ended Dec. 31, 2016 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Investment income
Dividend income	$458,030	$219,140	$164,685	$579,775	$137,629
Variable account expenses	164,622	420,491	81,710	294,279	17,301
Investment income (loss) — net	293,408	(201,351)	82,975	285,496	120,328

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,352,757	7,205,951	1,989,173	5,125,227	807,560
Cost of investments sold	3,175,847	7,548,314	2,022,867	5,291,584	883,572
Net realized gain (loss) on sales of investments	176,910	(342,363)	(33,694)	(166,357)	(76,012)
Distributions from capital gains	1,792,726	4,357,012	22,913	—	—
Net change in unrealized appreciation or depreciation of investments	1,923,788	3,666,034	(905,633)	(80,214)	310,493
Net gain (loss) on investments	3,893,424	7,680,683	(916,414)	(246,571)	234,481
Net increase (decrease) in net assets resulting from operations	$4,186,832	$7,479,332	$(833,439)	$38,925	$354,809

Year ended Dec. 31, 2016 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Investment income
Dividend income	$390,419	$281,324	$—	$1,160,963	$6,721
Variable account expenses	128,516	207,401	16,658	529,272	5,371
Investment income (loss) — net	261,903	73,923	(16,658)	631,691	1,350

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,292,980	4,169,453	869,242	13,382,109	182,596
Cost of investments sold	3,170,848	4,131,501	952,835	13,710,879	191,621
Net realized gain (loss) on sales of investments	122,132	37,952	(83,593)	(328,770)	(9,025)
Distributions from capital gains	1,608,345	5,169,956	2,512	46,897	—
Net change in unrealized appreciation or depreciation of investments	862,055	3,901,519	166,690	10,071,187	8,588
Net gain (loss) on investments	2,592,532	9,109,427	85,609	9,789,314	(437)
Net increase (decrease) in net assets resulting from operations	$2,854,435	$9,183,350	$68,951	$10,421,005	$913
See accompanying notes to financial statements.

14	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$548,643	$—	$6,365	$110,477	$244,095
Variable account expenses	260,817	55,850	18,016	56,501	107,974
Investment income (loss) — net	287,826	(55,850)	(11,651)	53,976	136,121

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,551,708	1,186,106	748,146	2,490,220	2,132,800
Cost of investments sold	4,527,512	987,550	814,964	2,148,064	1,809,963
Net realized gain (loss) on sales of investments	1,024,196	198,556	(66,818)	342,156	322,837
Distributions from capital gains	1,480,158	848,231	—	664,149	—
Net change in unrealized appreciation or depreciation of investments	1,223,944	(897,516)	346,181	224,495	1,658,328
Net gain (loss) on investments	3,728,298	149,271	279,363	1,230,800	1,981,165
Net increase (decrease) in net assets resulting from operations	$4,016,124	$93,421	$267,712	$1,284,776	$2,117,286

Year ended Dec. 31, 2016 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv
Investment income
Dividend income	$282,389	$—	$—	$12,595	$14,751
Variable account expenses	147,020	53,917	55,246	12,509	97,075
Investment income (loss) — net	135,369	(53,917)	(55,246)	86	(82,324)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,049,391	1,546,617	3,055,868	1,313,941	2,756,102
Cost of investments sold	2,799,347	1,418,545	3,035,331	1,685,753	2,255,568
Net realized gain (loss) on sales of investments	250,044	128,072	20,537	(371,812)	500,534
Distributions from capital gains	—	1,022,493	356,344	—	569,897
Net change in unrealized appreciation or depreciation of investments	(728,285)	(969,095)	(551,848)	274,655	981,125
Net gain (loss) on investments	(478,241)	181,470	(174,967)	(97,157)	2,051,556
Net increase (decrease) in net assets resulting from operations	$(342,872)	$127,553	$(230,213)	$(97,071)	$1,969,232

Year ended Dec. 31, 2016 (continued)	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Investment income
Dividend income	$37,669	$1,521,319	$4,046	$115,235	$—
Variable account expenses	63,667	200,187	12,633	183,258	111,066
Investment income (loss) — net	(25,998)	1,321,132	(8,587)	(68,023)	(111,066)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,876,143	4,580,331	1,381,237	4,107,994	3,129,728
Cost of investments sold	1,788,304	7,183,549	1,402,947	4,428,250	3,357,254
Net realized gain (loss) on sales of investments	87,839	(2,603,218)	(21,710)	(320,256)	(227,526)
Distributions from capital gains	616,023	1,052,997	6,108	3,486,252	932,627
Net change in unrealized appreciation or depreciation of investments	(731,484)	(2,516,177)	85,394	(1,579,198)	912,453
Net gain (loss) on investments	(27,622)	(4,066,398)	69,792	1,586,798	1,617,554
Net increase (decrease) in net assets resulting from operations	$(53,620)	$(2,745,266)	$61,205	$1,518,775	$1,506,488

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2016 (continued)	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv
Investment income
Dividend income	$837,620	$147,693	$—	$—	$114,166
Variable account expenses	148,106	72,701	37,059	3,235	96,474
Investment income (loss) — net	689,514	74,992	(37,059)	(3,235)	17,692

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,752,224	2,748,083	1,471,536	195,825	3,512,309
Cost of investments sold	4,063,450	2,360,291	1,903,972	208,870	3,631,681
Net realized gain (loss) on sales of investments	(311,226)	387,792	(432,436)	(13,045)	(119,372)
Distributions from capital gains	531,994	—	288,846	2,139	1,012,233
Net change in unrealized appreciation or depreciation of investments	1,281,085	(180,290)	(445,918)	9,967	(1,092,047)
Net gain (loss) on investments	1,501,853	207,502	(589,508)	(939)	(199,186)
Net increase (decrease) in net assets resulting from operations	$2,191,367	$282,494	$(626,567)	$(4,174)	$(181,494)

Year ended Dec. 31, 2016 (continued)	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Investment income
Dividend income	$2,007,104	$39,593	$410,038	$40,072	$—
Variable account expenses	296,693	104,891	105,198	11,364	140,723
Investment income (loss) — net	1,710,411	(65,298)	304,840	28,708	(140,723)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,094,888	2,326,273	4,336,304	629,697	7,410,065
Cost of investments sold	8,673,567	2,468,509	4,907,616	634,550	7,818,912
Net realized gain (loss) on sales of investments	(578,679)	(142,236)	(571,312)	(4,853)	(408,847)
Distributions from capital gains	—	609,505	—	—	2,718,305
Net change in unrealized appreciation or depreciation of investments	1,242,935	2,213,705	2,168,708	7,706	(5,061,987)
Net gain (loss) on investments	664,256	2,680,974	1,597,396	2,853	(2,752,529)
Net increase (decrease) in net assets resulting from operations	$2,374,667	$2,615,676	$1,902,236	$31,561	$(2,893,252)

Year ended Dec. 31, 2016 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$151,828	$53,741	$5,268	$—	$—
Variable account expenses	27,645	19,713	13,914	1,005,524	2,247,629
Investment income (loss) — net	124,183	34,028	(8,646)	(1,005,524)	(2,247,629)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	797,086	6,441,580	1,054,629	20,255,229	39,732,839
Cost of investments sold	878,984	5,188,856	1,063,483	17,275,136	30,370,733
Net realized gain (loss) on sales of investments	(81,898)	1,252,724	(8,854)	2,980,093	9,362,106
Distributions from capital gains	—	744,261	—	—	—
Net change in unrealized appreciation or depreciation of investments	(187,344)	(2,038,929)	(84,573)	8,129,629	9,102,533
Net gain (loss) on investments	(269,242)	(41,944)	(93,427)	11,109,722	18,464,639
Net increase (decrease) in net assets resulting from operations	$(145,059)	$(7,916)	$(102,073)	$10,104,198	$16,217,010

See accompanying notes to financial statements.

16	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2016 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3	VP Mod, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	74,257	107,632	174,385	36,137	2,074,501
Investment income (loss) — net	(74,257)	(107,632)	(174,385)	(36,137)	(2,074,501)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,337,201	6,691,478	6,068,592	1,136,516	33,999,290
Cost of investments sold	3,143,709	6,245,139	5,417,016	863,636	28,717,461
Net realized gain (loss) on sales of investments	(806,508)	446,339	651,576	272,880	5,281,829
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,721,180	80,763	148,571	244,965	9,669,569
Net gain (loss) on investments	914,672	527,102	800,147	517,845	14,951,398
Net increase (decrease) in net assets resulting from operations	$840,415	$419,470	$625,762	$481,708	$12,876,897

Year ended Dec. 31, 2016 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,422,762	2,716,907	7,329,439	364,792	553,267
Investment income (loss) — net	(4,422,762)	(2,716,907)	(7,329,439)	(364,792)	(553,267)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	74,087,029	41,162,396	107,719,524	13,021,645	13,049,467
Cost of investments sold	56,492,158	34,509,370	80,086,158	11,645,994	10,751,144
Net realized gain (loss) on sales of investments	17,594,871	6,653,026	27,633,366	1,375,651	2,298,323
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	10,996,567	18,419,612	25,637,516	606,465	849,442
Net gain (loss) on investments	28,591,438	25,072,638	53,270,882	1,982,116	3,147,765
Net increase (decrease) in net assets resulting from operations	$24,168,676	$22,355,731	$45,941,443	$1,617,324	$2,594,498

Year ended Dec. 31, 2016 (continued)	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl
Investment income
Dividend income	$11,690	$16,163	$—	$—	$943,963
Variable account expenses	2,007	3,719	81,780	59,625	509,928
Investment income (loss) — net	9,683	12,444	(81,780)	(59,625)	434,035

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	67,063	154,159	1,895,002	929,023	10,370,741
Cost of investments sold	66,693	155,793	1,503,922	809,513	11,698,529
Net realized gain (loss) on sales of investments	370	(1,634)	391,080	119,510	(1,327,788)
Distributions from capital gains	—	—	—	—	6,637,608
Net change in unrealized appreciation or depreciation of investments	6,038	14,086	2,843,098	1,662,324	(7,339,401)
Net gain (loss) on investments	6,408	12,452	3,234,178	1,781,834	(2,029,581)
Net increase (decrease) in net assets resulting from operations	$16,091	$24,896	$3,152,398	$1,722,209	$(1,595,546)

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2016 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$—	$76,259	$534,996	$281,606	$—
Variable account expenses	548,435	53,693	114,777	86,458	82,154
Investment income (loss) — net	(548,435)	22,566	420,219	195,148	(82,154)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,451,388	1,523,684	3,759,441	2,058,212	4,128,372
Cost of investments sold	12,047,321	1,313,988	4,054,514	1,794,395	4,650,247
Net realized gain (loss) on sales of investments	(1,595,933)	209,696	(295,073)	263,817	(521,875)
Distributions from capital gains	24,988,822	244,188	1,448,012	1,398,105	1,307,158
Net change in unrealized appreciation or depreciation of investments	(11,502,202)	111,528	(1,181,811)	(336,487)	77,164
Net gain (loss) on investments	11,890,687	565,412	(28,872)	1,325,435	862,447
Net increase (decrease) in net assets resulting from operations	$11,342,252	$587,978	$391,347	$1,520,583	$780,293

See accompanying notes to financial statements.

18	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(310)	$49,519	$189,323	$(69,280)	$122,062
Net realized gain (loss) on sales of investments	(12,584)	530,625	(663,808)	175,305	(154,252)
Distributions from capital gains	47	1,407,380	—	1,343,847	—
Net change in unrealized appreciation or depreciation of investments	28,817	351,025	(203,166)	(1,176,213)	2,093,800
Net increase (decrease) in net assets resulting from operations	15,970	2,338,549	(677,651)	273,659	2,061,610

Contract transactions
Contract purchase payments	31,870	1,145,180	2,999,226	575,271	525,947
Net transfers(1)	32,902	(515,897)	(1,421,486)	2,721,753	2,637,250
Transfers for policy loans	(3,340)	(173,738)	(413,961)	(94,643)	(85,595)
Policy charges	(6,526)	(583,374)	(1,344,276)	(210,633)	(136,348)
Contract terminations:
Surrender benefits	(516,035)	(1,261,188)	(2,574,472)	(474,042)	(336,259)
Death benefits	—	—	(15,982)	(936)	(4,495)
Increase (decrease) from contract transactions	(461,129)	(1,389,017)	(2,770,951)	2,516,770	2,600,500
Net assets at beginning of year	640,593	23,189,203	44,495,152	9,752,427	3,627,292
Net assets at end of year	$195,434	$24,138,735	$41,046,550	$12,542,856	$8,289,402

Accumulation unit activity
Units outstanding at beginning of year	645,604	10,896,231	28,186,734	4,798,971	5,851,503
Contract purchase payments	31,188	531,538	1,973,147	303,216	721,273
Net transfers(1)	33,513	(225,257)	(924,707)	1,369,574	3,661,059
Transfers for policy loans	(3,250)	(85,873)	(276,511)	(55,013)	(115,544)
Policy charges	(6,336)	(271,804)	(883,452)	(108,657)	(179,678)
Contract terminations:
Surrender benefits	(511,221)	(573,416)	(1,687,195)	(235,994)	(453,770)
Death benefits	—	—	(9,813)	(308)	(5,739)
Units outstanding at end of year	189,498	10,271,419	26,378,203	6,071,789	9,479,104

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$24,368	$277,539	$50,185	$90,671	$(1,306,873)
Net realized gain (loss) on sales of investments	9,685	524,916	(129,459)	62,651	4,478,342
Distributions from capital gains	—	—	—	207,662	—
Net change in unrealized appreciation or depreciation of investments	(555,124)	4,251,682	346,056	151,396	6,008,545
Net increase (decrease) in net assets resulting from operations	(521,071)	5,054,137	266,782	512,380	9,180,014

Contract transactions
Contract purchase payments	455,494	1,464,666	685,034	322,960	9,241,777
Net transfers(1)	(214,953)	545,651	930,166	(214,081)	14,467,269
Transfers for policy loans	(45,804)	(207,280)	(61,586)	(53,122)	(234,993)
Policy charges	(255,236)	(757,288)	(237,051)	(241,064)	(10,956,068)
Contract terminations:
Surrender benefits	(361,808)	(1,448,290)	(210,727)	(324,358)	(9,469,291)
Death benefits	(10,581)	(38,413)	—	—	(192,016)
Increase (decrease) from contract transactions	(432,888)	(440,954)	1,105,836	(509,665)	2,856,678
Net assets at beginning of year	8,653,733	26,725,917	6,575,190	7,490,251	163,708,256
Net assets at end of year	$7,699,774	$31,339,100	$7,947,808	$7,492,966	$175,744,948

Accumulation unit activity
Units outstanding at beginning of year	6,163,347	16,239,305	6,591,670	4,295,256	94,601,764
Contract purchase payments	341,417	839,540	632,282	177,547	5,360,303
Net transfers(1)	(140,607)	381,688	1,000,883	(128,144)	7,593,386
Transfers for policy loans	(29,573)	(102,455)	(62,712)	(28,388)	(142,077)
Policy charges	(190,589)	(436,312)	(231,784)	(134,968)	(6,374,894)
Contract terminations:
Surrender benefits	(277,731)	(864,308)	(206,843)	(179,935)	(5,329,645)
Death benefits	(9,389)	(18,300)	—	—	(100,501)
Units outstanding at end of year	5,856,875	16,039,158	7,723,496	4,001,368	95,608,336

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

20	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(1,998,160)	$(1,258,375)	$(203,016)	$(144,336)	$(296,050)
Net realized gain (loss) on sales of investments	13,516,823	7,209,394	(304,112)	(778,248)	688
Distributions from capital gains	—	—	—	632,965	—
Net change in unrealized appreciation or depreciation of investments	7,014,673	17,792,542	2,068,779	(33,815)	(688)
Net increase (decrease) in net assets resulting from operations	18,533,336	23,743,561	1,561,651	(323,434)	(296,050)

Contract transactions
Contract purchase payments	14,250,111	9,420,075	2,254,380	1,246,544	7,580,354
Net transfers(1)	(8,995,222)	(5,070,912)	(841,365)	(1,077,778)	4,436,413
Transfers for policy loans	(783,313)	(1,825,904)	(251,028)	(338,735)	587,454
Policy charges	(16,723,988)	(6,722,209)	(1,148,055)	(883,656)	(5,663,023)
Contract terminations:
Surrender benefits	(15,234,749)	(11,612,537)	(2,070,608)	(1,354,333)	(6,971,584)
Death benefits	(101,886)	(43,623)	(2,296)	(44,459)	(600,664)
Increase (decrease) from contract transactions	(27,589,047)	(15,855,110)	(2,058,972)	(2,452,417)	(631,050)
Net assets at beginning of year	283,877,316	195,127,358	37,404,007	24,190,792	48,319,835
Net assets at end of year	$274,821,605	$203,015,809	$36,906,686	$21,414,941	$47,392,735

Accumulation unit activity
Units outstanding at beginning of year	178,449,347	88,079,763	20,223,582	18,895,464	47,210,218
Contract purchase payments	9,083,348	4,027,040	1,154,304	917,006	7,342,785
Net transfers(1)	(5,466,089)	(2,181,672)	(405,013)	(682,987)	4,271,709
Transfers for policy loans	(383,513)	(729,948)	(112,920)	(239,007)	620,508
Policy charges	(11,258,567)	(2,843,037)	(583,596)	(644,449)	(5,501,609)
Contract terminations:
Surrender benefits	(9,643,678)	(4,952,843)	(1,084,488)	(1,022,583)	(6,740,990)
Death benefits	(60,404)	(17,766)	(1,098)	(32,056)	(561,496)
Units outstanding at end of year	160,720,444	81,381,537	19,190,771	17,191,388	46,641,125

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$3,119,384	$2,356,473	$1,000,673	$(317,142)	$(404,267)
Net realized gain (loss) on sales of investments	(134,174)	(543,162)	(149,661)	3,702,167	2,127,046
Distributions from capital gains	—	1,055,401	60,504	—	—
Net change in unrealized appreciation or depreciation of investments	3,055,225	(1,013,942)	2,887,401	(3,246,246)	5,392,441
Net increase (decrease) in net assets resulting from operations	6,040,435	1,854,770	3,798,917	138,779	7,115,220

Contract transactions
Contract purchase payments	2,529,973	918,988	5,900,116	2,176,819	3,486,999
Net transfers(1)	(1,081,635)	7,763,529	359,143	(4,930,298)	5,101,915
Transfers for policy loans	(547,125)	(211,498)	(610,484)	(583,158)	(427,780)
Policy charges	(2,028,457)	(688,818)	(5,031,829)	(1,598,517)	(1,915,078)
Contract terminations:
Surrender benefits	(3,508,427)	(1,052,608)	(5,690,420)	(2,878,235)	(3,808,484)
Death benefits	(36,706)	(24,841)	(287,675)	—	(140)
Increase (decrease) from contract transactions	(4,672,377)	6,704,752	(5,361,149)	(7,813,389)	2,437,432
Net assets at beginning of year	56,675,820	15,025,889	98,135,271	56,942,823	65,862,615
Net assets at end of year	$58,043,878	$23,585,411	$96,573,039	$49,268,213	$75,415,267

Accumulation unit activity
Units outstanding at beginning of year	27,649,505	8,419,345	63,913,499	36,404,589	33,129,500
Contract purchase payments	1,152,070	492,827	3,561,911	1,470,528	1,821,471
Net transfers(1)	(470,875)	4,194,140	577,610	(4,267,404)	2,472,661
Transfers for policy loans	(254,951)	(104,858)	(373,684)	(572,133)	(247,000)
Policy charges	(922,188)	(365,987)	(3,039,605)	(1,073,767)	(980,559)
Contract terminations:
Surrender benefits	(1,621,348)	(543,464)	(3,575,081)	(1,846,543)	(1,854,409)
Death benefits	(15,298)	(11,551)	(194,343)	—	(48)
Units outstanding at end of year	25,516,915	12,080,452	60,870,307	30,115,270	34,341,616

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$80,278	$(8,227)	$(29,290)	$(169,456)	$(158,522)
Net realized gain (loss) on sales of investments	(31,037)	6,182	(7,097)	(151,032)	1,897
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	78,247	25,276	130,532	1,152,581	846,146
Net increase (decrease) in net assets resulting from operations	127,488	23,231	94,145	832,093	689,521

Contract transactions
Contract purchase payments	99,165	238	167,311	2,991,956	1,502,799
Net transfers(1)	1,948,552	1,103,522	1,442,829	(1,844,376)	1,401,896
Transfers for policy loans	(64,317)	(55,445)	(30,714)	(461,302)	(93,272)
Policy charges	(45,860)	(48,088)	(144,373)	(532,560)	(689,005)
Contract terminations:
Surrender benefits	(643,318)	(39,620)	(85,000)	(2,269,396)	(1,023,423)
Death benefits	—	(16,018)	—	—	—
Increase (decrease) from contract transactions	1,294,222	944,589	1,350,053	(2,115,678)	1,098,995
Net assets at beginning of year	1,840,699	633,152	3,244,613	29,670,611	22,774,316
Net assets at end of year	$3,262,409	$1,600,972	$4,688,811	$28,387,026	$24,562,832

Accumulation unit activity
Units outstanding at beginning of year	1,985,697	639,103	3,300,265	30,601,747	23,281,338
Contract purchase payments	101,111	232	169,757	3,079,208	1,517,612
Net transfers(1)	2,064,376	1,090,105	1,440,476	(1,885,794)	1,433,537
Transfers for policy loans	(66,750)	(53,962)	(30,114)	(463,288)	(91,254)
Policy charges	(47,961)	(47,464)	(144,402)	(548,080)	(696,708)
Contract terminations:
Surrender benefits	(671,330)	(38,432)	(84,602)	(2,305,855)	(1,029,106)
Death benefits	—	(15,455)	—	—	—
Units outstanding at end of year	3,365,143	1,574,127	4,651,380	28,477,938	24,415,419

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(88,354)	$(100,950)	$499,866	$(65,379)	$(96,342)
Net realized gain (loss) on sales of investments	736,803	611,468	1,705,813	437,037	724,092
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(458,098)	1,185,992	(7,331,966)	1,346,540	1,470,098
Net increase (decrease) in net assets resulting from operations	190,351	1,696,510	(5,126,287)	1,718,198	2,097,848

Contract transactions
Contract purchase payments	772,723	673,317	3,965,175	386,133	684,483
Net transfers(1)	(1,455,431)	(688,207)	(2,752,590)	(841,897)	(346,950)
Transfers for policy loans	(91,254)	(59,313)	(146,651)	(83,958)	(116,382)
Policy charges	(493,592)	(327,487)	(3,884,143)	(227,451)	(537,087)
Contract terminations:
Surrender benefits	(801,040)	(525,574)	(3,557,532)	(348,365)	(1,004,975)
Death benefits	(21,735)	—	(27,866)	—	(2,019)
Increase (decrease) from contract transactions	(2,090,329)	(927,264)	(6,403,607)	(1,115,538)	(1,322,930)
Net assets at beginning of year	15,978,454	14,283,532	75,374,139	10,114,621	16,915,523
Net assets at end of year	$14,078,476	$15,052,778	$63,844,245	$10,717,281	$17,690,441

Accumulation unit activity
Units outstanding at beginning of year	6,587,021	6,935,229	60,009,657	4,990,072	6,354,084
Contract purchase payments	335,443	329,273	3,422,888	199,314	255,442
Net transfers(1)	(667,772)	(348,376)	(2,299,695)	(429,118)	(131,556)
Transfers for policy loans	(41,587)	(22,949)	(141,241)	(34,485)	(42,744)
Policy charges	(209,436)	(157,396)	(3,491,913)	(111,238)	(202,399)
Contract terminations:
Surrender benefits	(335,772)	(237,968)	(3,045,823)	(161,698)	(357,800)
Death benefits	(10,282)	—	(27,615)	—	(606)
Units outstanding at end of year	5,657,615	6,497,813	54,426,258	4,452,847	5,874,421

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$552,252	$(42,303)	$16,108	$630,644	$(17,661)
Net realized gain (loss) on sales of investments	43,153	(1,161,330)	(18,457)	(183,185)	1,801,817
Distributions from capital gains	191,822	—	—	—	7,053,194
Net change in unrealized appreciation or depreciation of investments	(294,953)	1,911,321	50,997	1,304,650	(3,189,483)
Net increase (decrease) in net assets resulting from operations	492,274	707,688	48,648	1,752,109	5,647,867

Contract transactions
Contract purchase payments	1,604,695	385,127	97,926	822,396	4,170,589
Net transfers(1)	965,189	(427,734)	176,683	(5,677)	(6,490,817)
Transfers for policy loans	(346,218)	46,931	(20,885)	(296,791)	(660,473)
Policy charges	(1,395,217)	(179,092)	(26,166)	(572,128)	(2,284,991)
Contract terminations:
Surrender benefits	(1,683,596)	(345,849)	(45,104)	(1,428,037)	(4,379,184)
Death benefits	(95,492)	—	—	—	(5,053)
Increase (decrease) from contract transactions	(950,639)	(520,617)	182,454	(1,480,237)	(9,649,929)
Net assets at beginning of year	24,563,829	6,453,108	1,079,101	23,249,669	89,136,957
Net assets at end of year	$24,105,464	$6,640,179	$1,310,203	$23,521,541	$85,134,895

Accumulation unit activity
Units outstanding at beginning of year	20,295,931	11,699,915	1,157,264	17,113,811	46,977,752
Contract purchase payments	1,284,834	700,176	97,787	595,003	2,377,246
Net transfers(1)	863,097	(736,285)	185,567	(133,678)	(3,469,128)
Transfers for policy loans	(318,183)	88,043	(21,496)	(219,670)	(348,155)
Policy charges	(1,107,917)	(314,719)	(26,697)	(413,105)	(1,251,253)
Contract terminations:
Surrender benefits	(1,328,196)	(539,731)	(47,207)	(983,319)	(2,229,533)
Death benefits	(81,420)	—	—	—	(1,861)
Units outstanding at end of year	19,608,146	10,897,399	1,345,218	15,959,042	42,055,068

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Operations
Investment income (loss) — net	$293,408	$(201,351)	$82,975	$285,496	$120,328
Net realized gain (loss) on sales of investments	176,910	(342,363)	(33,694)	(166,357)	(76,012)
Distributions from capital gains	1,792,726	4,357,012	22,913	—	—
Net change in unrealized appreciation or depreciation of investments	1,923,788	3,666,034	(905,633)	(80,214)	310,493
Net increase (decrease) in net assets resulting from operations	4,186,832	7,479,332	(833,439)	38,925	354,809

Contract transactions
Contract purchase payments	1,601,512	4,093,248	922,575	2,568,863	203,107
Net transfers(1)	(1,099,717)	(2,258,362)	(546,080)	(969,294)	247,240
Transfers for policy loans	(276,699)	(770,146)	(168,912)	(250,850)	1,150
Policy charges	(854,014)	(1,958,157)	(385,342)	(1,624,790)	(95,632)
Contract terminations:
Surrender benefits	(1,668,049)	(3,570,852)	(796,048)	(2,497,986)	(148,014)
Death benefits	—	(22,898)	(568)	(23,586)	—
Increase (decrease) from contract transactions	(2,296,967)	(4,487,167)	(974,375)	(2,797,643)	207,851
Net assets at beginning of year	29,522,499	70,262,713	14,579,180	49,205,564	2,713,034
Net assets at end of year	$31,412,364	$73,254,878	$12,771,366	$46,446,846	$3,275,694

Accumulation unit activity
Units outstanding at beginning of year	19,139,210	38,232,411	10,115,723	21,919,210	3,020,323
Contract purchase payments	999,514	2,156,980	668,234	1,116,954	204,393
Net transfers(1)	(649,580)	(851,278)	(323,126)	(288,532)	240,585
Transfers for policy loans	(155,088)	(340,423)	(102,183)	(93,697)	1,231
Policy charges	(534,208)	(1,043,557)	(279,878)	(698,829)	(101,116)
Contract terminations:
Surrender benefits	(1,049,783)	(1,915,579)	(579,494)	(1,071,809)	(156,296)
Death benefits	—	(10,988)	(470)	(9,374)	—
Units outstanding at end of year	17,750,065	36,227,566	9,498,806	20,873,923	3,209,120

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$261,903	$73,923	$(16,658)	$631,691	$1,350
Net realized gain (loss) on sales of investments	122,132	37,952	(83,593)	(328,770)	(9,025)
Distributions from capital gains	1,608,345	5,169,956	2,512	46,897	—
Net change in unrealized appreciation or depreciation of investments	862,055	3,901,519	166,690	10,071,187	8,588
Net increase (decrease) in net assets resulting from operations	2,854,435	9,183,350	68,951	10,421,005	913

Contract transactions
Contract purchase payments	1,179,107	1,664,663	186,831	3,895,549	47,794
Net transfers(1)	(952,503)	756,672	(6,405)	(6,558,652)	276,858
Transfers for policy loans	(399,276)	(251,634)	3,450	(730,091)	(7,566)
Policy charges	(622,555)	(1,097,533)	(75,289)	(2,873,696)	(15,548)
Contract terminations:
Surrender benefits	(1,374,194)	(2,067,814)	(154,738)	(5,371,570)	(12,356)
Death benefits	—	(25,148)	—	(38,133)	—
Increase (decrease) from contract transactions	(2,169,421)	(1,020,794)	(46,151)	(11,676,593)	289,182
Net assets at beginning of year	20,189,498	32,366,766	2,875,745	90,611,662	654,702
Net assets at end of year	$20,874,512	$40,529,322	$2,898,545	$89,356,074	$944,797

Accumulation unit activity
Units outstanding at beginning of year	10,835,165	12,473,549	3,042,627	32,228,326	715,457
Contract purchase payments	629,579	612,891	198,501	1,327,651	52,838
Net transfers(1)	(500,387)	359,057	1,434	(2,032,652)	307,186
Transfers for policy loans	(208,046)	(88,557)	3,498	(240,008)	(8,377)
Policy charges	(325,772)	(383,004)	(80,698)	(960,295)	(17,155)
Contract terminations:
Surrender benefits	(718,044)	(701,456)	(166,396)	(1,898,027)	(13,618)
Death benefits	—	(6,557)	—	(11,004)	—
Units outstanding at end of year	9,712,495	12,265,923	2,998,966	28,413,991	1,036,331

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$287,826	$(55,850)	$(11,651)	$53,976	$136,121
Net realized gain (loss) on sales of investments	1,024,196	198,556	(66,818)	342,156	322,837
Distributions from capital gains	1,480,158	848,231	—	664,149	—
Net change in unrealized appreciation or depreciation of investments	1,223,944	(897,516)	346,181	224,495	1,658,328
Net increase (decrease) in net assets resulting from operations	4,016,124	93,421	267,712	1,284,776	2,117,286

Contract transactions
Contract purchase payments	1,685,913	539,528	259,355	361,122	696,882
Net transfers(1)	(1,232,901)	(326,350)	1,913,211	(1,828,073)	9,379,124
Transfers for policy loans	(351,561)	(57,194)	(10,246)	(6,740)	(232,199)
Policy charges	(1,257,865)	(278,368)	(70,625)	(198,403)	(367,567)
Contract terminations:
Surrender benefits	(2,410,176)	(535,667)	(139,247)	(356,105)	(797,325)
Death benefits	(1,095)	(11,653)	—	(6,688)	—
Increase (decrease) from contract transactions	(3,567,685)	(669,704)	1,952,448	(2,034,887)	8,678,915
Net assets at beginning of year	42,920,541	9,885,924	2,384,590	9,628,446	11,424,169
Net assets at end of year	$43,368,980	$9,309,641	$4,604,750	$8,878,335	$22,220,370

Accumulation unit activity
Units outstanding at beginning of year	20,819,443	6,514,044	2,493,866	5,513,397	7,156,654
Contract purchase payments	825,853	368,371	244,333	225,210	412,935
Net transfers(1)	(757,611)	(240,366)	1,824,243	(1,037,177)	5,450,269
Transfers for policy loans	(156,753)	(39,907)	(9,608)	10,644	(137,969)
Policy charges	(614,702)	(189,161)	(67,858)	(121,480)	(216,421)
Contract terminations:
Surrender benefits	(1,076,827)	(359,571)	(142,971)	(195,318)	(464,304)
Death benefits	(445)	(7,440)	—	(2,553)	—
Units outstanding at end of year	19,038,958	6,045,970	4,342,005	4,392,723	12,201,164

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv
Operations
Investment income (loss) — net	$135,369	$(53,917)	$(55,246)	$86	$(82,324)
Net realized gain (loss) on sales of investments	250,044	128,072	20,537	(371,812)	500,534
Distributions from capital gains	—	1,022,493	356,344	—	569,897
Net change in unrealized appreciation or depreciation of investments	(728,285)	(969,095)	(551,848)	274,655	981,125
Net increase (decrease) in net assets resulting from operations	(342,872)	127,553	(230,213)	(97,071)	1,969,232

Contract transactions
Contract purchase payments	1,099,128	426,811	454,418	215,095	679,493
Net transfers(1)	594,196	2,888,312	(1,774,155)	(697,469)	(124,005)
Transfers for policy loans	(93,145)	(73,192)	(94,232)	(36,149)	(149,546)
Policy charges	(545,416)	(313,575)	(257,925)	(91,851)	(420,973)
Contract terminations:
Surrender benefits	(1,060,271)	(554,526)	(418,849)	(158,311)	(809,670)
Death benefits	(8,543)	—	(74)	—	(415)
Increase (decrease) from contract transactions	(14,051)	2,373,830	(2,090,817)	(768,685)	(825,116)
Net assets at beginning of year	24,087,784	7,406,981	10,010,049	2,956,297	15,265,742
Net assets at end of year	$23,730,861	$9,908,364	$7,689,019	$2,090,541	$16,409,858

Accumulation unit activity
Units outstanding at beginning of year	16,531,999	5,135,310	4,675,953	3,334,939	9,428,024
Contract purchase payments	798,810	302,918	240,177	240,729	448,153
Net transfers(1)	324,870	2,070,171	(982,757)	(821,185)	(71,584)
Transfers for policy loans	(52,917)	(50,672)	(39,350)	(42,648)	(90,178)
Policy charges	(383,893)	(222,806)	(130,986)	(106,203)	(253,589)
Contract terminations:
Surrender benefits	(690,378)	(388,878)	(210,039)	(187,064)	(502,045)
Death benefits	(4,489)	—	(25)	—	(109)
Units outstanding at end of year	16,524,002	6,846,043	3,552,973	2,418,568	8,958,672

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$(25,998)	$1,321,132	$(8,587)	$(68,023)	$(111,066)
Net realized gain (loss) on sales of investments	87,839	(2,603,218)	(21,710)	(320,256)	(227,526)
Distributions from capital gains	616,023	1,052,997	6,108	3,486,252	932,627
Net change in unrealized appreciation or depreciation of investments	(731,484)	(2,516,177)	85,394	(1,579,198)	912,453
Net increase (decrease) in net assets resulting from operations	(53,620)	(2,745,266)	61,205	1,518,775	1,506,488

Contract transactions
Contract purchase payments	439,301	2,220,519	112,663	1,207,191	823,290
Net transfers(1)	(427,812)	(2,068,895)	107,164	(1,116,448)	(1,180,201)
Transfers for policy loans	(38,234)	(125,001)	(9,627)	(23,792)	(26,241)
Policy charges	(247,838)	(1,202,007)	(13,286)	(813,696)	(598,067)
Contract terminations:
Surrender benefits	(534,888)	(1,655,554)	(716,734)	(1,250,531)	(1,114,855)
Death benefits	(943)	(6,566)	—	—	(14,410)
Increase (decrease) from contract transactions	(810,414)	(2,837,504)	(519,820)	(1,997,276)	(2,110,484)
Net assets at beginning of year	10,592,464	37,182,652	2,072,399	30,623,451	20,554,707
Net assets at end of year	$9,728,430	$31,599,882	$1,613,784	$30,144,950	$19,950,711

Accumulation unit activity
Units outstanding at beginning of year	5,636,266	26,524,434	2,094,728	31,276,621	8,493,373
Contract purchase payments	250,912	1,781,720	108,468	1,197,386	348,406
Net transfers(1)	(258,707)	(1,737,686)	117,201	(1,154,694)	(627,751)
Transfers for policy loans	(22,542)	(83,442)	(9,594)	(24,407)	(3,219)
Policy charges	(138,013)	(953,941)	(13,074)	(806,753)	(253,702)
Contract terminations:
Surrender benefits	(306,675)	(1,297,868)	(710,508)	(1,228,239)	(476,747)
Death benefits	(342)	(4,615)	—	—	(4,310)
Units outstanding at end of year	5,160,899	24,228,602	1,587,221	29,259,914	7,476,050

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$689,514	$74,992	$(37,059)	$(3,235)	$17,692
Net realized gain (loss) on sales of investments	(311,226)	387,792	(432,436)	(13,045)	(119,372)
Distributions from capital gains	531,994	—	288,846	2,139	1,012,233
Net change in unrealized appreciation or depreciation of investments	1,281,085	(180,290)	(445,918)	9,967	(1,092,047)
Net increase (decrease) in net assets resulting from operations	2,191,367	282,494	(626,567)	(4,174)	(181,494)

Contract transactions
Contract purchase payments	1,328,863	462,843	361,400	10,780	929,699
Net transfers(1)	(846,998)	(1,599,990)	(823,784)	1,166	(916,297)
Transfers for policy loans	(103,076)	(64,483)	25,480	(27,692)	(235,561)
Policy charges	(720,228)	(253,289)	(191,670)	(12,304)	(375,415)
Contract terminations:
Surrender benefits	(1,160,107)	(519,395)	(252,236)	(48,373)	(754,165)
Death benefits	(865)	—	—	—	(581)
Increase (decrease) from contract transactions	(1,502,411)	(1,974,314)	(880,810)	(76,423)	(1,352,320)
Net assets at beginning of year	22,084,518	11,927,432	6,997,037	478,298	16,292,765
Net assets at end of year	$22,773,474	$10,235,612	$5,489,660	$397,701	$14,758,951

Accumulation unit activity
Units outstanding at beginning of year	9,245,884	8,383,513	3,874,014	513,659	8,416,755
Contract purchase payments	578,782	343,405	235,906	11,685	544,402
Net transfers(1)	(421,673)	(1,219,512)	(471,632)	4,176	(464,304)
Transfers for policy loans	(28,835)	(63,447)	10,308	(30,103)	(140,450)
Policy charges	(276,290)	(182,558)	(120,591)	(13,460)	(210,903)
Contract terminations:
Surrender benefits	(454,167)	(286,235)	(140,531)	(52,773)	(394,538)
Death benefits	(230)	—	—	—	(240)
Units outstanding at end of year	8,643,471	6,975,166	3,387,474	433,184	7,750,722

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$1,710,411	$(65,298)	$304,840	$28,708	$(140,723)
Net realized gain (loss) on sales of investments	(578,679)	(142,236)	(571,312)	(4,853)	(408,847)
Distributions from capital gains	—	609,505	—	—	2,718,305
Net change in unrealized appreciation or depreciation of investments	1,242,935	2,213,705	2,168,708	7,706	(5,061,987)
Net increase (decrease) in net assets resulting from operations	2,374,667	2,615,676	1,902,236	31,561	(2,893,252)

Contract transactions
Contract purchase payments	1,960,535	851,737	899,068	77,996	1,173,902
Net transfers(1)	(3,237,771)	1,282,270	(2,028,400)	1,014,555	(5,029,962)
Transfers for policy loans	(863,515)	(188,750)	36,207	(21,569)	(221,893)
Policy charges	(1,459,537)	(337,660)	(500,604)	(40,214)	(628,867)
Contract terminations:
Surrender benefits	(2,937,386)	(646,104)	(1,375,038)	(130,178)	(1,089,756)
Death benefits	(1,160)	(227)	(101)	—	(2,667)
Increase (decrease) from contract transactions	(6,538,834)	961,266	(2,968,868)	900,590	(5,799,243)
Net assets at beginning of year	45,706,804	15,264,622	17,568,695	1,239,687	26,288,661
Net assets at end of year	$41,542,637	$18,841,564	$16,502,063	$2,171,838	$17,596,166

Accumulation unit activity
Units outstanding at beginning of year	32,054,866	6,893,972	13,718,582	1,218,579	9,324,488
Contract purchase payments	1,351,520	417,128	667,202	74,449	460,222
Net transfers(1)	(2,189,209)	616,262	(1,541,507)	987,474	(1,921,846)
Transfers for policy loans	(595,651)	(93,677)	27,651	(20,606)	(84,444)
Policy charges	(994,349)	(158,035)	(365,579)	(38,500)	(245,565)
Contract terminations:
Surrender benefits	(1,987,553)	(266,800)	(1,141,703)	(124,835)	(432,496)
Death benefits	(766)	(68)	(86)	—	(1,041)
Units outstanding at end of year	27,638,858	7,408,782	11,364,560	2,096,561	7,099,318

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$124,183	$34,028	$(8,646)	$(1,005,524)	$(2,247,629)
Net realized gain (loss) on sales of investments	(81,898)	1,252,724	(8,854)	2,980,093	9,362,106
Distributions from capital gains	—	744,261	—	—	—
Net change in unrealized appreciation or depreciation of investments	(187,344)	(2,038,929)	(84,573)	8,129,629	9,102,533
Net increase (decrease) in net assets resulting from operations	(145,059)	(7,916)	(102,073)	10,104,198	16,217,010

Contract transactions
Contract purchase payments	237,667	153,077	367,347	20,395,989	19,382,235
Net transfers(1)	55,005	(5,973,527)	1,899,384	(6,457,535)	(17,895,122)
Transfers for policy loans	(16,526)	(46,067)	(12,684)	(1,059,796)	(3,365,917)
Policy charges	(110,405)	(102,378)	(41,936)	(4,462,108)	(6,342,208)
Contract terminations:
Surrender benefits	(160,039)	(233,075)	(117,537)	(6,683,487)	(16,590,506)
Death benefits	—	(2,247)	—	(6,741)	(6,333)
Increase (decrease) from contract transactions	5,702	(6,204,217)	2,094,574	1,726,322	(24,817,851)
Net assets at beginning of year	4,770,797	7,970,838	602,623	181,783,744	331,220,830
Net assets at end of year	$4,631,440	$1,758,705	$2,595,124	$193,614,264	$322,619,989

Accumulation unit activity
Units outstanding at beginning of year	2,896,112	4,259,939	1,044,129	124,746,096	222,488,895
Contract purchase payments	151,690	84,479	416,576	14,493,153	12,931,393
Net transfers(1)	42,042	(3,227,449)	1,778,380	(4,008,977)	(11,850,282)
Transfers for policy loans	(9,492)	(25,100)	(12,588)	(727,644)	(2,321,475)
Policy charges	(71,664)	(56,930)	(44,120)	(3,116,291)	(4,228,245)
Contract terminations:
Surrender benefits	(100,275)	(127,219)	(119,470)	(4,574,579)	(11,208,959)
Death benefits	—	(1,183)	—	(4,320)	(3,995)
Units outstanding at end of year	2,908,413	906,537	3,062,907	126,807,438	205,807,332

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(74,257)	$(107,632)	$(174,385)	$(36,137)	$(2,074,501)
Net realized gain (loss) on sales of investments	(806,508)	446,339	651,576	272,880	5,281,829
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,721,180	80,763	148,571	244,965	9,669,569
Net increase (decrease) in net assets resulting from operations	840,415	419,470	625,762	481,708	12,876,897

Contract transactions
Contract purchase payments	499,114	713,157	1,200,218	299,302	23,950,120
Net transfers(1)	602,739	3,421,176	2,664,241	(316,395)	7,033,410
Transfers for policy loans	(15,984)	(174,846)	(7,971)	(10,140)	(607,098)
Policy charges	(359,453)	(756,582)	(1,108,964)	(148,317)	(12,295,090)
Contract terminations:
Surrender benefits	(891,084)	(2,679,705)	(2,234,060)	(327,316)	(20,026,539)
Death benefits	—	—	(9,475)	(822)	(40,997)
Increase (decrease) from contract transactions	(164,668)	523,200	503,989	(503,688)	(1,986,194)
Net assets at beginning of year	10,811,213	15,157,402	22,196,492	5,641,494	325,206,128
Net assets at end of year	$11,486,960	$16,100,072	$23,326,243	$5,619,514	$336,096,831

Accumulation unit activity
Units outstanding at beginning of year	8,421,067	12,778,426	18,599,807	3,491,856	242,400,448
Contract purchase payments	368,892	585,062	982,773	186,288	17,926,770
Net transfers(1)	453,007	2,779,436	2,197,549	(203,026)	5,062,391
Transfers for policy loans	(11,276)	(153,629)	(10,130)	(12,890)	(485,545)
Policy charges	(264,964)	(620,993)	(907,214)	(94,198)	(9,063,966)
Contract terminations:
Surrender benefits	(669,607)	(2,176,997)	(1,831,904)	(180,671)	(14,508,005)
Death benefits	—	—	(7,660)	(317)	(28,939)
Units outstanding at end of year	8,297,119	13,191,305	19,023,221	3,187,042	241,303,154

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(4,422,762)	$(2,716,907)	$(7,329,439)	$(364,792)	$(553,267)
Net realized gain (loss) on sales of investments	17,594,871	6,653,026	27,633,366	1,375,651	2,298,323
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	10,996,567	18,419,612	25,637,516	606,465	849,442
Net increase (decrease) in net assets resulting from operations	24,168,676	22,355,731	45,941,443	1,617,324	2,594,498

Contract transactions
Contract purchase payments	30,297,479	49,702,413	60,155,985	3,769,209	4,135,061
Net transfers(1)	(19,596,479)	(7,323,593)	(50,629,806)	11,037,513	11,146,615
Transfers for policy loans	(2,346,189)	(3,480,896)	(9,089,919)	(631,598)	(3,882)
Policy charges	(22,497,498)	(13,877,044)	(25,125,300)	(2,545,348)	(3,728,547)
Contract terminations:
Surrender benefits	(39,285,678)	(18,979,452)	(57,680,372)	(2,152,618)	(5,991,483)
Death benefits	(243,326)	(159,225)	(130,311)	—	(97,006)
Increase (decrease) from contract transactions	(53,671,691)	5,882,203	(82,499,723)	9,477,158	5,460,758
Net assets at beginning of year	647,973,137	468,273,693	1,063,929,091	50,022,860	77,811,086
Net assets at end of year	$618,470,122	$496,511,627	$1,027,370,811	$61,117,342	$85,866,342

Accumulation unit activity
Units outstanding at beginning of year	477,668,801	337,000,595	748,667,118	39,242,016	60,935,555
Contract purchase payments	21,967,461	36,472,262	41,871,522	2,970,817	3,186,463
Net transfers(1)	(14,283,911)	(4,776,500)	(34,722,503)	8,511,191	8,544,754
Transfers for policy loans	(1,762,560)	(2,426,928)	(6,300,571)	(477,616)	(1,739)
Policy charges	(16,307,514)	(10,018,085)	(17,429,634)	(1,967,504)	(2,859,323)
Contract terminations:
Surrender benefits	(28,323,134)	(13,293,496)	(40,076,371)	(1,647,982)	(4,606,921)
Death benefits	(179,218)	(122,392)	(87,604)	—	(74,314)
Units outstanding at end of year	438,779,925	342,835,456	691,921,957	46,630,922	65,124,475

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl
Operations
Investment income (loss) — net	$9,683	$12,444	$(81,780)	$(59,625)	$434,035
Net realized gain (loss) on sales of investments	370	(1,634)	391,080	119,510	(1,327,788)
Distributions from capital gains	—	—	—	—	6,637,608
Net change in unrealized appreciation or depreciation of investments	6,038	14,086	2,843,098	1,662,324	(7,339,401)
Net increase (decrease) in net assets resulting from operations	16,091	24,896	3,152,398	1,722,209	(1,595,546)

Contract transactions
Contract purchase payments	11,405	8,870	721,222	407,490	4,041,015
Net transfers(1)	303,112	72,644	(595,600)	6,348,948	(3,564,572)
Transfers for policy loans	(21,557)	(1,176)	(119,964)	(26,950)	(627,764)
Policy charges	(4,471)	(15,671)	(401,470)	(174,369)	(2,360,375)
Contract terminations:
Surrender benefits	(360)	—	(748,707)	(434,853)	(4,531,968)
Death benefits	—	—	(126)	(4,495)	(36,387)
Increase (decrease) from contract transactions	288,129	64,667	(1,144,645)	6,115,771	(7,080,051)
Net assets at beginning of year	194,951	507,961	13,539,863	5,666,828	85,634,614
Net assets at end of year	$499,171	$597,524	$15,547,616	$13,504,808	$76,959,017

Accumulation unit activity
Units outstanding at beginning of year	199,522	523,152	6,410,715	2,511,001	40,569,148
Contract purchase payments	11,133	8,694	318,335	171,030	1,936,536
Net transfers(1)	288,644	69,928	(272,351)	2,552,625	(1,648,774)
Transfers for policy loans	(20,836)	(1,216)	(57,755)	(10,067)	(289,390)
Policy charges	(4,292)	(15,590)	(180,701)	(72,230)	(1,123,627)
Contract terminations:
Surrender benefits	(341)	—	(345,525)	(181,319)	(2,140,163)
Death benefits	—	—	(50)	(1,953)	(16,012)
Units outstanding at end of year	473,830	584,968	5,872,668	4,969,087	37,287,718

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(548,435)	$22,566	$420,219	$195,148	$(82,154)
Net realized gain (loss) on sales of investments	(1,595,933)	209,696	(295,073)	263,817	(521,875)
Distributions from capital gains	24,988,822	244,188	1,448,012	1,398,105	1,307,158
Net change in unrealized appreciation or depreciation of investments	(11,502,202)	111,528	(1,181,811)	(336,487)	77,164
Net increase (decrease) in net assets resulting from operations	11,342,252	587,978	391,347	1,520,583	780,293

Contract transactions
Contract purchase payments	4,159,777	475,829	858,772	671,730	826,064
Net transfers(1)	(3,668,881)	2,031,776	(1,993,732)	(893,514)	(2,496,395)
Transfers for policy loans	(854,145)	(203,464)	(35,949)	(75,655)	(72,668)
Policy charges	(2,620,310)	(226,285)	(672,500)	(382,492)	(396,209)
Contract terminations:
Surrender benefits	(4,958,960)	(352,925)	(1,182,150)	(600,872)	(781,489)
Death benefits	(61,024)	(146)	—	(368)	(12,096)
Increase (decrease) from contract transactions	(8,003,543)	1,724,785	(3,025,559)	(1,281,171)	(2,932,793)
Net assets at beginning of year	94,274,241	7,840,370	21,579,449	14,034,911	15,861,252
Net assets at end of year	$97,612,950	$10,153,133	$18,945,237	$14,274,323	$13,708,752

Accumulation unit activity
Units outstanding at beginning of year	33,872,475	4,767,145	13,121,515	5,829,827	6,422,363
Contract purchase payments	1,499,944	265,786	541,138	280,449	393,188
Net transfers(1)	(1,159,254)	1,200,122	(1,262,683)	(324,258)	(1,017,431)
Transfers for policy loans	(286,465)	(112,968)	(21,979)	(35,258)	(29,344)
Policy charges	(933,256)	(128,867)	(423,622)	(156,689)	(174,376)
Contract terminations:
Surrender benefits	(1,782,703)	(210,614)	(737,992)	(240,013)	(326,780)
Death benefits	(19,573)	(100)	—	(120)	(3,561)
Units outstanding at end of year	31,191,168	5,780,504	11,216,377	5,353,938	5,264,059

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$2,173	$132,470	$732,411	$(42,921)	$11,036
Net realized gain (loss) on sales of investments	4,040	1,552,376	(613,260)	260,047	(156,488)
Distributions from capital gains	11,241	—	—	624,455	86,948
Net change in unrealized appreciation or depreciation of investments	(39,814)	(1,494,591)	703,874	(227,474)	(1,775,914)
Net increase (decrease) in net assets resulting from operations	(22,360)	190,255	823,025	614,107	(1,834,418)

Contract transactions
Contract purchase payments	18,630	1,224,808	3,355,809	493,471	326,736
Net transfers(1)	34,021	(984,138)	(79,872)	4,031,743	2,131,903
Transfers for policy loans	132,992	(255,810)	(191,880)	(110,127)	22,939
Policy charges	(4,463)	(583,660)	(1,429,378)	(144,625)	(90,141)
Contract terminations:
Surrender benefits	(4,215)	(1,312,510)	(2,918,330)	(247,294)	(162,175)
Death benefits	—	—	(654)	—	—
Increase (decrease) from contract transactions	176,965	(1,911,310)	(1,264,305)	4,023,168	2,229,262
Net assets at beginning of year	485,988	24,910,258	44,936,432	5,115,152	3,232,448
Net assets at end of year	$640,593	$23,189,203	$44,495,152	$9,752,427	$3,627,292

Accumulation unit activity
Units outstanding at beginning of year	481,707	11,964,584	28,887,751	2,759,839	3,221,208
Contract purchase payments	17,539	584,523	2,061,101	272,332	384,500
Net transfers(1)	32,740	(669,601)	20,853	2,005,327	2,523,217
Transfers for policy loans	122,096	(119,351)	(144,148)	(57,292)	24,511
Policy charges	(4,300)	(278,883)	(875,766)	(76,964)	(107,149)
Contract terminations:
Surrender benefits	(4,178)	(585,041)	(1,762,697)	(104,271)	(194,784)
Death benefits	—	—	(360)	—	—
Units outstanding at end of year	645,604	10,896,231	28,186,734	4,798,971	5,851,503

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$(39,799)	$384,088	$38,248	$(42,208)	$(1,322,753)
Net realized gain (loss) on sales of investments	325,236	1,710,337	(44,125)	118,939	5,243,649
Distributions from capital gains	—	—	379,117	32,648	—
Net change in unrealized appreciation or depreciation of investments	(301,685)	(3,446,436)	(567,564)	(332,379)	(2,380,405)
Net increase (decrease) in net assets resulting from operations	(16,248)	(1,352,011)	(194,324)	(223,000)	1,540,491

Contract transactions
Contract purchase payments	587,884	1,701,649	654,291	354,769	8,937,733
Net transfers(1)	190,584	(1,051,306)	4,845,881	(71,527)	5,236,704
Transfers for policy loans	(122,814)	(482,642)	(8,474)	(19,008)	(524,487)
Policy charges	(275,124)	(766,394)	(89,703)	(232,835)	(10,899,604)
Contract terminations:
Surrender benefits	(433,199)	(1,722,150)	(67,623)	(461,318)	(9,431,892)
Death benefits	—	—	—	—	(306,785)
Increase (decrease) from contract transactions	(52,669)	(2,320,843)	5,334,372	(429,919)	(6,988,331)
Net assets at beginning of year	8,722,650	30,398,771	1,435,142	8,143,170	169,156,096
Net assets at end of year	$8,653,733	$26,725,917	$6,575,190	$7,490,251	$163,708,256

Accumulation unit activity
Units outstanding at beginning of year	5,876,782	16,398,880	1,346,791	4,583,391	99,005,892
Contract purchase payments	390,202	954,581	608,979	201,329	5,255,361
Net transfers(1)	449,707	643,438	4,796,160	(102,266)	2,754,944
Transfers for policy loans	(79,023)	(257,600)	(8,714)	(8,535)	(267,848)
Policy charges	(183,284)	(439,862)	(82,583)	(130,400)	(6,474,494)
Contract terminations:
Surrender benefits	(291,037)	(1,060,132)	(68,963)	(248,263)	(5,497,090)
Death benefits	—	—	—	—	(175,001)
Units outstanding at end of year	6,163,347	16,239,305	6,591,670	4,295,256	94,601,764

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(2,191,434)	$(1,386,228)	$(228,612)	$(177,440)	$(310,665)
Net realized gain (loss) on sales of investments	12,859,814	13,002,259	184,607	(957,084)	1,746
Distributions from capital gains	—	—	1,180,637	2,284,005	—
Net change in unrealized appreciation or depreciation of investments	(10,365,552)	(18,895,239)	(5,213,420)	(2,973,561)	(1,745)
Net increase (decrease) in net assets resulting from operations	302,828	(7,279,208)	(4,076,788)	(1,824,080)	(310,664)

Contract transactions
Contract purchase payments	15,447,084	10,689,650	2,812,394	1,471,588	8,852,711
Net transfers(1)	(1,636,439)	(13,520,607)	(1,993,534)	(2,752,364)	212,688
Transfers for policy loans	(1,137,525)	(1,390,402)	(253,935)	1,054	892,436
Policy charges	(17,422,001)	(6,842,983)	(1,240,325)	(968,197)	(6,020,812)
Contract terminations:
Surrender benefits	(17,963,828)	(11,851,821)	(2,622,953)	(1,612,053)	(6,944,826)
Death benefits	(145,620)	(21,425)	(498)	(3,755)	(715,004)
Increase (decrease) from contract transactions	(22,858,329)	(22,937,588)	(3,298,851)	(3,863,727)	(3,722,807)
Net assets at beginning of year	306,432,817	225,344,154	44,779,646	29,878,599	52,353,306
Net assets at end of year	$283,877,316	$195,127,358	$37,404,007	$24,190,792	$48,319,835

Accumulation unit activity
Units outstanding at beginning of year	194,264,207	97,068,330	21,007,858	20,659,550	50,424,329
Contract purchase payments	9,735,544	4,706,372	1,335,007	1,020,861	8,539,579
Net transfers(1)	(2,041,983)	(4,749,921)	(14,410)	(898,672)	457,438
Transfers for policy loans	(522,535)	(648,055)	(153,059)	(14,276)	861,084
Policy charges	(11,674,061)	(2,999,014)	(584,414)	(673,402)	(5,770,406)
Contract terminations:
Surrender benefits	(11,209,247)	(5,288,927)	(1,367,163)	(1,196,142)	(6,637,708)
Death benefits	(102,578)	(9,022)	(237)	(2,455)	(664,098)
Units outstanding at end of year	178,449,347	88,079,763	20,223,582	18,895,464	47,210,218

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$3,360,513	$1,355,191	$681,953	$(348,151)	$(406,001)
Net realized gain (loss) on sales of investments	359,470	(302,673)	(491,997)	2,976,728	3,161,581
Distributions from capital gains	—	142,587	315,975	—	—
Net change in unrealized appreciation or depreciation of investments	(4,658,749)	(1,421,822)	(969,954)	1,574,047	(2,609,912)
Net increase (decrease) in net assets resulting from operations	(938,766)	(226,717)	(464,023)	4,202,624	145,668

Contract transactions
Contract purchase payments	2,729,811	736,227	5,673,789	2,302,340	3,696,718
Net transfers(1)	(2,626,610)	(914,326)	(3,268,852)	5,407,342	4,206,035
Transfers for policy loans	(573,777)	(259,248)	(156,174)	(143,430)	(229,221)
Policy charges	(2,083,844)	(522,879)	(5,211,380)	(1,548,969)	(1,838,074)
Contract terminations:
Surrender benefits	(3,827,855)	(931,201)	(6,092,797)	(3,173,858)	(4,307,546)
Death benefits	(18,325)	—	(27,756)	(36,068)	(30,433)
Increase (decrease) from contract transactions	(6,400,600)	(1,891,427)	(9,083,170)	2,807,357	1,497,479
Net assets at beginning of year	64,015,186	17,144,033	107,682,464	49,932,842	64,219,468
Net assets at end of year	$56,675,820	$15,025,889	$98,135,271	$56,942,823	$65,862,615

Accumulation unit activity
Units outstanding at beginning of year	29,828,093	9,497,056	68,032,446	37,146,747	32,684,925
Contract purchase payments	1,263,566	401,663	3,545,104	1,645,885	2,022,173
Net transfers(1)	(353,375)	(496,017)	(412,167)	678,379	1,566,979
Transfers for policy loans	(301,531)	(138,532)	(122,772)	(35,391)	(48,461)
Policy charges	(960,656)	(283,600)	(3,202,159)	(1,070,465)	(963,359)
Contract terminations:
Surrender benefits	(1,818,648)	(561,225)	(3,910,644)	(1,920,567)	(2,115,188)
Death benefits	(7,944)	—	(16,309)	(39,999)	(17,569)
Units outstanding at end of year	27,649,505	8,419,345	63,913,499	36,404,589	33,129,500

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$65,478	$(2,561)	$(23,151)	$(163,804)	$(139,542)
Net realized gain (loss) on sales of investments	(22,083)	5,329	8,155	12,171	26,940
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(100,902)	(12,469)	(72,385)	(1,181,262)	(632,617)
Net increase (decrease) in net assets resulting from operations	(57,507)	(9,701)	(87,381)	(1,332,895)	(745,219)

Contract transactions
Contract purchase payments	123,025	24,562	147,112	2,575,947	1,199,945
Net transfers(1)	1,160,403	325,786	796,739	10,170,167	7,340,814
Transfers for policy loans	(891)	(21,034)	(18,499)	29,751	(53,921)
Policy charges	(29,165)	(10,645)	(107,514)	(421,853)	(497,186)
Contract terminations:
Surrender benefits	(179,009)	(50,132)	(26,770)	(572,042)	(938,968)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	1,074,363	268,537	791,068	11,781,970	7,050,684
Net assets at beginning of year	823,843	374,316	2,540,926	19,221,536	16,468,851
Net assets at end of year	$1,840,699	$633,152	$3,244,613	$29,670,611	$22,774,316

Accumulation unit activity
Units outstanding at beginning of year	865,627	370,996	2,518,850	19,054,677	16,303,124
Contract purchase payments	125,617	24,121	145,422	2,566,888	1,193,584
Net transfers(1)	1,215,420	325,966	787,455	9,966,631	7,245,251
Transfers for policy loans	(897)	(20,943)	(18,367)	13,283	(50,426)
Policy charges	(30,528)	(10,624)	(106,752)	(419,958)	(493,220)
Contract terminations:
Surrender benefits	(189,542)	(50,413)	(26,343)	(579,774)	(916,975)
Death benefits	—	—	—	—	—
Units outstanding at end of year	1,985,697	639,103	3,300,265	30,601,747	23,281,338

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(90,801)	$(113,286)	$123,973	$(85,266)	$(115,780)
Net realized gain (loss) on sales of investments	699,971	1,064,081	2,904,488	1,296,423	1,599,907
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	74,101	(1,802,693)	405,234	(1,868,390)	(2,103,758)
Net increase (decrease) in net assets resulting from operations	683,271	(851,898)	3,433,695	(657,233)	(619,631)

Contract transactions
Contract purchase payments	783,167	774,834	4,229,309	556,426	833,745
Net transfers(1)	1,673,765	(470,202)	(481,568)	(3,195,229)	(1,280,771)
Transfers for policy loans	(153,333)	(222,494)	(293,840)	(214,828)	(179,543)
Policy charges	(510,354)	(339,365)	(4,182,554)	(276,696)	(594,517)
Contract terminations:
Surrender benefits	(950,142)	(770,357)	(5,102,349)	(571,648)	(1,399,695)
Death benefits	(859)	(958)	(60,583)	—	(22,411)
Increase (decrease) from contract transactions	842,244	(1,028,542)	(5,891,585)	(3,701,975)	(2,643,192)
Net assets at beginning of year	14,452,939	16,163,972	77,832,029	14,473,829	20,178,346
Net assets at end of year	$15,978,454	$14,283,532	$75,374,139	$10,114,621	$16,915,523

Accumulation unit activity
Units outstanding at beginning of year	6,278,728	7,433,822	65,469,309	6,745,871	7,369,366
Contract purchase payments	324,003	373,666	3,330,607	277,238	296,426
Net transfers(1)	642,701	(269,060)	(1,168,230)	(1,540,019)	(522,291)
Transfers for policy loans	(66,683)	(107,548)	(219,757)	(84,456)	(49,493)
Policy charges	(212,302)	(160,635)	(3,412,413)	(136,243)	(213,791)
Contract terminations:
Surrender benefits	(378,998)	(334,493)	(3,941,418)	(272,319)	(517,308)
Death benefits	(428)	(523)	(48,441)	—	(8,825)
Units outstanding at end of year	6,587,021	6,935,229	60,009,657	4,990,072	6,354,084

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$579,621	$(51,662)	$21,555	$667,914	$139,460
Net realized gain (loss) on sales of investments	136,168	(1,230,310)	(14,511)	(110,201)	3,900,026
Distributions from capital gains	60,204	—	2,155	—	8,358,057
Net change in unrealized appreciation or depreciation of investments	(606,248)	(951,483)	(88,723)	(914,304)	(12,538,965)
Net increase (decrease) in net assets resulting from operations	169,745	(2,233,455)	(79,524)	(356,591)	(141,422)

Contract transactions
Contract purchase payments	1,755,976	542,660	114,171	1,201,618	4,689,986
Net transfers(1)	(1,359,716)	(73,591)	201,572	(2,236,467)	(1,387,678)
Transfers for policy loans	(122,911)	(19,275)	(12,698)	(306,895)	(742,871)
Policy charges	(1,507,601)	(200,520)	(22,194)	(591,655)	(2,259,456)
Contract terminations:
Surrender benefits	(1,624,353)	(454,828)	(13,017)	(1,497,979)	(4,242,491)
Death benefits	(3,171)	(286)	—	(37,548)	(35,862)
Increase (decrease) from contract transactions	(2,861,776)	(205,840)	267,834	(3,468,926)	(3,978,372)
Net assets at beginning of year	27,255,860	8,892,403	890,791	27,075,186	93,256,751
Net assets at end of year	$24,563,829	$6,453,108	$1,079,101	$23,249,669	$89,136,957

Accumulation unit activity
Units outstanding at beginning of year	22,311,182	12,203,604	883,529	19,659,953	49,980,284
Contract purchase payments	1,432,869	867,647	112,714	907,532	2,633,821
Net transfers(1)	(805,840)	(358,951)	210,080	(1,694,068)	(1,897,872)
Transfers for policy loans	(105,358)	(38,173)	(13,638)	(210,976)	(364,760)
Policy charges	(1,205,572)	(311,073)	(22,151)	(433,514)	(1,226,343)
Contract terminations:
Surrender benefits	(1,329,048)	(662,517)	(13,270)	(1,084,271)	(2,132,785)
Death benefits	(2,302)	(622)	—	(30,845)	(14,593)
Units outstanding at end of year	20,295,931	11,699,915	1,157,264	17,113,811	46,977,752

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
Operations
Investment income (loss) — net	$398,416	$(301,179)	$73,423	$1,346,314	$139,820
Net realized gain (loss) on sales of investments	1,976,064	1,955,632	278,340	(1,114,353)	(97,374)
Distributions from capital gains	1,595,278	9,174,507	15,021	—	—
Net change in unrealized appreciation or depreciation of investments	(4,919,944)	(12,359,705)	32,425	(287,183)	(297,900)
Net increase (decrease) in net assets resulting from operations	(950,186)	(1,530,745)	399,209	(55,222)	(255,454)

Contract transactions
Contract purchase payments	1,770,191	4,595,287	1,023,417	2,899,522	247,005
Net transfers(1)	(639,688)	(2,779,785)	201,221	(1,227,887)	301,208
Transfers for policy loans	(547,187)	(610,094)	(258,889)	(398,038)	(18,705)
Policy charges	(870,317)	(2,067,199)	(406,966)	(1,679,159)	(118,146)
Contract terminations:
Surrender benefits	(1,705,884)	(4,239,809)	(951,178)	(3,361,679)	(105,955)
Death benefits	(354)	(23,598)	(347)	(317)	—
Increase (decrease) from contract transactions	(1,993,239)	(5,125,198)	(392,742)	(3,767,558)	305,407
Net assets at beginning of year	32,465,924	76,918,656	14,572,713	53,028,344	2,663,081
Net assets at end of year	$29,522,499	$70,262,713	$14,579,180	$49,205,564	$2,713,034

Accumulation unit activity
Units outstanding at beginning of year	19,195,603	36,082,300	9,888,358	22,858,510	2,737,809
Contract purchase payments	1,074,389	2,180,443	666,723	1,250,114	246,882
Net transfers(1)	776,990	3,618,247	668,947	222,171	292,264
Transfers for policy loans	(325,025)	(349,397)	(165,150)	(181,565)	(20,035)
Policy charges	(531,976)	(1,008,382)	(268,898)	(719,229)	(123,065)
Contract terminations:
Surrender benefits	(1,050,518)	(2,273,890)	(673,979)	(1,510,662)	(113,532)
Death benefits	(253)	(16,910)	(278)	(129)	—
Units outstanding at end of year	19,139,210	38,232,411	10,115,723	21,919,210	3,020,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$530,054	$1,919	$163,225	$(253,783)	$10,017
Net realized gain (loss) on sales of investments	864,371	1,473,055	(49,513)	2,206,261	(3,102)
Distributions from capital gains	1,498,940	5,271,178	11,512	7,216,001	997
Net change in unrealized appreciation or depreciation of investments	(4,100,816)	(9,615,543)	(260,237)	(19,210,738)	(35,986)
Net increase (decrease) in net assets resulting from operations	(1,207,451)	(2,869,391)	(135,013)	(10,042,259)	(28,074)

Contract transactions
Contract purchase payments	1,339,696	1,859,677	136,413	4,566,189	31,104
Net transfers(1)	(666,640)	(1,865,278)	1,526,735	(3,982,429)	439,618
Transfers for policy loans	(32,695)	(385,638)	(27,165)	(772,671)	(13,950)
Policy charges	(634,752)	(1,098,362)	(51,186)	(3,099,686)	(10,364)
Contract terminations:
Surrender benefits	(1,032,335)	(2,219,870)	(37,825)	(6,294,922)	(1,346)
Death benefits	(6,366)	—	—	(26,917)	—
Increase (decrease) from contract transactions	(1,033,092)	(3,709,471)	1,546,972	(9,610,436)	445,062
Net assets at beginning of year	22,430,041	38,945,628	1,463,786	110,264,357	237,714
Net assets at end of year	$20,189,498	$32,366,766	$2,875,745	$90,611,662	$654,702

Accumulation unit activity
Units outstanding at beginning of year	11,304,549	12,985,694	1,473,546	33,501,325	245,404
Contract purchase payments	695,781	667,989	137,977	1,414,078	32,502
Net transfers(1)	(297,648)	137,583	1,549,889	629,161	464,313
Transfers for policy loans	(22,690)	(135,915)	(27,337)	(276,467)	(14,431)
Policy charges	(325,643)	(385,249)	(52,318)	(956,989)	(10,894)
Contract terminations:
Surrender benefits	(516,105)	(796,553)	(39,130)	(2,076,502)	(1,437)
Death benefits	(3,079)	—	—	(6,280)	—
Units outstanding at end of year	10,835,165	12,473,549	3,042,627	32,228,326	715,457

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$314,315	$(65,788)	$84,569	$110,866	$110,472
Net realized gain (loss) on sales of investments	2,364,407	815,068	(42,211)	648,200	564,950
Distributions from capital gains	2,702,368	54,989	220,323	30,151	—
Net change in unrealized appreciation or depreciation of investments	(5,735,023)	(396,161)	(408,064)	(1,511,969)	(533,699)
Net increase (decrease) in net assets resulting from operations	(353,933)	408,108	(145,383)	(722,752)	141,723

Contract transactions
Contract purchase payments	1,941,209	600,944	147,674	477,612	454,472
Net transfers(1)	(916,612)	(266,759)	1,305,067	(872,208)	1,648,405
Transfers for policy loans	(647,162)	(92,853)	(785)	(85,793)	(135,484)
Policy charges	(1,281,095)	(290,055)	(32,516)	(210,753)	(259,572)
Contract terminations:
Surrender benefits	(2,290,855)	(672,425)	(120,558)	(323,438)	(594,474)
Death benefits	—	—	—	—	(35,818)
Increase (decrease) from contract transactions	(3,194,515)	(721,148)	1,298,882	(1,014,580)	1,077,529
Net assets at beginning of year	46,468,989	10,198,964	1,231,091	11,365,778	10,204,917
Net assets at end of year	$42,920,541	$9,885,924	$2,384,590	$9,628,446	$11,424,169

Accumulation unit activity
Units outstanding at beginning of year	23,319,239	7,031,157	1,223,199	6,341,016	6,484,238
Contract purchase payments	982,874	404,065	145,760	289,917	284,030
Net transfers(1)	(1,364,959)	(219,248)	1,281,480	(779,173)	1,032,710
Transfers for policy loans	(350,864)	(61,812)	(1,155)	(45,686)	(84,917)
Policy charges	(646,973)	(194,431)	(32,507)	(122,414)	(161,988)
Contract terminations:
Surrender benefits	(1,119,874)	(445,687)	(122,911)	(170,263)	(374,643)
Death benefits	—	—	—	—	(22,776)
Units outstanding at end of year	20,819,443	6,514,044	2,493,866	5,513,397	7,156,654

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv
Operations
Investment income (loss) — net	$170,159	$(46,466)	$(62,183)	$(6,603)	$(90,193)
Net realized gain (loss) on sales of investments	703,863	339,450	247,955	(60,811)	610,567
Distributions from capital gains	—	595,454	947,313	455,495	1,990,200
Net change in unrealized appreciation or depreciation of investments	(1,727,556)	(838,030)	(627,459)	(691,993)	(1,958,018)
Net increase (decrease) in net assets resulting from operations	(853,534)	50,408	505,626	(303,912)	552,556

Contract transactions
Contract purchase payments	1,286,522	312,354	548,890	302,115	664,644
Net transfers(1)	1,074,165	378,484	1,637,828	1,369,869	1,453,714
Transfers for policy loans	(275,657)	(78,131)	(191,327)	(35,496)	(155,392)
Policy charges	(542,513)	(260,779)	(225,390)	(104,996)	(381,506)
Contract terminations:
Surrender benefits	(1,281,221)	(553,466)	(450,593)	(38,211)	(878,690)
Death benefits	(17,038)	(9,446)	—	(581)	(1,058)
Increase (decrease) from contract transactions	244,258	(210,984)	1,319,408	1,492,700	701,712
Net assets at beginning of year	24,697,060	7,567,557	8,185,015	1,767,509	14,011,474
Net assets at end of year	$24,087,784	$7,406,981	$10,010,049	$2,956,297	$15,265,742

Accumulation unit activity
Units outstanding at beginning of year	16,739,404	5,282,885	4,002,287	1,808,452	9,232,861
Contract purchase payments	916,275	209,868	263,338	308,933	449,058
Net transfers(1)	215,283	241,647	822,712	1,406,673	596,235
Transfers for policy loans	(186,199)	(51,232)	(94,104)	(37,804)	(88,109)
Policy charges	(362,815)	(174,966)	(108,411)	(110,412)	(235,050)
Contract terminations:
Surrender benefits	(774,268)	(366,807)	(209,869)	(40,323)	(525,825)
Death benefits	(15,681)	(6,085)	—	(580)	(1,146)
Units outstanding at end of year	16,531,999	5,135,310	4,675,953	3,334,939	9,428,024

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$(22,961)	$(53,294)	$(7,057)	$(2,715)	$(132,754)
Net realized gain (loss) on sales of investments	488,755	(1,862,081)	(10,831)	(103,493)	93,687
Distributions from capital gains	1,913,030	1,275,847	47,915	1,864,917	746,836
Net change in unrealized appreciation or depreciation of investments	(1,951,256)	(3,135,080)	(58,186)	(2,417,584)	(1,229,155)
Net increase (decrease) in net assets resulting from operations	427,568	(3,774,608)	(28,159)	(658,875)	(521,386)

Contract transactions
Contract purchase payments	479,684	2,584,731	105,208	1,022,988	943,077
Net transfers(1)	434,466	(3,414,990)	1,210,175	32,155,122	(1,307,139)
Transfers for policy loans	(97,540)	(191,379)	70,699	(176,460)	(161,650)
Policy charges	(227,089)	(1,375,963)	(10,957)	(610,669)	(649,024)
Contract terminations:
Surrender benefits	(457,780)	(2,128,569)	(28,821)	(1,105,337)	(1,317,044)
Death benefits	—	(2,269)	—	(3,318)	(6,270)
Increase (decrease) from contract transactions	131,741	(4,528,439)	1,346,304	31,282,326	(2,498,050)
Net assets at beginning of year	10,033,155	45,485,699	754,254	—	23,574,143
Net assets at end of year	$10,592,464	$37,182,652	$2,072,399	$30,623,451	$20,554,707

Accumulation unit activity
Units outstanding at beginning of year	5,721,097	29,545,008	753,062	—	9,611,133
Contract purchase payments	277,436	1,722,905	101,508	1,030,096	384,021
Net transfers(1)	54,591	(2,320,601)	1,217,234	32,150,816	(664,251)
Transfers for policy loans	(52,639)	(124,167)	62,519	(181,290)	(55,185)
Policy charges	(123,962)	(912,295)	(10,810)	(614,510)	(262,096)
Contract terminations:
Surrender benefits	(240,257)	(1,384,647)	(28,785)	(1,105,056)	(516,662)
Death benefits	—	(1,769)	—	(3,435)	(3,587)
Units outstanding at end of year	5,636,266	26,524,434	2,094,728	31,276,621	8,493,373

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv
Operations
Investment income (loss) — net	$900,429	$195,156	$(54,757)	$(2,787)	$65,170
Net realized gain (loss) on sales of investments	927,560	501,652	(192,613)	420	237,403
Distributions from capital gains	1,913,163	—	1,416,126	5,173	1,056,601
Net change in unrealized appreciation or depreciation of investments	(7,975,231)	(943,236)	(1,684,346)	(35,029)	(1,055,589)
Net increase (decrease) in net assets resulting from operations	(4,234,079)	(246,428)	(515,590)	(32,223)	303,585

Contract transactions
Contract purchase payments	1,415,352	578,127	515,974	13,576	899,388
Net transfers(1)	(4,357,069)	(438,297)	(1,475,917)	366,827	2,196,061
Transfers for policy loans	(287,190)	(42,372)	(124,626)	(74,764)	120,923
Policy charges	(815,280)	(265,253)	(226,849)	(8,344)	(383,307)
Contract terminations:
Surrender benefits	(1,479,490)	(457,878)	(489,476)	(11,687)	(743,907)
Death benefits	(21,807)	(10,373)	(14,949)	—	—
Increase (decrease) from contract transactions	(5,545,484)	(636,046)	(1,815,843)	285,608	2,089,158
Net assets at beginning of year	31,864,081	12,809,906	9,328,470	224,913	13,900,022
Net assets at end of year	$22,084,518	$11,927,432	$6,997,037	$478,298	$16,292,765

Accumulation unit activity
Units outstanding at beginning of year	10,460,884	9,157,629	4,867,283	227,725	7,405,552
Contract purchase payments	525,317	432,861	298,735	13,677	488,305
Net transfers(1)	(765,313)	(693,035)	(842,122)	367,691	1,029,747
Transfers for policy loans	(95,453)	(19,598)	(64,902)	(75,429)	67,947
Policy charges	(287,732)	(192,524)	(122,867)	(8,513)	(197,533)
Contract terminations:
Surrender benefits	(586,115)	(292,102)	(251,937)	(11,492)	(377,263)
Death benefits	(5,704)	(9,718)	(10,176)	—	—
Units outstanding at end of year	9,245,884	8,383,513	3,874,014	513,659	8,416,755

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$2,386,098	$(6,469)	$513,136	$47,483	$1,389,475
Net realized gain (loss) on sales of investments	(241,023)	158,043	(717,972)	(38)	425,693
Distributions from capital gains	—	2,327,416	—	13,257	—
Net change in unrealized appreciation or depreciation of investments	(3,642,143)	(3,598,406)	(1,837,123)	(71,871)	(816,818)
Net increase (decrease) in net assets resulting from operations	(1,497,068)	(1,119,416)	(2,041,959)	(11,169)	998,350

Contract transactions
Contract purchase payments	2,250,208	929,820	1,107,600	31,487	1,049,832
Net transfers(1)	(2,561,229)	1,942,928	(6,339,693)	848,741	10,046,464
Transfers for policy loans	25,440	(53,960)	54,077	(1,974)	(436,149)
Policy charges	(1,548,200)	(317,277)	(604,351)	(19,303)	(565,962)
Contract terminations:
Surrender benefits	(2,882,389)	(743,749)	(1,265,646)	(2,200)	(1,228,680)
Death benefits	(39,845)	(21,522)	(37,142)	—	—
Increase (decrease) from contract transactions	(4,756,015)	1,736,240	(7,085,155)	856,751	8,865,505
Net assets at beginning of year	51,959,887	14,647,798	26,695,809	394,105	16,424,806
Net assets at end of year	$45,706,804	$15,264,622	$17,568,695	$1,239,687	$26,288,661

Accumulation unit activity
Units outstanding at beginning of year	35,154,954	6,209,189	18,729,609	383,863	6,177,635
Contract purchase payments	1,538,793	427,466	805,672	30,372	367,090
Net transfers(1)	(1,598,895)	755,095	(4,544,644)	827,255	3,559,338
Transfers for policy loans	16,511	(21,763)	95,240	(1,927)	(152,020)
Policy charges	(1,046,087)	(142,314)	(435,480)	(18,822)	(199,083)
Contract terminations:
Surrender benefits	(1,983,074)	(322,784)	(902,249)	(2,162)	(428,472)
Death benefits	(27,336)	(10,917)	(29,566)	—	—
Units outstanding at end of year	32,054,866	6,893,972	13,718,582	1,218,579	9,324,488

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$23,036	$94,837	$(3,199)	$(1,003,644)	$(2,446,837)
Net realized gain (loss) on sales of investments	14,092	446,505	(22,855)	3,694,341	15,397,529
Distributions from capital gains	—	—	1,929	—	—
Net change in unrealized appreciation or depreciation of investments	(110,004)	(589,957)	(153,918)	(5,282,077)	(17,732,729)
Net increase (decrease) in net assets resulting from operations	(72,876)	(48,615)	(178,043)	(2,591,380)	(4,782,037)

Contract transactions
Contract purchase payments	289,803	360,873	71,095	20,408,728	22,244,082
Net transfers(1)	1,014,125	162,410	415,793	12,555,047	(6,430,306)
Transfers for policy loans	(115,651)	(73,369)	(4,812)	(1,087,586)	(4,426,334)
Policy charges	(106,467)	(242,705)	(13,819)	(4,001,591)	(6,547,261)
Contract terminations:
Surrender benefits	(245,211)	(437,333)	(31,865)	(6,347,479)	(15,872,203)
Death benefits	—	—	—	(54,789)	—
Increase (decrease) from contract transactions	836,599	(230,124)	436,392	21,472,330	(11,032,022)
Net assets at beginning of year	4,007,074	8,249,577	344,274	162,902,794	347,034,889
Net assets at end of year	$4,770,797	$7,970,838	$602,623	$181,783,744	$331,220,830

Accumulation unit activity
Units outstanding at beginning of year	2,428,752	4,347,300	448,730	109,300,965	228,768,725
Contract purchase payments	168,160	187,435	102,040	14,149,952	14,498,140
Net transfers(1)	575,412	120,553	569,751	8,958,265	(3,156,950)
Transfers for policy loans	(65,336)	(38,217)	(6,840)	(735,303)	(2,905,098)
Policy charges	(62,835)	(126,198)	(20,389)	(2,741,227)	(4,284,687)
Contract terminations:
Surrender benefits	(148,041)	(230,934)	(49,163)	(4,150,624)	(10,431,235)
Death benefits	—	—	—	(35,932)	—
Units outstanding at end of year	2,896,112	4,259,939	1,044,129	124,746,096	222,488,895

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3	VP Mod, Cl 2
Operations
Investment income (loss) — net	$4,253,326	$(101,682)	$(165,193)	$(38,344)	$(2,188,598)
Net realized gain (loss) on sales of investments	(596,378)	412,460	691,892	343,794	7,247,066
Distributions from capital gains	1,026,264	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,910,901)	(412,641)	(687,918)	(323,204)	(8,995,385)
Net increase (decrease) in net assets resulting from operations	(227,689)	(101,863)	(161,219)	(17,754)	(3,936,917)

Contract transactions
Contract purchase payments	490,877	729,276	1,242,090	294,988	27,625,801
Net transfers(1)	(688,167)	375,373	711,033	176,213	(1,174,080)
Transfers for policy loans	(20,952)	(183,850)	(49,832)	(44,100)	(2,617,614)
Policy charges	(388,011)	(688,735)	(1,087,242)	(136,593)	(12,077,585)
Contract terminations:
Surrender benefits	(744,761)	(950,613)	(2,057,059)	(326,164)	(16,474,141)
Death benefits	—	(2,575)	—	—	(98,124)
Increase (decrease) from contract transactions	(1,351,014)	(721,124)	(1,241,010)	(35,656)	(4,815,743)
Net assets at beginning of year	12,389,916	15,980,389	23,598,721	5,694,904	333,958,788
Net assets at end of year	$10,811,213	$15,157,402	$22,196,492	$5,641,494	$325,206,128

Accumulation unit activity
Units outstanding at beginning of year	9,365,692	13,324,878	19,600,841	3,618,603	244,921,612
Contract purchase payments	369,168	607,603	1,027,800	192,079	20,626,406
Net transfers(1)	(430,513)	335,122	630,109	6,005	(391,632)
Transfers for policy loans	(11,419)	(130,781)	(39,911)	(32,246)	(1,920,207)
Policy charges	(292,247)	(569,546)	(898,921)	(90,630)	(8,851,595)
Contract terminations:
Surrender benefits	(579,614)	(786,766)	(1,720,111)	(201,955)	(11,914,570)
Death benefits	—	(2,084)	—	—	(69,566)
Units outstanding at end of year	8,421,067	12,778,426	18,599,807	3,491,856	242,400,448

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(4,880,506)	$(2,799,427)	$(7,991,548)	$(364,956)	$(603,705)
Net realized gain (loss) on sales of investments	25,271,937	7,622,505	42,331,984	1,869,212	4,389,463
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(28,361,096)	(11,471,164)	(50,307,949)	(1,918,386)	(4,451,161)
Net increase (decrease) in net assets resulting from operations	(7,969,665)	(6,648,086)	(15,967,513)	(414,130)	(665,403)

Contract transactions
Contract purchase payments	35,738,394	52,377,607	68,850,341	3,688,635	4,144,118
Net transfers(1)	(18,744,970)	13,929,222	(21,336,593)	(1,136,506)	(9,032,263)
Transfers for policy loans	(3,735,823)	(4,010,871)	(8,800,920)	(218,864)	(524,571)
Policy charges	(23,368,005)	(12,805,753)	(25,776,058)	(2,446,226)	(3,836,350)
Contract terminations:
Surrender benefits	(37,980,454)	(18,328,852)	(55,613,491)	(5,377,101)	(6,846,963)
Death benefits	(351,986)	(2,006)	(321,633)	(152,622)	(2,564)
Increase (decrease) from contract transactions	(48,442,844)	31,159,347	(42,998,354)	(5,642,684)	(16,098,593)
Net assets at beginning of year	704,385,646	443,762,432	1,122,894,958	56,079,674	94,575,082
Net assets at end of year	$647,973,137	$468,273,693	$1,063,929,091	$50,022,860	$77,811,086

Accumulation unit activity
Units outstanding at beginning of year	511,919,245	312,746,791	775,218,796	43,585,279	73,244,538
Contract purchase payments	25,834,634	37,922,714	47,275,988	2,884,913	3,192,958
Net transfers(1)	(12,877,797)	10,955,665	(11,729,629)	(719,151)	(6,845,733)
Transfers for policy loans	(2,722,166)	(2,814,776)	(5,986,438)	(170,432)	(420,318)
Policy charges	(16,865,348)	(9,120,161)	(17,671,669)	(1,895,564)	(2,953,944)
Contract terminations:
Surrender benefits	(27,370,783)	(12,688,251)	(38,219,265)	(4,324,712)	(5,279,969)
Death benefits	(248,984)	(1,387)	(220,665)	(118,317)	(1,977)
Units outstanding at end of year	477,668,801	337,000,595	748,667,118	39,242,016	60,935,555

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl
Operations
Investment income (loss) — net	$4,367	$9,255	$(93,493)	$(29,331)	$719,609
Net realized gain (loss) on sales of investments	(554)	(1,219)	1,455,845	235,533	465,168
Distributions from capital gains	—	—	—	—	7,831,097
Net change in unrealized appreciation or depreciation of investments	(8,228)	(20,714)	(2,869,553)	(288,998)	(9,403,329)
Net increase (decrease) in net assets resulting from operations	(4,415)	(12,678)	(1,507,201)	(82,796)	(387,455)

Contract transactions
Contract purchase payments	15,228	2,086	830,931	248,300	4,718,542
Net transfers(1)	118,109	339,380	(908,508)	2,235,100	(1,767,808)
Transfers for policy loans	367	(1,147)	(194,300)	(99,098)	(820,311)
Policy charges	(869)	(13,281)	(422,728)	(99,506)	(2,468,528)
Contract terminations:
Surrender benefits	(18,058)	(2,774)	(863,539)	(183,985)	(4,711,633)
Death benefits	—	—	—	—	(43,096)
Increase (decrease) from contract transactions	114,777	324,264	(1,558,144)	2,100,811	(5,092,834)
Net assets at beginning of year	84,589	196,375	16,605,208	3,648,813	91,114,903
Net assets at end of year	$194,951	$507,961	$13,539,863	$5,666,828	$85,634,614

Accumulation unit activity
Units outstanding at beginning of year	85,135	197,906	6,919,356	1,587,255	42,699,098
Contract purchase payments	15,133	2,100	352,944	109,056	2,187,831
Net transfers(1)	118,178	340,257	(226,412)	980,541	(605,808)
Transfers for policy loans	358	(1,143)	(85,919)	(41,852)	(392,049)
Policy charges	(876)	(13,396)	(184,300)	(44,105)	(1,137,600)
Contract terminations:
Surrender benefits	(18,406)	(2,572)	(364,954)	(79,894)	(2,163,277)
Death benefits	—	—	—	—	(19,047)
Units outstanding at end of year	199,522	523,152	6,410,715	2,511,001	40,569,148

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(637,381)	$30,700	$738,856	$(80,909)	$(96,855)
Net realized gain (loss) on sales of investments	2,783,276	708,114	158,672	1,151,682	376,785
Distributions from capital gains	16,577,270	—	—	1,613,823	1,919,558
Net change in unrealized appreciation or depreciation of investments	(19,638,089)	(701,210)	(831,044)	(3,215,609)	(2,950,473)
Net increase (decrease) in net assets resulting from operations	(914,924)	37,604	66,484	(531,013)	(750,985)

Contract transactions
Contract purchase payments	4,621,295	492,735	976,205	702,071	993,880
Net transfers(1)	(3,524,624)	(106,472)	2,778,310	(1,364,940)	2,906,281
Transfers for policy loans	(983,521)	(77,042)	68,215	(208,164)	(266,219)
Policy charges	(2,767,479)	(219,142)	(717,703)	(395,702)	(393,076)
Contract terminations:
Surrender benefits	(5,698,003)	(438,793)	(1,358,805)	(639,448)	(667,711)
Death benefits	(2,709)	—	—	—	(16,855)
Increase (decrease) from contract transactions	(8,355,041)	(348,714)	1,746,222	(1,906,183)	2,556,300
Net assets at beginning of year	103,544,206	8,151,480	19,766,743	16,472,107	14,055,937
Net assets at end of year	$94,274,241	$7,840,370	$21,579,449	$14,034,911	$15,861,252

Accumulation unit activity
Units outstanding at beginning of year	35,499,504	4,558,252	12,126,649	6,488,832	5,306,159
Contract purchase payments	1,559,567	270,378	558,829	284,456	428,242
Net transfers(1)	58,872	369,060	1,574,741	(458,273)	1,175,572
Transfers for policy loans	(370,530)	(34,496)	41,123	(83,541)	(95,757)
Policy charges	(929,767)	(122,483)	(411,495)	(159,106)	(151,837)
Contract terminations:
Surrender benefits	(1,944,304)	(273,566)	(768,332)	(242,541)	(235,508)
Death benefits	(867)	—	—	—	(4,508)
Units outstanding at end of year	33,872,475	4,767,145	13,121,515	5,829,827	6,422,363

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource® Single Premium Variable Life Insurance (SPVL) policies issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through SPVL policies and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under SPVL policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of Dec. 31, 2016, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through SPVL.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
ET VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate VIP Fund – Class 2)
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income VIP Fund – Class 2)
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Franklin Mutual Shares VIP Fund – Class 2)

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	57

Division	Fund
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value VIP Fund – Class 2)
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond VIP Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Res, Serv	Janus Aspen Series Research Portfolio: Service Shares (previously Janus Aspen Series Janus Portfolio: Service Shares)
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(1),(4)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (previously Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares)
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (previously Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S))
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)(2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)(3)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2

(1)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(2)	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) liquidated on April 28, 2017.
(3)	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) liquidated on April 28, 2017.
(4)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

58	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the policy.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are not categorized in the fair value hierarchy. There were no transfers between levels in the period ended Dec. 31, 2016.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a change may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2017. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after Dec. 15, 2015 and interim periods within those fiscal years. The Account adopted the standard on Jan. 1, 2016. There was no impact of the standard to the Account’s financial condition or results of operations.

3.  VARIABLE ACCOUNT EXPENSES

For SPVL policies, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The Financial statements include other subaccounts that are not offered through SPVL policies.

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	59

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and charges for any optional insurance benefits provided by rider for the policy month. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

This product may also charge a no lapse guarantee charge. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2016 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$109,109
AB VPS Gro & Inc, Cl B	3,423,301
AB VPS Intl Val, Cl B	2,531,562
AB VPS Lg Cap Gro, Cl B	6,217,547
ALPS Alerian Engy Infr, Class III	4,110,064
AC VP Intl, Cl II	743,242
AC VP Val, Cl II	3,140,679
BlackRock Global Alloc, Cl III	2,995,247
Calvert VP SRI Bal, Cl I	939,208
Col VP Bal, Cl 3	14,972,246
Col VP Disciplined Core, Cl 3	2,079,355
Col VP Divd Opp, Cl 3	4,969,526
Col VP Emer Mkts, Cl 3	2,477,541
Col VP Global Bond, Cl 3	1,735,835
Col VP Govt Money Mkt, Cl 3	14,103,038
Col VP Hi Yield Bond, Cl 3	6,636,649
Col VP Inc Opp, Cl 3	13,572,631
Col VP Inter Bond, Cl 3	9,269,728
Col VP Lg Cap Gro, Cl 3	2,137,682
Col VP Lg Cap Index, Cl 3	9,412,915
Col VP Limited Duration Cr, Cl 2	3,194,271
Col VP Man Vol Conserv, Cl 2	1,350,597
Col VP Man Vol Conserv Gro, Cl 2	2,470,494
Col VP Man Vol Gro, Cl 2	7,128,766
Col VP Man Vol Mod Gro, Cl 2	6,153,924
Col VP Mid Cap Gro, Cl 3	847,198

Division	Purchases
Col VP Mid Cap Val, Cl 3	$1,516,084
Col VP Select Intl Eq, Cl 3	2,525,365
Col VP Select Lg Cap Val, Cl 3	1,060,899
Col VP Select Sm Cap Val, Cl 3	1,319,154
Col VP US Govt Mtge, Cl 3	4,932,349
CS Commodity Return	1,018,179
Deutsche Alt Asset Alloc VIP, Cl B	572,752
ET VT Floating-Rate Inc, Init Cl	4,181,179
Fid VIP Contrafund, Serv Cl 2	11,482,189
Fid VIP Gro & Inc, Serv Cl 2	3,141,924
Fid VIP Mid Cap, Serv Cl 2	6,874,445
Fid VIP Overseas, Serv Cl 2	1,120,686
Frank Global Real Est, Cl 2	2,613,080
Frank Inc, Cl 2	1,135,739
Frank Mutual Shares, Cl 2	2,993,807
Frank Sm Cap Val, Cl 2	8,392,538
Temp Global Bond, Cl 2	808,945
GS VIT Mid Cap Val, Inst	2,384,105
GS VIT Multi-Strategy Alt, Advisor	473,128
GS VIT U.S. Eq Insights, Inst	3,752,007
Invesco VI Am Fran, Ser II	1,308,783
Invesco VI Bal Risk Alloc, Ser II	2,688,943
Invesco VI Comstock, Ser II	1,173,458
Invesco VI Div Divd, Ser I	10,947,836
Invesco VI Intl Gro, Ser II	3,170,708
Invesco VI Mid Cap Gro, Ser I	4,889,024

60	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Division	Purchases
Invesco VI Tech, Ser I	$1,266,149
Ivy VIP Asset Strategy	545,342
Janus Aspen Global Tech, Serv	2,418,559
Janus Aspen Res, Serv	1,655,754
Janus Aspen Overseas, Serv	4,116,956
Lazard Ret Global Dyn MA, Serv	858,938
MFS Mass Inv Gro Stock, Serv Cl	5,528,947
MFS New Dis, Serv Cl	1,840,805
MFS Utilities, Serv Cl	3,471,321
MS VIF Global Real Est, Cl II	848,761
MS VIF Mid Cap Gro, Cl II	842,513
NB AMT US Eq Index PW Strat, Cl S	118,306
Oppen Global VA, Serv	3,189,915
Oppen Global Strategic Inc VA, Srv	3,266,465
Oppen Main St Sm Cap VA, Serv	3,831,746
PIMCO VIT All Asset, Advisor Cl	1,672,276
PIMCO VIT Tot Return, Advisor Cl	1,558,995
Put VT Global Hlth Care, Cl IB	4,188,404
Put VT Intl Eq, Cl IB	926,971
Put VT Multi-Cap Gro, Cl IB	1,015,652
VanEck VIP Global Gold, Cl S	3,140,557
VP Aggr, Cl 2	20,976,026

Division	Purchases
VP Aggr, Cl 4	$12,667,359
VP BR Gl Infl Prot Sec, Cl 3	2,098,276
VP Conserv, Cl 2	7,107,046
VP Conserv, Cl 4	6,398,196
VP MFS Blended Res Core Eq, Cl 3	596,691
VP Mod, Cl 2	29,938,595
VP Mod, Cl 4	15,992,576
VP Mod Aggr, Cl 2	44,327,691
VP Mod Aggr, Cl 4	17,890,362
VP Mod Conserv, Cl 2	22,134,011
VP Mod Conserv, Cl 4	17,956,958
VP Multi-Mgr Div Inc, Cl 2	364,875
VP Multi-Mgr Int Rate Adapt, Cl 2	231,270
VP Ptnrs Sm Cap Val, Cl 3	668,577
VP Vty Sycamore Estb Val, Cl 3	6,985,169
Wanger Intl	10,362,333
Wanger USA	26,888,232
WF VT Index Asset Alloc, Cl 2	3,515,223
WF VT Intl Eq, Cl 2	2,602,112
WF VT Opp, Cl 2	2,370,294
WF VT Sm Cap Gro, Cl 2	2,420,583

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.10	$—	$—	$1.78	$1.06
0.20%	1.02	—	—	—	0.85
0.30%	1.02	1.64	1.23	1.77	0.85
0.45%	1.02	2.82	1.68	3.06	0.85
0.65%	—	—	—	—	—
0.90%	1.00	2.16	1.54	1.77	0.84

Subaccount	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$1.78	$1.24	$—	$1.49
0.20%	—	—	1.01	—	—
0.30%	1.14	1.71	1.01	1.35	1.44
0.45%	1.14	1.67	1.01	2.20	2.42
0.65%	—	—	—	—	2.01
0.90%	1.64	2.57	1.00	1.60	1.71

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.65	1.53	0.96	0.86	0.99
0.45%	3.15	2.64	1.96	1.13	0.97
0.65%	2.10	—	—	—	1.07
0.90%	1.37	2.55	2.27	1.67	1.09

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	61

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$1.71
0.20%	—	—	—	—	—
0.30%	1.23	1.21	1.06	1.63	1.66
0.45%	2.40	2.15	1.47	3.12	3.00
0.65%	—	—	1.54	—	—
0.90%	2.51	1.92	1.85	0.95	1.70

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.00%	$1.06	$1.03	$1.03	$1.01	$1.02
0.20%	0.97	1.03	1.02	1.01	1.02
0.30%	0.97	1.02	1.02	1.00	1.01
0.45%	0.97	1.02	1.01	1.00	1.01
0.65%	—	—	—	—	—
0.90%	0.96	1.01	1.00	0.99	1.00

Subaccount	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.51	1.69	1.14	1.77	1.78
0.45%	3.04	3.27	1.79	3.31	3.50
0.65%	—	—	—	—	—
0.90%	2.07	2.10	1.02	2.06	2.67

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.00%	$—	$—	$1.05	$—	$1.62
0.20%	—	—	0.96	—	—
0.30%	1.07	0.60	0.96	1.12	1.57
0.45%	1.16	0.76	0.95	1.78	2.97
0.65%	1.21	—	—	—	—
0.90%	1.40	0.51	0.94	1.29	1.62

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
0.00%	$—	$1.65	$—	$—	$1.17
0.20%	—	—	—	—	1.02
0.30%	1.64	1.60	1.21	1.23	1.01
0.45%	1.61	1.56	1.19	2.30	1.01
0.65%	—	—	—	—	—
0.90%	2.33	3.49	1.66	2.54	1.00

62	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Subaccount	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.00%	$1.56	$1.86	$1.02	$—	$0.93
0.20%	—	—	0.97	—	0.92
0.30%	1.51	1.72	0.97	1.57	0.92
0.45%	2.46	3.38	0.97	2.96	0.92
0.65%	—	—	—	—	—
0.90%	2.10	4.30	0.95	4.38	0.91

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
0.00%	$—	$—	$1.13	$—	$—
0.20%	—	—	1.07	—	—
0.30%	1.76	1.62	1.07	1.63	1.72
0.45%	3.04	1.54	1.06	3.05	1.85
0.65%	—	—	—	—	—
0.90%	1.73	1.51	1.05	1.52	1.80

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv
0.00%	$—	$—	$—	$0.92	$—
0.20%	—	—	—	0.86	—
0.30%	1.17	1.52	1.50	0.86	1.79
0.45%	1.95	1.45	3.02	0.85	3.80
0.65%	—	—	—	—	—
0.90%	1.06	1.42	1.85	0.84	1.04

Subaccount	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.00%	$1.58	$—	$1.13	$—	$—
0.20%	—	—	1.02	—	—
0.30%	1.55	0.91	1.02	1.04	1.39
0.45%	2.72	1.49	1.01	1.03	3.51
0.65%	—	—	—	—	—
0.90%	1.55	1.14	1.00	1.02	1.87

Subaccount	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv
0.00%	$1.35	$—	$1.26	$0.93	$1.48
0.20%	—	—	—	0.93	—
0.30%	1.28	1.23	1.23	0.93	1.39
0.45%	2.33	2.71	2.59	0.92	2.53
0.65%	—	—	—	—	—
0.90%	3.88	1.07	1.34	0.91	1.74

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	63

Subaccount	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.00%	$1.07	$1.82	$1.07	$1.07	$—
0.20%	—	—	—	1.04	—
0.30%	1.06	1.77	1.04	1.04	1.72
0.45%	1.60	3.64	1.67	1.04	2.62
0.65%	—	—	—	—	—
0.90%	1.49	2.25	1.35	1.03	2.49

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	$—	$—	$0.91	$1.39	$—
0.20%	—	—	0.85	—	—
0.30%	1.21	1.68	0.85	1.35	1.35
0.45%	1.79	2.03	0.85	1.62	1.62
0.65%	—	—	—	—	—
0.90%	1.51	1.98	0.84	1.57	1.57

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3	VP Mod, Cl 2
0.00%	$—	$1.13	$—	$—	$1.25
0.20%	—	—	—	—	—
0.30%	1.10	1.10	1.10	1.55	1.22
0.45%	1.38	1.26	1.26	2.67	1.45
0.65%	—	—	—	—	—
0.90%	1.42	1.22	1.22	1.36	1.40

Subaccount	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
0.00%	$—	$1.32	$—	$1.19	$—
0.20%	—	—	—	—	—
0.30%	1.22	1.28	1.28	1.16	1.16
0.45%	1.45	1.53	1.53	1.35	1.35
0.65%	—	—	—	—	—
0.90%	1.40	1.49	1.49	1.31	1.31

Subaccount	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl
0.00%	$1.07	$1.04	$—	$—	$—
0.20%	1.06	1.03	—	—	—
0.30%	1.06	1.03	1.60	1.84	1.17
0.45%	1.06	1.03	3.05	3.49	2.34
0.65%	—	—	—	—	—
0.90%	1.05	1.01	2.81	2.33	2.00

64	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	$—	$—	$—	$1.67	$1.53
0.20%	—	—	—	—	—
0.30%	1.63	1.52	1.24	1.60	1.51
0.45%	3.33	1.48	1.72	3.21	3.33
0.65%	—	—	—	—	—
0.90%	3.53	2.27	1.66	2.62	2.78

The following is a summary of units outstanding at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	43,838	—	—	705,118	1,431,604
0.20%	—	—	—	—	—
0.30%	—	1,758,562	3,760,538	350,585	312,744
0.45%	65,929	4,366,025	11,645,480	1,395,810	3,676,600
0.65%	—	—	—	—	—
0.90%	79,731	4,146,832	10,972,185	3,620,276	4,058,156
Total	189,498	10,271,419	26,378,203	6,071,789	9,479,104

Subaccount	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	—	744,104	887,145	—	2,074,580
0.20%	—	—	—	—	—
0.30%	1,471,253	2,635,528	409,778	280,256	1,313,497
0.45%	2,347,698	7,843,404	2,307,346	1,952,310	16,776,510
0.65%	—	—	—	—	3,692,875
0.90%	2,037,924	4,816,122	4,119,227	1,768,802	71,750,874
Total	5,856,875	16,039,158	7,723,496	4,001,368	95,608,336

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	3,356,569	8,167,146	3,047,368	2,314,817	2,078,432
0.45%	29,734,716	40,226,571	8,821,438	9,962,959	26,507,602
0.65%	1,248,932	—	—	—	348,456
0.90%	126,380,227	32,987,820	7,321,965	4,913,612	17,706,635
Total	160,720,444	81,381,537	19,190,771	17,191,388	46,641,125

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	—	—	—	—	1,871,643
0.20%	—	—	—	—	—
0.30%	3,633,959	943,445	5,412,817	2,277,854	2,678,112
0.45%	12,638,858	4,590,450	30,804,689	8,810,732	13,199,108
0.65%	—	—	651,061	—	—
0.90%	9,244,098	6,546,557	24,001,740	19,026,684	16,592,753
Total	25,516,915	12,080,452	60,870,307	30,115,270	34,341,616

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	65

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.00%	252,432	129,336	135,742	4,904,772	2,559,813
0.20%	—	—	—	—	—
0.30%	277,084	18,104	334,459	1,542,306	890,621
0.45%	1,395,297	767,572	1,409,390	9,122,922	8,339,883
0.65%	—	—	—	—	—
0.90%	1,440,330	659,115	2,771,789	12,907,938	12,625,102
Total	3,365,143	1,574,127	4,651,380	28,477,938	24,415,419

Subaccount	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	582,326	543,436	1,359,333	514,612	717,344
0.45%	2,789,555	1,393,407	10,495,156	1,349,792	3,181,278
0.65%	—	—	—	—	—
0.90%	2,285,734	4,560,970	42,571,769	2,588,443	1,975,799
Total	5,657,615	6,497,813	54,426,258	4,452,847	5,874,421

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.00%	—	—	327,898	—	2,318,613
0.20%	—	—	—	—	—
0.30%	2,011,796	802,640	72,909	1,191,408	3,560,481
0.45%	10,693,115	3,932,882	444,834	6,409,579	12,754,620
0.65%	383,782	—	—	—	—
0.90%	6,519,453	6,161,877	499,577	8,358,055	23,421,354
Total	19,608,146	10,897,399	1,345,218	15,959,042	42,055,068

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
0.00%	—	1,119,442	—	—	352,592
0.20%	—	—	—	—	—
0.30%	2,571,410	6,165,629	1,677,025	2,939,455	92,658
0.45%	11,311,959	20,488,876	4,825,633	11,268,160	1,136,101
0.65%	—	—	—	—	—
0.90%	3,866,696	8,453,619	2,996,148	6,666,308	1,627,769
Total	17,750,065	36,227,566	9,498,806	20,873,923	3,209,120

Subaccount	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.00%	304,605	670,206	295,376	—	104,677
0.20%	—	—	—	—	—
0.30%	1,128,662	1,807,136	147,797	3,766,930	31,749
0.45%	3,602,628	6,453,563	1,277,781	17,284,633	310,747
0.65%	—	—	—	—	—
0.90%	4,676,600	3,335,018	1,278,012	7,362,428	589,158
Total	9,712,495	12,265,923	2,998,966	28,413,991	1,036,331

66	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
0.00%	—	—	261,794	—	—
0.20%	—	—	—	—	—
0.30%	1,155,752	874,835	159,755	388,680	680,697
0.45%	7,973,516	2,751,132	2,130,839	1,415,070	5,594,058
0.65%	—	—	—	—	—
0.90%	9,909,690	2,420,003	1,789,617	2,588,973	5,926,409
Total	19,038,958	6,045,970	4,342,005	4,392,723	12,201,164

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv
0.00%	—	—	—	556,186	—
0.20%	—	—	—	—	—
0.30%	985,896	528,856	477,031	36,635	451,501
0.45%	6,850,530	3,986,713	1,106,306	902,344	2,439,929
0.65%	—	—	—	—	—
0.90%	8,687,576	2,330,474	1,969,636	923,403	6,067,242
Total	16,524,002	6,846,043	3,552,973	2,418,568	8,958,672

Subaccount	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.00%	186,375	—	140,612	—	—
0.20%	—	—	—	—	—
0.30%	585,803	1,459,032	13,289	1,348,402	802,986
0.45%	1,489,243	12,413,886	440,890	17,786,637	3,870,604
0.65%	—	—	—	—	—
0.90%	2,899,478	10,355,684	992,430	10,124,875	2,802,460
Total	5,160,899	24,228,602	1,587,221	29,259,914	7,476,050

Subaccount	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv
0.00%	728,207	—	433,169	25,559	652,426
0.20%	—	—	—	—	—
0.30%	1,099,779	726,691	218,319	7,830	572,598
0.45%	3,915,202	1,621,410	807,995	112,908	2,054,967
0.65%	—	—	—	—	—
0.90%	2,900,283	4,627,065	1,927,991	286,887	4,470,731
Total	8,643,471	6,975,166	3,387,474	433,184	7,750,722

Subaccount	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.00%	146,615	600,339	264,940	104,114	—
0.20%	—	—	—	—	—
0.30%	1,840,299	562,047	1,053,117	47,110	620,542
0.45%	11,082,733	1,929,472	4,920,203	1,216,710	3,122,233
0.65%	—	—	—	—	—
0.90%	14,569,211	4,316,924	5,126,300	728,627	3,356,543
Total	27,638,858	7,408,782	11,364,560	2,096,561	7,099,318

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	67

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	—	—	149,100	30,570,452	—
0.20%	—	—	—	—	—
0.30%	389,806	186,818	184,919	7,273,026	18,233,686
0.45%	1,310,796	409,104	1,319,322	38,515,370	69,482,536
0.65%	—	—	—	—	—
0.90%	1,207,811	310,615	1,409,566	50,448,590	118,091,110
Total	2,908,413	906,537	3,062,907	126,807,438	205,807,332

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3	VP Mod, Cl 2
0.00%	—	893,284	—	—	29,513,422
0.20%	—	—	—	—	—
0.30%	478,875	705,176	769,287	319,187	8,367,997
0.45%	3,883,696	5,074,001	6,457,875	936,896	83,880,236
0.65%	—	—	—	—	—
0.90%	3,934,548	6,518,844	11,796,059	1,930,959	119,541,499
Total	8,297,119	13,191,305	19,023,221	3,187,042	241,303,154

Subaccount	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
0.00%	—	80,350,445	—	4,348,675	—
0.20%	—	—	—	—	—
0.30%	26,263,644	17,400,632	60,364,527	835,247	4,162,558
0.45%	163,911,320	90,906,080	224,773,669	19,416,012	28,534,442
0.65%	—	—	—	—	—
0.90%	248,604,961	154,178,299	406,783,761	22,030,988	32,427,475
Total	438,779,925	342,835,456	691,921,957	46,630,922	65,124,475

Subaccount	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl
0.00%	14,176	26,289	—	—	—
0.20%	—	—	—	—	—
0.30%	12,155	48,064	1,314,127	371,509	4,342,182
0.45%	268,201	195,996	2,624,919	1,804,613	17,587,251
0.65%	—	—	—	—	—
0.90%	179,298	314,619	1,933,622	2,792,965	15,358,285
Total	473,830	584,968	5,872,668	4,969,087	37,287,718

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	—	—	—	157,494	821,664
0.20%	—	—	—	—	—
0.30%	4,810,462	1,189,771	256,661	839,503	650,438
0.45%	16,710,803	2,620,905	7,372,698	2,119,204	1,680,514
0.65%	—	—	—	—	—
0.90%	9,669,903	1,969,828	3,587,018	2,237,737	2,111,443
Total	31,191,168	5,780,504	11,216,377	5,353,938	5,264,059

68	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2016:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$48,173	$—	$—	$1,257,193	$1,511,695
0.20%	76	—	—	—	124
0.30%	77	2,889,054	4,610,147	620,438	265,882
0.45%	67,002	12,308,108	19,581,597	4,265,660	3,113,810
0.65%	—	—	—	—	—
0.90%	80,106	8,941,573	16,854,806	6,399,565	3,397,891
Total	$195,434	$24,138,735	$41,046,550	$12,542,856	$8,289,402

Subaccount	AC VP Intl, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$1,324,713	$1,099,577	$—	$3,087,053
0.20%	—	—	76	—	—
0.30%	1,677,358	4,494,913	414,793	378,956	1,888,264
0.45%	2,671,152	13,126,509	2,326,830	4,290,764	40,664,617
0.65%	—	—	—	—	7,425,490
0.90%	3,351,264	12,392,965	4,106,532	2,823,246	122,679,524
Total	$7,699,774	$31,339,100	$7,947,808	$7,492,966	$175,744,948

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	5,528,264	12,469,884	2,929,922	1,980,776	2,053,555
0.45%	93,587,650	106,330,091	17,332,856	11,252,397	25,618,486
0.65%	2,618,215	—	—	—	371,719
0.90%	173,087,476	84,215,834	16,643,908	8,181,768	19,348,975
Total	$274,821,605	$203,015,809	$36,906,686	$21,414,941	$47,392,735

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$3,199,619
0.20%	—	—	—	—	—
0.30%	4,462,866	1,139,222	5,760,708	3,713,239	4,454,767
0.45%	30,374,320	9,881,298	45,300,278	27,521,962	39,531,289
0.65%	—	—	1,001,136	—	—
0.90%	23,206,692	12,564,891	44,510,917	18,033,012	28,229,592
Total	$58,043,878	$23,585,411	$96,573,039	$49,268,213	$75,415,267

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.00%	$267,316	$133,557	$139,263	$4,960,093	$2,616,785
0.20%	76	10	10	10	10
0.30%	268,943	18,565	340,548	1,547,799	903,547
0.45%	1,349,278	783,656	1,429,607	9,121,815	8,429,500
0.65%	—	—	—	—	—
0.90%	1,376,796	665,184	2,779,383	12,757,309	12,612,990
Total	$3,262,409	$1,600,972	$4,688,811	$28,387,026	$24,562,832

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	69

Subaccount	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	881,499	920,960	1,552,863	908,619	1,279,893
0.45%	8,476,622	4,554,285	18,828,508	4,470,863	11,134,222
0.65%	—	—	—	—	—
0.90%	4,720,355	9,577,533	43,462,874	5,337,799	5,276,326
Total	$14,078,476	$15,052,778	$63,844,245	$10,717,281	$17,690,441

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	ET VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.00%	$—	$—	$343,811	$—	$3,746,274
0.20%	—	—	71	—	—
0.30%	2,145,472	482,274	69,889	1,334,276	5,588,167
0.45%	12,397,921	3,008,360	424,785	11,421,643	37,921,537
0.65%	465,478	—	—	—	—
0.90%	9,096,593	3,149,545	471,647	10,765,622	37,878,917
Total	$24,105,464	$6,640,179	$1,310,203	$23,521,541	$85,134,895

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2
0.00%	$—	$1,850,412	$—	$—	$410,868
0.20%	—	—	—	—	76
0.30%	4,224,980	9,858,594	2,030,882	3,629,665	93,876
0.45%	18,185,459	32,051,478	5,754,326	25,893,117	1,146,654
0.65%	—	—	—	—	—
0.90%	9,001,925	29,494,394	4,986,158	16,924,064	1,624,220
Total	$31,412,364	$73,254,878	$12,771,366	$46,446,846	$3,275,694

Subaccount	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
0.00%	$475,799	$1,245,095	$302,149	$—	$97,022
0.20%	—	—	73	—	69
0.30%	1,707,133	3,099,291	143,214	5,924,062	29,204
0.45%	8,853,220	21,830,800	1,233,454	51,149,829	284,759
0.65%	—	—	—	—	—
0.90%	9,838,360	14,354,136	1,219,655	32,282,183	533,743
Total	$20,874,512	$40,529,322	$2,898,545	$89,356,074	$944,797

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I
0.00%	$—	$—	$296,001	$—	$—
0.20%	—	—	79	—	—
0.30%	2,032,556	1,418,843	170,157	632,035	1,174,039
0.45%	24,223,647	4,242,388	2,261,069	4,312,823	10,354,037
0.65%	—	—	—	—	—
0.90%	17,112,777	3,648,410	1,877,444	3,933,477	10,692,294
Total	$43,368,980	$9,309,641	$4,604,750	$8,878,335	$22,220,370

70	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Global Tech, Serv
0.00%	$—	$—	$—	$512,565	$—
0.20%	—	—	—	64	—
0.30%	1,156,238	802,682	714,378	31,333	810,139
0.45%	13,325,930	5,791,058	3,335,447	768,807	9,268,176
0.65%	—	—	—	—	—
0.90%	9,248,693	3,314,624	3,639,194	777,772	6,331,543
Total	$23,730,861	$9,908,364	$7,689,019	$2,090,541	$16,409,858

Subaccount	Janus Aspen Res, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.00%	$293,613	$—	$158,632	$—	$—
0.20%	—	—	76	—	—
0.30%	909,985	1,332,202	13,519	1,396,403	1,114,808
0.45%	4,044,664	18,474,666	446,936	18,372,665	13,585,272
0.65%	—	—	—	—	—
0.90%	4,480,168	11,793,014	994,621	10,375,882	5,250,631
Total	$9,728,430	$31,599,882	$1,613,784	$30,144,950	$19,950,711

Subaccount	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv
0.00%	$979,873	$—	$543,720	$23,894	$964,436
0.20%	—	—	—	69	—
0.30%	1,405,247	897,102	267,770	7,256	793,655
0.45%	9,136,948	4,388,324	2,095,219	104,358	5,208,196
0.65%	—	—	—	—	—
0.90%	11,251,406	4,950,186	2,582,951	262,124	7,792,664
Total	$22,773,474	$10,235,612	$5,489,660	$397,701	$14,758,951

Subaccount	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB
0.00%	$157,422	$1,091,837	$283,198	$111,383	$—
0.20%	—	—	—	2,070	—
0.30%	1,957,099	994,930	1,096,228	49,053	1,064,528
0.45%	17,708,036	7,029,711	8,197,800	1,262,096	8,179,734
0.65%	—	—	—	—	—
0.90%	21,720,080	9,725,086	6,924,837	747,236	8,351,904
Total	$41,542,637	$18,841,564	$16,502,063	$2,171,838	$17,596,166

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	$—	$—	$135,612	$42,442,550	$—
0.20%	—	—	114	—	—
0.30%	470,111	313,896	157,505	9,785,637	24,556,629
0.45%	2,340,749	831,127	1,119,468	62,278,458	112,555,253
0.65%	—	—	—	—	—
0.90%	1,820,580	613,682	1,182,425	79,107,619	185,508,107
Total	$4,631,440	$1,758,705	$2,595,124	$193,614,264	$322,619,989

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	71

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP MFS Blended Res Core Eq, Cl 3	VP Mod, Cl 2
0.00%	$—	$1,009,520	$—	$—	$36,954,465
0.20%	—	—	—	—	—
0.30%	525,998	778,960	849,777	494,261	10,194,961
0.45%	5,376,129	6,372,515	8,110,853	2,500,923	121,304,093
0.65%	—	—	—	—	—
0.90%	5,584,833	7,939,077	14,365,613	2,624,330	167,643,312
Total	$11,486,960	$16,100,072	$23,326,243	$5,619,514	$336,096,831

Subaccount	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
0.00%	$—	$105,817,471	$—	$5,171,614	$—
0.20%	—	—	—	—	—
0.30%	31,987,546	22,243,659	77,137,875	969,423	4,829,375
0.45%	237,364,352	139,316,903	344,907,451	26,175,623	38,552,617
0.65%	—	—	—	—	—
0.90%	349,118,224	229,133,594	605,325,485	28,800,682	42,484,350
Total	$618,470,122	$496,511,627	$1,027,370,811	$61,117,342	$85,866,342

Subaccount	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl
0.00%	$15,237	$27,300	$—	$—	$—
0.20%	80	77	—	—	—
0.30%	12,901	49,541	2,099,008	682,609	5,089,728
0.45%	283,574	201,251	8,007,900	6,303,013	41,157,393
0.65%	—	—	—	—	—
0.90%	187,379	319,355	5,440,708	6,519,186	30,711,896
Total	$499,171	$597,524	$15,547,616	$13,504,808	$76,959,017

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	$—	$—	$—	$262,789	$1,259,424
0.20%	—	—	—	—	—
0.30%	7,830,576	1,807,712	318,873	1,341,939	984,581
0.45%	55,679,271	3,872,653	12,675,139	6,806,660	5,600,650
0.65%	—	—	—	—	—
0.90%	34,103,103	4,472,768	5,951,225	5,862,935	5,864,097
Total	$97,612,950	$10,153,133	$18,945,237	$14,274,323	$13,708,752

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2016	189	$1.10	to	$1.00	$195	0.35%	0.00%	to	0.90%	3.37%		to	2.44%
2015	646	$1.06	to	$0.98	$641	0.72%	0.00%	to	0.90%	(1.30%)		to	(2.19%)
2014	482	$1.08	to	$1.00	$486	0.99%	0.00%	to	0.90%	4.21%		to	(0.44	%)(9)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(8)	to	1.30	%(8)

72	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Gro & Inc, Cl B
2016	10,271	$1.64	to	$2.16	$24,139	0.82%	0.30%	to	0.90%	10.74%		to	10.08%
2015	10,896	$1.48	to	$1.96	$23,189	1.18%	0.30%	to	0.90%	1.12%		to	0.52%
2014	11,965	$1.47	to	$1.95	$24,910	1.12%	0.30%	to	0.90%	8.96%		to	8.31%
2013	12,846	$1.35	to	$1.80	$23,933	1.10%	0.30%	to	0.90%	34.19%		to	33.39%
2012	13,171	$1.00	to	$1.35	$18,014	1.34%	0.30%	to	0.90%	1.33	%(7)	to	16.19%
AB VPS Intl Val, Cl B
2016	26,378	$1.23	to	$1.54	$41,047	1.08%	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2015	28,187	$1.24	to	$1.56	$44,495	2.23%	0.30%	to	0.90%	2.10%		to	1.48%
2014	28,888	$1.21	to	$1.54	$44,936	3.37%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	29,802	$1.30	to	$1.66	$49,998	5.92%	0.30%	to	0.90%	22.36%		to	21.63%
2012	31,933	$1.06	to	$1.37	$44,049	1.38%	0.30%	to	0.90%	7.63	%(7)	to	13.17%
AB VPS Lg Cap Gro, Cl B
2016	6,072	$1.78	to	$1.77	$12,543	—	0.00%	to	0.90%	2.35%		to	1.44%
2015	4,799	$1.74	to	$1.74	$9,752	—	0.00%	to	0.90%	10.86%		to	9.86%
2014	2,760	$1.57	to	$1.59	$5,115	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	2,444	$1.38	to	$1.41	$3,893	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	2,641	$1.01	to	$1.04	$3,005	0.03%	0.00%	to	0.90%	(1.17	%)(6)	to	15.08%
ALPS Alerian Engy Infr, Class III
2016	9,479	$1.06	to	$0.84	$8,289	2.58%	0.00%	to	0.90%	40.79%		to	39.54%
2015	5,852	$0.75	to	$0.60	$3,627	0.85%	0.00%	to	0.90%	(37.92%)		to	(38.48%)
2014	3,221	$1.21	to	$0.98	$3,232	0.38%	0.00%	to	0.90%	11.91%		to	(5.82	%)(9)
2013	5	$1.08	to	$1.08	$5	—	0.00%	to	0.00%	3.37	%(8)	to	3.37	%(8)
AC VP Intl, Cl II
2016	5,857	$1.14	to	$1.64	$7,700	0.92%	0.30%	to	0.90%	(5.83%)		to	(6.40%)
2015	6,163	$1.21	to	$1.76	$8,654	0.21%	0.30%	to	0.90%	0.21%		to	(0.39%)
2014	5,877	$1.21	to	$1.76	$8,723	1.53%	0.30%	to	0.90%	(5.94%)		to	(6.50%)
2013	5,391	$1.28	to	$1.89	$9,534	1.53%	0.30%	to	0.90%	21.89%		to	21.16%
2012	5,184	$1.05	to	$1.56	$8,070	0.69%	0.30%	to	0.90%	6.14	%(7)	to	19.92%
AC VP Val, Cl II
2016	16,039	$1.78	to	$2.57	$31,339	1.60%	0.00%	to	0.90%	20.28%		to	19.20%
2015	16,239	$1.48	to	$2.16	$26,726	1.97%	0.00%	to	0.90%	(4.02%)		to	(4.88%)
2014	16,399	$1.54	to	$2.27	$30,399	1.39%	0.00%	to	0.90%	12.89%		to	11.88%
2013	15,793	$1.37	to	$2.03	$29,107	1.50%	0.00%	to	0.90%	31.48%		to	30.30%
2012	14,204	$1.04	to	$1.56	$22,101	1.78%	0.00%	to	0.90%	1.19	%(6)	to	13.55%
BlackRock Global Alloc, Cl III
2016	7,723	$1.24	to	$1.00	$7,948	1.30%	0.00%	to	0.90%	3.81%		to	2.88%
2015	6,592	$1.19	to	$0.97	$6,575	1.62%	0.00%	to	0.90%	(1.00%)		to	(1.89%)
2014	1,347	$1.21	to	$0.99	$1,435	5.02%	0.00%	to	0.90%	1.93%		to	(2.06	%)(9)
2013	171	$1.18	to	$1.18	$203	1.81%	0.00%	to	0.00%	14.41%		to	14.41%
2012	17	$1.03	to	$1.03	$18	24.21%	0.00%	to	0.00%	1.69	%(6)	to	1.69	%(6)
Calvert VP SRI Bal, Cl I
2016	4,001	$1.35	to	$1.60	$7,493	1.85%	0.30%	to	0.90%	7.53%		to	6.89%
2015	4,295	$1.26	to	$1.49	$7,490	0.11%	0.30%	to	0.90%	(2.48%)		to	(3.07%)
2014	4,583	$1.29	to	$1.54	$8,143	1.61%	0.30%	to	0.90%	9.33%		to	8.68%
2013	4,601	$1.18	to	$1.42	$7,428	1.06%	0.30%	to	0.90%	17.65%		to	16.95%
2012	5,009	$1.00	to	$1.21	$6,642	1.19%	0.30%	to	0.90%	0.72	%(7)	to	9.52%
Col VP Bal, Cl 3
2016	95,608	$1.49	to	$1.71	$175,745	—	0.00%	to	0.90%	6.41%		to	5.45%
2015	94,602	$1.40	to	$1.62	$163,708	—	0.00%	to	0.90%	1.71%		to	0.79%
2014	99,006	$1.37	to	$1.61	$169,156	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	106,368	$1.25	to	$1.47	$164,893	—	0.00%	to	0.90%	21.44%		to	20.35%
2012	114,820	$1.03	to	$1.22	$147,059	—	0.00%	to	0.90%	1.44	%(6)	to	13.23%
Col VP Disciplined Core, Cl 3
2016	160,720	$1.65	to	$1.37	$274,822	—	0.30%	to	0.90%	7.61%		to	6.97%
2015	178,449	$1.53	to	$1.28	$283,877	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2014	194,264	$1.52	to	$1.28	$306,433	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	215,895	$1.33	to	$1.12	$292,032	—	0.30%	to	0.90%	33.26%		to	32.45%
2012	245,142	$1.00	to	$0.85	$245,254	—	0.30%	to	0.90%	0.52	%(7)	to	12.84%

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	73

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 3
2016	81,382	$1.53	to	$2.55	$203,016	—	0.30%	to	0.90%	13.18%		to	12.50%
2015	88,080	$1.35	to	$2.27	$195,127	—	0.30%	to	0.90%	(3.06%)		to	(3.64%)
2014	97,068	$1.39	to	$2.36	$225,344	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	103,365	$1.27	to	$2.16	$222,854	—	0.30%	to	0.90%	26.34%		to	25.58%
2012	110,137	$1.01	to	$1.72	$190,556	—	0.30%	to	0.90%	1.59	%(7)	to	12.96%
Col VP Emer Mkts, Cl 3
2016	19,191	$0.96	to	$2.27	$36,907	0.10%	0.30%	to	0.90%	4.66%		to	4.03%
2015	20,224	$0.92	to	$2.19	$37,404	0.12%	0.30%	to	0.90%	(9.27%)		to	(9.82%)
2014	21,008	$1.01	to	$2.42	$44,780	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	20,895	$1.04	to	$2.50	$48,359	0.58%	0.30%	to	0.90%	(2.09%)		to	(2.68%)
2012	21,618	$1.06	to	$2.57	$52,674	0.39%	0.30%	to	0.90%	7.05	%(7)	to	19.50%
Col VP Global Bond, Cl 3
2016	17,191	$0.86	to	$1.67	$21,415	—	0.30%	to	0.90%	(1.52%)		to	(2.11%)
2015	18,895	$0.87	to	$1.70	$24,191	—	0.30%	to	0.90%	(6.45%)		to	(7.02%)
2014	20,660	$0.93	to	$1.83	$29,879	—	0.30%	to	0.90%	0.49%		to	(0.12%)
2013	21,615	$0.92	to	$1.83	$33,218	5.73%	0.30%	to	0.90%	(7.98%)		to	(8.54%)
2012	24,398	$1.00	to	$2.00	$42,291	2.64%	0.30%	to	0.90%	0.61	%(7)	to	5.42%
Col VP Govt Money Mkt, Cl 3
2016	46,641	$0.99	to	$1.09	$47,393	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.87%)
2015	47,210	$0.99	to	$1.10	$48,320	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2014	50,424	$0.99	to	$1.11	$52,353	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	57,235	$1.00	to	$1.12	$60,526	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.88%)
2012	62,789	$1.00	to	$1.13	$67,443	0.01%	0.30%	to	0.90%	(0.05	%)(7)	to	(0.88%)
Col VP Hi Yield Bond, Cl 3
2016	25,517	$1.23	to	$2.51	$58,044	6.04%	0.30%	to	0.90%	11.39%		to	10.72%
2015	27,650	$1.10	to	$2.27	$56,676	6.04%	0.30%	to	0.90%	(1.43%)		to	(2.03%)
2014	29,828	$1.12	to	$2.31	$64,015	6.27%	0.30%	to	0.90%	3.31%		to	2.68%
2013	29,769	$1.08	to	$2.25	$64,564	6.58%	0.30%	to	0.90%	5.76%		to	5.11%
2012	31,733	$1.02	to	$2.14	$66,843	7.28%	0.30%	to	0.90%	2.37	%(7)	to	14.69%
Col VP Inc Opp, Cl 3
2016	12,080	$1.21	to	$1.92	$23,585	12.07%	0.30%	to	0.90%	10.53%		to	9.86%
2015	8,419	$1.09	to	$1.75	$15,026	8.97%	0.30%	to	0.90%	(1.31%)		to	(1.91%)
2014	9,497	$1.11	to	$1.78	$17,144	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	10,334	$1.07	to	$1.73	$18,276	12.91%	0.30%	to	0.90%	4.71%		to	4.08%
2012	12,297	$1.02	to	$1.66	$21,006	6.53%	0.30%	to	0.90%	2.09	%(7)	to	13.76%
Col VP Inter Bond, Cl 3
2016	60,870	$1.06	to	$1.85	$96,573	1.66%	0.30%	to	0.90%	4.23%		to	3.60%
2015	63,913	$1.02	to	$1.79	$98,135	1.33%	0.30%	to	0.90%	(0.12%)		to	(0.74%)
2014	68,032	$1.02	to	$1.80	$107,682	2.60%	0.30%	to	0.90%	5.01%		to	4.37%
2013	73,135	$0.97	to	$1.73	$114,414	4.42%	0.30%	to	0.90%	(2.68%)		to	(3.27%)
2012	90,171	$1.00	to	$1.79	$148,622	3.84%	0.30%	to	0.90%	0.04	%(7)	to	6.59%
Col VP Lg Cap Gro, Cl 3
2016	30,115	$1.63	to	$0.95	$49,268	—	0.30%	to	0.90%	0.87%		to	0.26%
2015	36,405	$1.62	to	$0.95	$56,943	—	0.30%	to	0.90%	8.68%		to	8.02%
2014	37,147	$1.49	to	$0.88	$49,933	—	0.30%	to	0.90%	13.70%		to	13.01%
2013	43,195	$1.31	to	$0.77	$47,219	—	0.30%	to	0.90%	29.88%		to	29.09%
2012	51,835	$1.01	to	$0.60	$40,678	—	0.30%	to	0.90%	1.88	%(7)	to	19.07%
Col VP Lg Cap Index, Cl 3
2016	34,342	$1.71	to	$1.70	$75,415	—	0.00%	to	0.90%	11.51%		to	10.50%
2015	33,130	$1.53	to	$1.54	$65,863	—	0.00%	to	0.90%	0.86%		to	(0.04%)
2014	32,685	$1.52	to	$1.54	$64,219	—	0.00%	to	0.90%	13.21%		to	12.19%
2013	30,774	$1.34	to	$1.37	$51,930	—	0.00%	to	0.90%	31.75%		to	30.57%
2012	31,468	$1.02	to	$1.05	$39,404	—	0.00%	to	0.90%	(0.10	%)(6)	to	14.50%
Col VP Limited Duration Cr, Cl 2
2016	3,365	$1.06	to	$0.96	$3,262	3.48%	0.00%	to	0.90%	5.28%		to	4.33%
2015	1,986	$1.01	to	$0.92	$1,841	5.40%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	866	$1.03	to	$0.95	$824	0.05%	0.00%	to	0.90%	0.31%		to	(1.92	%)(9)
2013	7	$1.03	to	$1.03	$7	0.20%	0.00%	to	0.00%	1.19%		to	1.19%
2012	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	1.33	%(6)	to	1.33	%(6)

74	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Man Vol Conserv, Cl 2
2016	1,574	$1.03	to	$1.01	$1,601	—	0.00%	to	0.90%	3.06%		to	2.13%
2015	639	$1.00	to	$0.99	$633	—	0.00%	to	0.90%	(1.13%)		to	(2.03%)
2014	371	$1.01	to	$1.01	$374	—	0.00%	to	0.90%	0.67	%(9)	to	0.21	%(9)
Col VP Man Vol Conserv Gro, Cl 2
2016	4,651	$1.03	to	$1.00	$4,689	—	0.00%	to	0.90%	3.17%		to	2.24%
2015	3,300	$0.99	to	$0.98	$3,245	—	0.00%	to	0.90%	(1.83%)		to	(2.71%)
2014	2,519	$1.01	to	$1.01	$2,541	—	0.00%	to	0.90%	0.55	%(9)	to	0.10	%(9)
Col VP Man Vol Gro, Cl 2
2016	28,478	$1.01	to	$0.99	$28,387	—	0.00%	to	0.90%	3.37%		to	2.44%
2015	30,602	$0.98	to	$0.96	$29,671	—	0.00%	to	0.90%	(3.34%)		to	(4.21%)
2014	19,055	$1.01	to	$1.01	$19,222	—	0.00%	to	0.90%	0.34	%(9)	to	(0.11	%)(9)
Col VP Man Vol Mod Gro, Cl 2
2016	24,415	$1.02	to	$1.00	$24,563	—	0.00%	to	0.90%	3.42%		to	2.49%
2015	23,281	$0.99	to	$0.97	$22,774	—	0.00%	to	0.90%	(2.52%)		to	(3.40%)
2014	16,303	$1.01	to	$1.01	$16,469	—	0.00%	to	0.90%	0.57	%(9)	to	0.12	%(9)
Col VP Mid Cap Gro, Cl 3
2016	5,658	$1.51	to	$2.07	$14,078	—	0.30%	to	0.90%	1.86%		to	1.24%
2015	6,587	$1.49	to	$2.04	$15,978	—	0.30%	to	0.90%	5.18%		to	4.54%
2014	6,279	$1.41	to	$1.95	$14,453	—	0.30%	to	0.90%	6.96%		to	6.32%
2013	7,017	$1.32	to	$1.84	$14,814	—	0.30%	to	0.90%	30.64%		to	29.85%
2012	7,627	$1.01	to	$1.41	$12,126	—	0.30%	to	0.90%	2.57	%(7)	to	10.26%
Col VP Mid Cap Val, Cl 3
2016	6,498	$1.69	to	$2.10	$15,053	—	0.30%	to	0.90%	13.66%		to	12.98%
2015	6,935	$1.49	to	$1.86	$14,284	—	0.30%	to	0.90%	(5.24%)		to	(5.82%)
2014	7,434	$1.57	to	$1.97	$16,164	—	0.30%	to	0.90%	11.84%		to	11.16%
2013	7,154	$1.41	to	$1.78	$13,857	—	0.30%	to	0.90%	37.33%		to	36.50%
2012	6,577	$1.02	to	$1.30	$9,228	—	0.30%	to	0.90%	3.62	%(7)	to	17.39%
Col VP Select Intl Eq, Cl 3
2016	54,426	$1.14	to	$1.02	$63,844	1.50%	0.30%	to	0.90%	(6.38%)		to	(6.95%)
2015	60,010	$1.22	to	$1.10	$75,374	0.92%	0.30%	to	0.90%	4.72%		to	4.09%
2014	65,469	$1.17	to	$1.05	$77,832	1.77%	0.30%	to	0.90%	(8.83%)		to	(9.38%)
2013	72,951	$1.28	to	$1.16	$94,265	1.65%	0.30%	to	0.90%	21.79%		to	21.06%
2012	81,126	$1.05	to	$0.96	$85,682	1.56%	0.30%	to	0.90%	5.86	%(7)	to	16.64%
Col VP Select Lg Cap Val, Cl 3
2016	4,453	$1.77	to	$2.06	$10,717	—	0.30%	to	0.90%	19.46%		to	18.74%
2015	4,990	$1.48	to	$1.74	$10,115	—	0.30%	to	0.90%	(5.31%)		to	(5.88%)
2014	6,746	$1.56	to	$1.85	$14,474	—	0.30%	to	0.90%	11.05%		to	10.38%
2013	5,992	$1.41	to	$1.67	$11,397	—	0.30%	to	0.90%	37.38%		to	36.55%
2012	3,259	$1.02	to	$1.22	$4,432	—	0.30%	to	0.90%	3.13	%(7)	to	17.41%
Col VP Select Sm Cap Val, Cl 3
2016	5,874	$1.78	to	$2.67	$17,690	—	0.30%	to	0.90%	13.49%		to	12.81%
2015	6,354	$1.57	to	$2.37	$16,916	—	0.30%	to	0.90%	(3.52%)		to	(4.10%)
2014	7,369	$1.63	to	$2.47	$20,178	—	0.30%	to	0.90%	5.66%		to	5.02%
2013	7,591	$1.54	to	$2.35	$19,599	—	0.30%	to	0.90%	47.95%		to	47.05%
2012	7,585	$1.04	to	$1.60	$13,193	—	0.30%	to	0.90%	5.93	%(7)	to	16.70%
Col VP US Govt Mtge, Cl 3
2016	19,608	$1.07	to	$1.40	$24,105	2.81%	0.30%	to	0.90%	2.28%		to	1.66%
2015	20,296	$1.04	to	$1.37	$24,564	2.85%	0.30%	to	0.90%	0.92%		to	0.30%
2014	22,311	$1.03	to	$1.37	$27,256	1.76%	0.30%	to	0.90%	5.47%		to	4.83%
2013	24,967	$0.98	to	$1.31	$29,657	0.63%	0.30%	to	0.90%	(2.25%)		to	(2.84%)
2012	28,888	$1.00	to	$1.34	$36,192	0.92%	0.30%	to	0.90%	0.24	%(7)	to	0.70%
CS Commodity Return
2016	10,897	$0.60	to	$0.51	$6,640	—	0.30%	to	0.90%	11.69%		to	11.02%
2015	11,700	$0.54	to	$0.46	$6,453	—	0.30%	to	0.90%	(25.32%)		to	(25.77%)
2014	12,204	$0.72	to	$0.62	$8,892	—	0.30%	to	0.90%	(17.26%)		to	(17.76%)
2013	13,038	$0.87	to	$0.75	$11,298	—	0.30%	to	0.90%	(10.54%)		to	(11.08%)
2012	13,912	$0.97	to	$0.85	$13,294	—	0.30%	to	0.90%	(0.90	%)(7)	to	(2.98%)

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	75

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Deutsche Alt Asset Alloc VIP, Cl B
2016	1,345	$1.05	to	$0.94	$1,310	1.88%	0.00%	to	0.90%	4.99%		to	4.05%
2015	1,157	$1.00	to	$0.91	$1,079	2.57%	0.00%	to	0.90%	(6.54%)		to	(7.38%)
2014	884	$1.07	to	$0.98	$891	0.84%	0.00%	to	0.90%	3.24%		to	(2.90	%)(9)
2013	163	$1.04	to	$1.04	$169	0.35%	0.00%	to	0.00%	0.75%		to	0.75%
2012	3	$1.03	to	$1.03	$3	—	0.00%	to	0.00%	1.54	%(6)	to	1.54	%(6)
ET VT Floating-Rate Inc, Init Cl
2016	15,959	$1.12	to	$1.29	$23,522	3.49%	0.30%	to	0.90%	8.62%		to	7.97%
2015	17,114	$1.03	to	$1.19	$23,250	3.34%	0.30%	to	0.90%	(1.29%)		to	(1.88%)
2014	19,660	$1.04	to	$1.22	$27,075	3.14%	0.30%	to	0.90%	0.27%		to	(0.33%)
2013	26,662	$1.04	to	$1.22	$36,214	3.48%	0.30%	to	0.90%	3.54%		to	2.92%
2012	18,993	$1.01	to	$1.19	$24,634	4.19%	0.30%	to	0.90%	0.61	%(7)	to	6.36%
Fid VIP Contrafund, Serv Cl 2
2016	42,055	$1.62	to	$1.62	$85,135	0.61%	0.00%	to	0.90%	7.73%		to	6.77%
2015	46,978	$1.50	to	$1.51	$89,137	0.80%	0.00%	to	0.90%	0.42%		to	(0.48%)
2014	49,980	$1.49	to	$1.52	$93,257	0.74%	0.00%	to	0.90%	11.65%		to	10.65%
2013	52,984	$1.34	to	$1.38	$86,987	0.83%	0.00%	to	0.90%	30.95%		to	29.78%
2012	58,532	$1.02	to	$1.06	$72,573	1.13%	0.00%	to	0.90%	(0.02	%)(6)	to	15.10%
Fid VIP Gro & Inc, Serv Cl 2
2016	17,750	$1.64	to	$2.33	$31,412	1.57%	0.30%	to	0.90%	15.46%		to	14.77%
2015	19,139	$1.42	to	$2.03	$29,522	1.87%	0.30%	to	0.90%	(2.83%)		to	(3.41%)
2014	19,196	$1.46	to	$2.10	$32,466	1.54%	0.30%	to	0.90%	9.90%		to	9.24%
2013	18,470	$1.33	to	$1.92	$31,997	1.67%	0.30%	to	0.90%	32.85%		to	32.06%
2012	17,499	$1.00	to	$1.46	$25,464	2.04%	0.30%	to	0.90%	1.28	%(7)	to	17.19%
Fid VIP Mid Cap, Serv Cl 2
2016	36,228	$1.65	to	$3.49	$73,255	0.32%	0.00%	to	0.90%	11.92%		to	10.92%
2015	38,232	$1.48	to	$3.15	$70,263	0.25%	0.00%	to	0.90%	(1.63%)		to	(2.51%)
2014	36,082	$1.50	to	$3.23	$76,919	0.02%	0.00%	to	0.90%	6.03%		to	5.08%
2013	31,136	$1.42	to	$3.07	$78,567	0.28%	0.00%	to	0.90%	35.87%		to	34.65%
2012	27,440	$1.04	to	$2.28	$62,499	0.39%	0.00%	to	0.90%	1.19	%(6)	to	13.53%
Fid VIP Overseas, Serv Cl 2
2016	9,499	$1.21	to	$1.66	$12,771	1.23%	0.30%	to	0.90%	(5.55%)		to	(6.11%)
2015	10,116	$1.28	to	$1.77	$14,579	1.14%	0.30%	to	0.90%	2.99%		to	2.37%
2014	9,888	$1.25	to	$1.73	$14,573	1.11%	0.30%	to	0.90%	(8.57%)		to	(9.12%)
2013	8,952	$1.36	to	$1.91	$15,932	1.15%	0.30%	to	0.90%	29.78%		to	29.00%
2012	8,372	$1.05	to	$1.48	$12,364	1.73%	0.30%	to	0.90%	5.49	%(7)	to	19.30%
Frank Global Real Est, Cl 2
2016	20,874	$1.23	to	$2.54	$46,447	1.20%	0.30%	to	0.90%	0.24%		to	(0.36%)
2015	21,919	$1.23	to	$2.55	$49,206	3.22%	0.30%	to	0.90%	0.27%		to	(0.33%)
2014	22,859	$1.23	to	$2.56	$53,028	0.45%	0.30%	to	0.90%	14.67%		to	13.98%
2013	22,748	$1.07	to	$2.24	$48,010	4.54%	0.30%	to	0.90%	2.01%		to	1.40%
2012	23,244	$1.05	to	$2.21	$49,524	—	0.30%	to	0.90%	4.34	%(7)	to	26.27%
Frank Inc, Cl 2
2016	3,209	$1.17	to	$1.00	$3,276	4.91%	0.00%	to	0.90%	14.02%		to	13.00%
2015	3,020	$1.02	to	$0.88	$2,713	4.98%	0.00%	to	0.90%	(7.05%)		to	(7.89%)
2014	2,738	$1.10	to	$0.96	$2,663	0.69%	0.00%	to	0.90%	4.62%		to	(5.08	%)(9)
2013	4	$1.05	to	$1.05	$4	—	0.00%	to	0.00%	2.68	%(8)	to	2.68	%(8)
Frank Mutual Shares, Cl 2
2016	9,712	$1.56	to	$2.10	$20,875	1.98%	0.00%	to	0.90%	16.06%		to	15.02%
2015	10,835	$1.35	to	$1.83	$20,189	3.09%	0.00%	to	0.90%	(4.94%)		to	(5.79%)
2014	11,305	$1.42	to	$1.94	$22,430	2.00%	0.00%	to	0.90%	7.12%		to	6.16%
2013	12,025	$1.32	to	$1.83	$22,395	2.08%	0.00%	to	0.90%	28.26%		to	27.11%
2012	12,747	$1.03	to	$1.44	$18,632	2.04%	0.00%	to	0.90%	1.41	%(6)	to	13.22%
Frank Sm Cap Val, Cl 2
2016	12,266	$1.86	to	$4.30	$40,529	0.81%	0.00%	to	0.90%	30.19%		to	29.02%
2015	12,474	$1.43	to	$3.34	$32,367	0.63%	0.00%	to	0.90%	(7.39%)		to	(8.22%)
2014	12,986	$1.54	to	$3.63	$38,946	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	12,729	$1.53	to	$3.65	$41,217	1.30%	0.00%	to	0.90%	36.24%		to	35.02%
2012	13,285	$1.12	to	$2.70	$33,052	0.78%	0.00%	to	0.90%	6.48	%(6)	to	17.32%

76	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Temp Global Bond, Cl 2
2016	2,999	$1.02	to	$0.95	$2,899	—	0.00%	to	0.90%	2.94%		to	2.02%
2015	3,043	$0.99	to	$0.94	$2,876	7.47%	0.00%	to	0.90%	(4.30%)		to	(5.16%)
2014	1,474	$1.04	to	$0.99	$1,464	1.57%	0.00%	to	0.90%	1.83%		to	(1.76	%)(9)
2013	2	$1.02	to	$1.02	$2	—	0.00%	to	0.00%	0.38	%(8)	to	0.38	%(8)
GS VIT Mid Cap Val, Inst
2016	28,414	$1.57	to	$4.38	$89,356	1.34%	0.30%	to	0.90%	13.19%		to	12.52%
2015	32,228	$1.39	to	$3.90	$90,612	0.39%	0.30%	to	0.90%	(9.36%)		to	(9.90%)
2014	33,501	$1.53	to	$4.33	$110,264	1.01%	0.30%	to	0.90%	13.23%		to	12.55%
2013	33,561	$1.35	to	$3.84	$104,622	0.84%	0.30%	to	0.90%	32.50%		to	31.70%
2012	34,956	$1.02	to	$2.92	$86,843	1.15%	0.30%	to	0.90%	3.26	%(7)	to	17.40%
GS VIT Multi-Strategy Alt, Advisor
2016	1,036	$0.93	to	$0.91	$945	0.82%	0.00%	to	0.90%	0.27%		to	(0.62%)
2015	715	$0.92	to	$0.91	$655	3.26%	0.00%	to	0.90%	(4.89%)		to	(5.74%)
2014	245	$0.97	to	$0.97	$238	3.97%	0.00%	to	0.90%	(2.82	%)(9)	to	(3.26	%)(9)
GS VIT U.S. Eq Insights, Inst
2016	19,039	$1.76	to	$1.73	$43,369	1.32%	0.30%	to	0.90%	10.40%		to	9.74%
2015	20,819	$1.59	to	$1.57	$42,921	1.34%	0.30%	to	0.90%	(0.31%)		to	(0.91%)
2014	23,319	$1.60	to	$1.59	$46,469	1.46%	0.30%	to	0.90%	16.02%		to	15.32%
2013	24,171	$1.38	to	$1.38	$40,041	1.15%	0.30%	to	0.90%	37.11%		to	36.29%
2012	26,650	$1.00	to	$1.01	$31,535	1.77%	0.30%	to	0.90%	1.53	%(7)	to	13.43%
Invesco VI Am Fran, Ser II
2016	6,046	$1.62	to	$1.51	$9,310	—	0.30%	to	0.90%	1.71%		to	1.11%
2015	6,514	$1.59	to	$1.49	$9,886	—	0.30%	to	0.90%	4.44%		to	3.81%
2014	7,031	$1.53	to	$1.44	$10,199	—	0.30%	to	0.90%	7.84%		to	7.20%
2013	7,041	$1.42	to	$1.34	$9,464	0.25%	0.30%	to	0.90%	39.38%		to	38.54%
2012	7,392	$1.02	to	$0.97	$7,150	—	0.30%	to	0.90%	2.34	%(7)	to	(3.28	%)(5)
Invesco VI Bal Risk Alloc, Ser II
2016	4,342	$1.13	to	$1.05	$4,605	0.21%	0.00%	to	0.90%	11.51%		to	10.52%
2015	2,494	$1.01	to	$0.95	$2,385	4.68%	0.00%	to	0.90%	(4.40%)		to	(5.26%)
2014	1,223	$1.06	to	$1.00	$1,231	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(9)
2013	1	$1.00	to	$1.00	$1	—	0.00%	to	0.00%	(0.81	%)(8)	to	(0.81	%)(8)
Invesco VI Comstock, Ser II
2016	4,393	$1.63	to	$1.52	$8,878	1.26%	0.30%	to	0.90%	16.64%		to	15.94%
2015	5,513	$1.39	to	$1.31	$9,628	1.66%	0.30%	to	0.90%	(6.47%)		to	(7.03%)
2014	6,341	$1.49	to	$1.41	$11,366	1.13%	0.30%	to	0.90%	8.77%		to	8.12%
2013	5,558	$1.37	to	$1.30	$8,963	1.56%	0.30%	to	0.90%	35.24%		to	34.44%
2012	4,744	$1.01	to	$0.97	$5,475	1.47%	0.30%	to	0.90%	2.19	%(7)	to	17.85%
Invesco VI Div Divd, Ser I
2016	12,201	$1.72	to	$1.80	$22,220	1.49%	0.30%	to	0.90%	14.47%		to	13.79%
2015	7,157	$1.51	to	$1.59	$11,424	1.69%	0.30%	to	0.90%	1.76%		to	1.15%
2014	6,484	$1.48	to	$1.57	$10,205	1.79%	0.30%	to	0.90%	12.49%		to	11.82%
2013	6,183	$1.32	to	$1.40	$8,690	2.45%	0.30%	to	0.90%	30.64%		to	29.86%
2012	5,252	$1.01	to	$1.08	$5,681	2.22%	0.30%	to	0.90%	1.57	%(7)	to	17.66%
Invesco VI Intl Gro, Ser II
2016	16,524	$1.17	to	$1.06	$23,731	1.20%	0.30%	to	0.90%	(0.99%)		to	(1.58%)
2015	16,532	$1.18	to	$1.08	$24,088	1.29%	0.30%	to	0.90%	(2.91%)		to	(3.49%)
2014	16,739	$1.22	to	$1.12	$24,697	1.45%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	14,387	$1.22	to	$1.13	$21,364	1.06%	0.30%	to	0.90%	18.36%		to	17.65%
2012	14,623	$1.03	to	$0.96	$18,032	1.32%	0.30%	to	0.90%	4.05	%(7)	to	14.22%
Invesco VI Mid Cap Gro, Ser I
2016	6,846	$1.52	to	$1.42	$9,908	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2015	5,135	$1.51	to	$1.42	$7,407	—	0.30%	to	0.90%	0.90%		to	0.30%
2014	5,283	$1.50	to	$1.42	$7,568	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	5,522	$1.39	to	$1.33	$7,359	0.41%	0.30%	to	0.90%	36.60%		to	35.79%
2012	5,838	$1.02	to	$0.98	$5,712	—	0.30%	to	0.90%	3.11	%(7)	to	(2.32	%)(5)

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	77

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Tech, Ser I
2016	3,553	$1.50	to	$1.85	$7,689	—	0.30%	to	0.90%	(1.05%)		to	(1.64%)
2015	4,676	$1.51	to	$1.88	$10,010	—	0.30%	to	0.90%	6.49%		to	5.86%
2014	4,002	$1.42	to	$1.77	$8,185	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	3,648	$1.28	to	$1.61	$6,620	—	0.30%	to	0.90%	24.77%		to	24.02%
2012	3,634	$1.03	to	$1.30	$5,190	—	0.30%	to	0.90%	4.41	%(7)	to	10.28%
Ivy VIP Asset Strategy
2016	2,419	$0.92	to	$0.84	$2,091	0.55%	0.00%	to	0.90%	(2.57%)		to	(3.44%)
2015	3,335	$0.95	to	$0.87	$2,956	0.36%	0.00%	to	0.90%	(8.35%)		to	(9.17%)
2014	1,808	$1.03	to	$0.96	$1,768	0.14%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(9)
2013	2	$1.09	to	$1.09	$2	—	0.00%	to	0.00%	4.56	%(8)	to	4.56	%(8)
Janus Aspen Global Tech, Serv
2016	8,959	$1.79	to	$1.04	$16,410	0.09%	0.30%	to	0.90%	13.51%		to	12.83%
2015	9,428	$1.58	to	$0.92	$15,266	—	0.30%	to	0.90%	4.33%		to	3.71%
2014	9,233	$1.52	to	$0.89	$14,011	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	9,857	$1.39	to	$0.82	$13,148	—	0.30%	to	0.90%	34.98%		to	34.18%
2012	10,992	$1.03	to	$0.61	$10,291	—	0.30%	to	0.90%	4.53	%(7)	to	18.08%
Janus Aspen Res, Serv
2016	5,161	$1.58	to	$1.55	$9,728	0.38%	0.00%	to	0.90%	0.27%		to	(0.63%)
2015	5,636	$1.57	to	$1.55	$10,592	0.45%	0.00%	to	0.90%	5.07%		to	4.13%
2014	5,721	$1.50	to	$1.49	$10,033	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	6,166	$1.33	to	$1.34	$9,402	0.66%	0.00%	to	0.90%	30.00%		to	28.83%
2012	7,021	$1.02	to	$1.04	$8,140	0.44%	0.00%	to	0.90%	0.51	%(6)	to	17.22%
Janus Aspen Overseas, Serv
2016	24,229	$0.91	to	$1.14	$31,600	4.69%	0.30%	to	0.90%	(6.99%)		to	(7.54%)
2015	26,524	$0.98	to	$1.23	$37,183	0.50%	0.30%	to	0.90%	(9.08%)		to	(9.62%)
2014	29,545	$1.08	to	$1.36	$45,486	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	32,612	$1.23	to	$1.56	$57,153	3.04%	0.30%	to	0.90%	13.94%		to	13.26%
2012	38,990	$1.08	to	$1.38	$59,610	0.60%	0.30%	to	0.90%	8.78	%(7)	to	12.16%
Lazard Ret Global Dyn MA, Serv
2016	1,587	$1.13	to	$1.00	$1,614	0.21%	0.00%	to	0.90%	3.30%		to	2.38%
2015	2,095	$1.09	to	$0.98	$2,072	—	0.00%	to	0.90%	(0.44%)		to	(1.34%)
2014	753	$1.10	to	$0.99	$754	1.52%	0.00%	to	0.90%	2.70%		to	(1.84	%)(9)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(8)	to	4.16	%(8)
MFS Mass Inv Gro Stock, Serv Cl
2016	29,260	$1.04	to	$1.02	$30,145	0.38%	0.30%	to	0.90%	5.53%		to	4.89%
2015	31,277	$0.98	to	$0.98	$30,623	0.60%	0.30%	to	0.90%	(1.85	%)(10)	to	(2.30	%)(10)
MFS New Dis, Serv Cl
2016	7,476	$1.39	to	$1.87	$19,951	—	0.30%	to	0.90%	8.47%		to	7.83%
2015	8,493	$1.28	to	$1.74	$20,555	—	0.30%	to	0.90%	(2.44%)		to	(3.02%)
2014	9,611	$1.31	to	$1.79	$23,574	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	11,566	$1.42	to	$1.95	$29,785	—	0.30%	to	0.90%	40.79%		to	39.95%
2012	12,669	$1.01	to	$1.40	$22,216	—	0.30%	to	0.90%	3.25	%(7)	to	19.81%
MFS Utilities, Serv Cl
2016	8,643	$1.35	to	$3.88	$22,773	3.68%	0.00%	to	0.90%	11.23%		to	10.24%
2015	9,246	$1.21	to	$3.52	$22,085	3.86%	0.00%	to	0.90%	(14.76%)		to	(15.52%)
2014	10,461	$1.42	to	$4.17	$31,864	1.97%	0.00%	to	0.90%	12.47%		to	11.46%
2013	9,304	$1.26	to	$3.74	$27,739	2.13%	0.00%	to	0.90%	20.21%		to	19.14%
2012	9,224	$1.05	to	$3.14	$24,689	6.30%	0.00%	to	0.90%	2.59	%(6)	to	12.20%
MS VIF Global Real Est, Cl II
2016	6,975	$1.23	to	$1.07	$10,236	1.35%	0.30%	to	0.90%	2.81%		to	2.20%
2015	8,384	$1.20	to	$1.05	$11,927	2.23%	0.30%	to	0.90%	(1.71%)		to	(2.30%)
2014	9,158	$1.22	to	$1.07	$12,810	0.74%	0.30%	to	0.90%	13.51%		to	12.83%
2013	9,391	$1.08	to	$0.95	$11,297	3.67%	0.30%	to	0.90%	2.33%		to	1.71%
2012	9,566	$1.05	to	$0.93	$10,997	0.54%	0.30%	to	0.90%	4.83	%(7)	to	28.78%

78	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Mid Cap Gro, Cl II
2016	3,387	$1.26	to	$1.34	$5,490	—	0.00%	to	0.90%	(8.84%)		to	(9.66%)
2015	3,874	$1.38	to	$1.48	$6,997	—	0.00%	to	0.90%	(5.99%)		to	(6.83%)
2014	4,867	$1.46	to	$1.59	$9,328	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	4,743	$1.44	to	$1.58	$8,929	0.24%	0.00%	to	0.90%	37.48%		to	36.25%
2012	5,694	$1.05	to	$1.16	$7,767	—	0.00%	to	0.90%	0.57	%(6)	to	7.51%
NB AMT US Eq Index PW Strat, Cl S
2016	433	$0.93	to	$0.91	$398	—	0.00%	to	0.90%	(0.64%)		to	(1.54%)
2015	514	$0.94	to	$0.93	$478	—	0.00%	to	0.90%	(5.06%)		to	(5.91%)
2014	228	$0.99	to	$0.99	$225	—	0.00%	to	0.90%	(1.19	%)(9)	to	(1.64	%)(9)
Oppen Global VA, Serv
2016	7,751	$1.48	to	$1.74	$14,759	0.78%	0.00%	to	0.90%	(0.16%)		to	(1.05%)
2015	8,417	$1.48	to	$1.76	$16,293	1.08%	0.00%	to	0.90%	3.67%		to	2.74%
2014	7,406	$1.43	to	$1.71	$13,900	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	6,710	$1.40	to	$1.70	$12,391	1.12%	0.00%	to	0.90%	26.99%		to	25.85%
2012	5,222	$1.10	to	$1.35	$7,555	1.95%	0.00%	to	0.90%	7.07	%(6)	to	19.86%
Oppen Global Strategic Inc VA, Srv
2016	27,639	$1.07	to	$1.49	$41,543	4.62%	0.00%	to	0.90%	6.26%		to	5.31%
2015	32,055	$1.01	to	$1.42	$45,707	5.48%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	35,155	$1.04	to	$1.46	$51,960	3.87%	0.00%	to	0.90%	2.49%		to	1.57%
2013	37,230	$1.01	to	$1.44	$54,362	4.78%	0.00%	to	0.90%	0.00	%(8)	to	(1.26%)
2012	42,610	$1.02	to	$1.46	$63,129	5.63%	0.30%	to	0.90%	1.71	%(7)	to	12.13%
Oppen Main St Sm Cap VA, Serv
2016	7,409	$1.82	to	$2.25	$18,842	0.25%	0.00%	to	0.90%	17.67%		to	16.62%
2015	6,894	$1.55	to	$1.93	$15,265	0.64%	0.00%	to	0.90%	(6.09%)		to	(6.94%)
2014	6,209	$1.65	to	$2.08	$14,648	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	5,792	$1.47	to	$1.88	$11,940	0.69%	0.00%	to	0.90%	40.62%		to	39.36%
2012	4,577	$1.05	to	$1.35	$6,639	0.33%	0.00%	to	0.90%	1.22	%(6)	to	16.61%
PIMCO VIT All Asset, Advisor Cl
2016	11,365	$1.07	to	$1.35	$16,502	2.46%	0.00%	to	0.90%	12.91%		to	11.90%
2015	13,719	$0.95	to	$1.21	$17,569	2.95%	0.00%	to	0.90%	(9.19%)		to	(10.00%)
2014	18,730	$1.04	to	$1.34	$26,696	4.86%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	23,218	$1.04	to	$1.35	$33,313	4.33%	0.00%	to	0.90%	0.11%		to	(0.79%)
2012	26,343	$1.04	to	$1.36	$38,027	5.12%	0.00%	to	0.90%	1.87	%(6)	to	13.78%
PIMCO VIT Tot Return, Advisor Cl
2016	2,097	$1.07	to	$1.03	$2,172	1.98%	0.00%	to	0.90%	2.58%		to	1.66%
2015	1,219	$1.04	to	$1.01	$1,240	5.65%	0.00%	to	0.90%	0.01%		to	(0.89%)
2014	384	$1.04	to	$1.02	$394	4.55%	0.00%	to	0.90%	4.53%		to	0.91	%(9)
2013	10	$1.00	to	$1.00	$12	5.28%	0.00%	to	0.00%	(0.59	%)(8)	to	(0.59	%)(8)
Put VT Global Hlth Care, Cl IB
2016	7,099	$1.72	to	$2.49	$17,596	—	0.30%	to	0.90%	(11.62%)		to	(12.14%)
2015	9,324	$1.94	to	$2.83	$26,289	6.84%	0.30%	to	0.90%	7.46%		to	6.82%
2014	6,178	$1.81	to	$2.65	$16,425	8.60%	0.30%	to	0.90%	27.26%		to	26.50%
2013	4,518	$1.42	to	$2.10	$9,547	0.90%	0.30%	to	0.90%	41.24%		to	40.39%
2012	2,842	$1.00	to	$1.49	$4,269	1.26%	0.30%	to	0.90%	1.44	%(7)	to	21.17%
Put VT Intl Eq, Cl IB
2016	2,908	$1.21	to	$1.51	$4,631	3.35%	0.30%	to	0.90%	(2.75%)		to	(3.33%)
2015	2,896	$1.24	to	$1.56	$4,771	1.10%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
2014	2,429	$1.24	to	$1.57	$4,007	0.88%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	2,015	$1.34	to	$1.70	$3,551	1.41%	0.30%	to	0.90%	27.69%		to	26.92%
2012	1,868	$1.05	to	$1.34	$2,518	2.17%	0.30%	to	0.90%	5.54	%(7)	to	20.82%
Put VT Multi-Cap Gro, Cl IB
2016	907	$1.68	to	$1.98	$1,759	1.50%	0.30%	to	0.90%	7.47%		to	6.82%
2015	4,260	$1.56	to	$1.85	$7,971	1.67%	0.30%	to	0.90%	(0.59%)		to	(1.18%)
2014	4,347	$1.57	to	$1.87	$8,250	0.32%	0.30%	to	0.90%	13.15%		to	12.47%
2013	4,473	$1.39	to	$1.66	$7,529	0.50%	0.30%	to	0.90%	36.03%		to	35.22%
2012	4,647	$1.02	to	$1.23	$5,764	0.24%	0.30%	to	0.90%	3.17	%(7)	to	15.71%

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	79

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VanEck VIP Global Gold, Cl S
2016	3,063	$0.91	to	$0.84	$2,595	0.23%	0.00%	to	0.90%	47.94%		to	46.62%
2015	1,044	$0.61	to	$0.57	$603	—	0.00%	to	0.90%	(24.16%)		to	(24.84%)
2014	449	$0.81	to	$0.76	$344	0.02%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(9)
2013	3	$0.86	to	$0.86	$3	—	0.00%	to	0.00%	(13.73	%)(8)	to	(13.73	%)(8)
VP Aggr, Cl 2
2016	126,807	$1.39	to	$1.57	$193,614	—	0.00%	to	0.90%	5.91%		to	4.96%
2015	124,746	$1.31	to	$1.49	$181,784	—	0.00%	to	0.90%	(0.76%)		to	(1.65%)
2014	109,301	$1.32	to	$1.52	$162,903	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	90,121	$1.25	to	$1.45	$129,640	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	62,709	$1.04	to	$1.21	$76,361	—	0.00%	to	0.90%	1.55	%(6)	to	12.68%
VP Aggr, Cl 4
2016	205,807	$1.35	to	$1.57	$322,620	—	0.30%	to	0.90%	5.65%		to	5.02%
2015	222,489	$1.27	to	$1.50	$331,221	—	0.30%	to	0.90%	(1.05%)		to	(1.65%)
2014	228,769	$1.29	to	$1.52	$347,035	—	0.30%	to	0.90%	5.21%		to	4.57%
2013	230,663	$1.22	to	$1.45	$335,427	—	0.30%	to	0.90%	20.35%		to	19.62%
2012	209,766	$1.02	to	$1.22	$255,690	—	0.30%	to	0.90%	2.50	%(7)	to	12.66%
VP BR Gl Infl Prot Sec, Cl 3
2016	8,297	$1.10	to	$1.42	$11,487	—	0.30%	to	0.90%	8.18%		to	7.52%
2015	8,421	$1.02	to	$1.32	$10,811	37.07%	0.30%	to	0.90%	(1.78%)		to	(2.38%)
2014	9,366	$1.03	to	$1.35	$12,390	—	0.30%	to	0.90%	8.27%		to	7.61%
2013	11,128	$0.95	to	$1.26	$13,746	—	0.30%	to	0.90%	(5.76%)		to	(6.33%)
2012	15,109	$1.01	to	$1.34	$19,996	4.35%	0.30%	to	0.90%	1.44	%(7)	to	4.66%
VP Conserv, Cl 2
2016	13,191	$1.13	to	$1.22	$16,100	—	0.00%	to	0.90%	3.44%		to	2.51%
2015	12,778	$1.09	to	$1.19	$15,157	—	0.00%	to	0.90%	(0.16%)		to	(1.06%)
2014	13,325	$1.09	to	$1.20	$15,980	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	15,876	$1.05	to	$1.16	$18,443	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	23,433	$1.02	to	$1.14	$26,668	—	0.00%	to	0.90%	1.22	%(6)	to	6.30%
VP Conserv, Cl 4
2016	19,023	$1.10	to	$1.22	$23,326	—	0.30%	to	0.90%	3.13%		to	2.51%
2015	18,600	$1.07	to	$1.19	$22,196	—	0.30%	to	0.90%	(0.46%)		to	(1.06%)
2014	19,601	$1.08	to	$1.20	$23,599	—	0.30%	to	0.90%	4.02%		to	3.39%
2013	28,683	$1.03	to	$1.16	$33,484	—	0.30%	to	0.90%	2.79%		to	2.16%
2012	49,987	$1.01	to	$1.14	$57,008	—	0.30%	to	0.90%	0.82	%(7)	to	6.30%
VP MFS Blended Res Core Eq, Cl 3
2016	3,187	$1.55	to	$1.36	$5,620	—	0.30%	to	0.90%	9.36%		to	8.70%
2015	3,492	$1.42	to	$1.25	$5,641	—	0.30%	to	0.90%	0.16%		to	(0.45%)
2014	3,619	$1.41	to	$1.26	$5,695	—	0.30%	to	0.90%	11.42%		to	10.75%
2013	4,117	$1.27	to	$1.13	$5,650	—	0.30%	to	0.90%	28.02%		to	27.24%
2012	3,922	$0.99	to	$0.89	$3,983	—	0.30%	to	0.90%	(0.14	%)(7)	to	9.68%
VP Mod, Cl 2
2016	241,303	$1.25	to	$1.40	$336,097	—	0.00%	to	0.90%	4.63%		to	3.70%
2015	242,400	$1.20	to	$1.35	$325,206	—	0.00%	to	0.90%	(0.56%)		to	(1.45%)
2014	244,922	$1.20	to	$1.37	$333,959	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	232,254	$1.15	to	$1.32	$305,001	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	210,976	$1.03	to	$1.19	$252,677	—	0.00%	to	0.90%	1.49	%(6)	to	9.87%
VP Mod, Cl 4
2016	438,780	$1.22	to	$1.40	$618,470	—	0.30%	to	0.90%	4.32%		to	3.69%
2015	477,669	$1.17	to	$1.35	$647,973	—	0.30%	to	0.90%	(0.85%)		to	(1.45%)
2014	511,919	$1.18	to	$1.37	$704,386	—	0.30%	to	0.90%	4.75%		to	4.11%
2013	553,534	$1.12	to	$1.32	$732,336	—	0.30%	to	0.90%	11.10%		to	10.42%
2012	589,697	$1.01	to	$1.20	$707,076	—	0.30%	to	0.90%	1.70	%(7)	to	9.86%
VP Mod Aggr, Cl 2
2016	342,835	$1.32	to	$1.49	$496,512	—	0.00%	to	0.90%	5.27%		to	4.32%
2015	337,001	$1.25	to	$1.42	$468,274	—	0.00%	to	0.90%	(0.73%)		to	(1.62%)
2014	312,747	$1.26	to	$1.45	$443,762	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	273,392	$1.20	to	$1.39	$376,028	—	0.00%	to	0.90%	16.07%		to	15.03%
2012	202,457	$1.03	to	$1.21	$244,952	—	0.00%	to	0.90%	1.48	%(6)	to	11.23%

80	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 4
2016	691,922	$1.28	to	$1.49	$1,027,371	—	0.30%	to	0.90%	4.95%		to	4.32%
2015	748,667	$1.22	to	$1.43	$1,063,929	—	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2014	775,219	$1.23	to	$1.45	$1,122,895	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	797,385	$1.17	to	$1.39	$1,110,942	—	0.30%	to	0.90%	15.70%		to	15.00%
2012	797,347	$1.01	to	$1.21	$967,114	—	0.30%	to	0.90%	2.09	%(7)	to	11.20%
VP Mod Conserv, Cl 2
2016	46,631	$1.19	to	$1.31	$61,117	—	0.00%	to	0.90%	3.97%		to	3.03%
2015	39,242	$1.14	to	$1.27	$50,023	—	0.00%	to	0.90%	(0.22%)		to	(1.12%)
2014	43,585	$1.15	to	$1.28	$56,080	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	51,404	$1.09	to	$1.24	$63,634	—	0.00%	to	0.90%	7.13%		to	6.16%
2012	56,776	$1.02	to	$1.16	$66,316	—	0.00%	to	0.90%	1.27	%(6)	to	7.77%
VP Mod Conserv, Cl 4
2016	65,124	$1.16	to	$1.31	$85,866	—	0.30%	to	0.90%	3.73%		to	3.10%
2015	60,936	$1.12	to	$1.27	$77,811	—	0.30%	to	0.90%	(0.59%)		to	(1.20%)
2014	73,245	$1.13	to	$1.29	$94,575	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	91,216	$1.08	to	$1.24	$113,393	—	0.30%	to	0.90%	6.79%		to	6.14%
2012	124,926	$1.01	to	$1.17	$146,277	—	0.30%	to	0.90%	1.22	%(7)	to	7.84%
VP Multi-Mgr Div Inc, Cl 2
2016	474	$1.07	to	$1.05	$499	3.59%	0.00%	to	0.90%	8.52%		to	7.54%
2015	200	$0.99	to	$0.97	$195	3.57%	0.00%	to	0.90%	(0.92%)		to	(1.81%)
2014	85	$0.99	to	$0.99	$85	1.08%	0.00%	to	0.90%	(0.66	%)(9)	to	(1.12	%)(9)
VP Multi-Mgr Int Rate Adapt, Cl 2
2016	585	$1.04	to	$1.01	$598	2.82%	0.00%	to	0.90%	5.88%		to	4.92%
2015	523	$0.98	to	$0.97	$508	3.68%	0.00%	to	0.90%	(1.48%)		to	(2.37%)
2014	198	$1.00	to	$0.99	$196	2.10%	0.00%	to	0.90%	(0.55	%)(9)	to	(1.02	%)(9)
VP Ptnrs Sm Cap Val, Cl 3
2016	5,873	$1.60	to	$2.81	$15,548	—	0.30%	to	0.90%	25.16%		to	24.41%
2015	6,411	$1.28	to	$2.26	$13,540	—	0.30%	to	0.90%	(9.62%)		to	(10.17%)
2014	6,919	$1.41	to	$2.52	$16,605	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	7,409	$1.39	to	$2.49	$17,951	—	0.30%	to	0.90%	34.40%		to	33.59%
2012	8,282	$1.03	to	$1.86	$15,519	—	0.30%	to	0.90%	4.56	%(7)	to	12.49%
VP Vty Sycamore Estb Val, Cl 3
2016	4,969	$1.84	to	$2.33	$13,505	—	0.30%	to	0.90%	20.28%		to	19.55%
2015	2,511	$1.53	to	$1.95	$5,667	—	0.30%	to	0.90%	(0.14%)		to	(0.74%)
2014	1,587	$1.53	to	$1.97	$3,649	—	0.30%	to	0.90%	11.69%		to	11.02%
2013	1,505	$1.37	to	$1.77	$3,025	—	0.30%	to	0.90%	35.46%		to	34.65%
2012	1,180	$1.01	to	$1.32	$1,713	—	0.30%	to	0.90%	2.21	%(7)	to	15.96%
Wanger Intl
2016	37,288	$1.17	to	$2.00	$76,959	1.16%	0.30%	to	0.90%	(1.70%)		to	(2.29%)
2015	40,569	$1.19	to	$2.05	$85,635	1.44%	0.30%	to	0.90%	(0.20%)		to	(0.80%)
2014	42,699	$1.19	to	$2.06	$91,115	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	44,370	$1.25	to	$2.18	$100,704	2.62%	0.30%	to	0.90%	22.00%		to	21.27%
2012	45,976	$1.03	to	$1.80	$86,186	1.20%	0.30%	to	0.90%	3.50	%(7)	to	20.47%
Wanger USA
2016	31,191	$1.63	to	$3.53	$97,613	—	0.30%	to	0.90%	13.35%		to	12.67%
2015	33,872	$1.44	to	$3.13	$94,274	—	0.30%	to	0.90%	(0.90%)		to	(1.50%)
2014	35,500	$1.45	to	$3.18	$103,544	—	0.30%	to	0.90%	4.47%		to	3.84%
2013	37,086	$1.39	to	$3.06	$108,176	0.14%	0.30%	to	0.90%	33.36%		to	32.55%
2012	39,111	$1.04	to	$2.31	$88,336	0.31%	0.30%	to	0.90%	6.00	%(7)	to	18.93%
WF VT Index Asset Alloc, Cl 2
2016	5,781	$1.52	to	$2.27	$10,153	0.88%	0.30%	to	0.90%	7.35%		to	6.71%
2015	4,767	$1.42	to	$2.13	$7,840	1.04%	0.30%	to	0.90%	0.95%		to	0.34%
2014	4,558	$1.40	to	$2.12	$8,151	1.53%	0.30%	to	0.90%	17.71%		to	17.00%
2013	3,689	$1.19	to	$1.81	$6,161	1.67%	0.30%	to	0.90%	19.27%		to	18.56%
2012	3,140	$1.00	to	$1.53	$4,800	1.46%	0.30%	to	0.90%	0.84	%(7)	to	12.02%

RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT	81

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Intl Eq, Cl 2
2016	11,216	$1.24	to	$1.66	$18,945	2.79%	0.30%	to	0.90%	2.99%		to	2.37%
2015	13,122	$1.21	to	$1.62	$21,579	3.98%	0.30%	to	0.90%	1.50%		to	0.89%
2014	12,127	$1.19	to	$1.61	$19,767	2.70%	0.30%	to	0.90%	(5.64%)		to	(6.20%)
2013	13,239	$1.26	to	$1.71	$22,971	2.14%	0.30%	to	0.90%	19.16%		to	18.45%
2012	14,623	$1.06	to	$1.45	$21,366	1.31%	0.30%	to	0.90%	6.62	%(7)	to	12.46%
WF VT Opp, Cl 2
2016	5,354	$1.67	to	$2.62	$14,274	2.03%	0.00%	to	0.90%	12.23%		to	11.23%
2015	5,830	$1.49	to	$2.36	$14,035	0.13%	0.00%	to	0.90%	(3.08%)		to	(3.95%)
2014	6,489	$1.53	to	$2.45	$16,472	0.06%	0.00%	to	0.90%	10.42%		to	9.43%
2013	7,367	$1.39	to	$2.24	$17,154	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	8,359	$1.06	to	$1.73	$15,066	0.09%	0.00%	to	0.90%	2.93	%(6)	to	14.48%
WF VT Sm Cap Gro, Cl 2
2016	5,264	$1.53	to	$2.78	$13,709	—	0.00%	to	0.90%	7.75%		to	6.78%
2015	6,422	$1.42	to	$2.60	$15,861	—	0.00%	to	0.90%	(2.88%)		to	(3.75%)
2014	5,306	$1.46	to	$2.70	$14,056	—	0.00%	to	0.90%	(1.88%)		to	(2.76%)
2013	5,586	$1.49	to	$2.78	$15,713	—	0.00%	to	0.90%	50.23%		to	48.88%
2012	5,320	$0.99	to	$1.87	$10,252	—	0.00%	to	0.90%	(3.90	%)(6)	to	6.90%

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 27, 2012.
(6)	New subaccount operations commenced on Sept. 12, 2012.
(7)	New subaccount operations commenced on Nov. 2, 2012.
(8)	New subaccount operations commenced on Oct. 21, 2013.
(9)	New subaccount operations commenced on June 30, 2014.
(10)	New subaccount operations commenced on March 27, 2015.

82	RIVERSOURCE SINGLE PREMIUM VARIABLE LIFE INSURANCE – 2016 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder’s equity, and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2016 and December 31, 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

February 23, 2017

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2016	2015(1)
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2016, $21,464; 2015, $20,886)	$22,682	$21,772
Common stocks, at fair value (cost: 2016, $4; 2015, $2)	10	7
Mortgage loans, at amortized cost (less allowance for loan losses: 2016 and 2015, $19)	2,874	3,211
Policy loans	830	823
Other investments	998	998
Total investments	27,394	26,811
Cash and cash equivalents	323	370
Reinsurance recoverables	2,623	2,415
Other receivables	262	255
Accrued investment income	237	244
Deferred acquisition costs	2,611	2,693
Other assets	4,305	4,583
Separate account assets	76,298	76,004
Total assets	$114,053	$113,375

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,514	$29,029
Short-term borrowings	200	200
Other liabilities	4,253	4,103
Separate account liabilities	76,298	76,004
Total liabilities	110,265	109,336
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,465
Retained earnings	862	1,176
Accumulated other comprehensive income, net of tax	457	395
Total shareholder’s equity	3,788	4,039
Total liabilities and shareholder’s equity	$114,053	$113,375

(1)	Certain prior period amounts have been restated. See Note 1 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years ended December 31,	2016	2015	2014
Revenues
Premiums	$417	$406	$423
Net investment income	1,128	1,218	1,294
Policy and contract charges	1,984	1,880	1,821
Other revenues	406	422	390
Net realized investment gains	26	4	38
Total revenues	3,961	3,930	3,966

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,611	1,213	1,046
Interest credited to fixed accounts	623	668	713
Amortization of deferred acquisition costs	334	273	293
Other insurance and operating expenses	683	736	740
Total benefits and expenses	3,251	2,890	2,792
Pretax income	710	1,040	1,174
Income tax provision	24	145	209
Net income	$686	$895	$965

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$(8)	$(6)
Portion of loss recognized in other comprehensive income (before taxes)	—	1	1
Net impairment losses recognized in net realized investment gains	$—	$(7)	$(5)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years ended December 31,	2016	2015	2014

Net income	$686	$895	$965
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	58	(338)	74
Net unrealized gains on derivatives	4	4	5
Total other comprehensive income (loss), net of tax	62	(334)	79
Total comprehensive income	$748	$561	$1,044
See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2014(1)	$3	$2,463	$1,016	$650	$4,132
Comprehensive income:
Net income	—	—	965	—	965
Other comprehensive income, net of tax	—	—	—	79	79

Total comprehensive income					1,044
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(900)	—	(900)

Balances at December 31, 2014 (1)	3	2,464	1,081	729	4,277
Comprehensive income:
Net income	—	—	895	—	895
Other comprehensive loss, net of tax	—	—	—	(334)	(334)

Total comprehensive income					561
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2015 (1)	3	2,465	1,176	395	4,039
Comprehensive income:
Net income	—	—	686	—	686
Other comprehensive income, net of tax	—	—	—	62	62

Total comprehensive income					748
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,000)	—	(1,000)
Balances at December 31, 2016	$3	$2,466	$862	$457	$3,788

(1)	Prior period retained earnings have been restated. See Note 1 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years ended December 31,	2016	2015	2014
Cash Flows from Operating Activities
Net income	$686	$895	$965
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	40	18	8
Deferred income tax expense (benefit)	5	(91)	209
Contractholder and policyholder charges, non-cash	(348)	(334)	(329)
Loss from equity method investments	53	18	24
Net realized investment gains	(30)	(13)	(45)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	4	9	7
Changes in operating assets and liabilities:
Deferred acquisition costs	55	(2)	33
Policyholder account balances, future policy benefits and claims, net	338	703	1,375
Derivatives, net of collateral	93	69	(894)
Reinsurance recoverables	(212)	(132)	(107)
Other receivables	(12)	(9)	(4)
Accrued investment income	7	11	20
Other, net	188	407	(357)
Net cash provided by operating activities	867	1,549	905

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	297	158	309
Maturities, sinking fund payments and calls	2,318	2,589	2,848
Purchases	(3,174)	(2,279)	(1,589)
Proceeds from sales, maturities and repayments of mortgage loans	783	618	562
Funding of mortgage loans	(433)	(523)	(523)
Proceeds from sales and collections of other investments	156	115	140
Purchase of other investments	(164)	(158)	(304)
Purchase of land, buildings, equipment and software	(9)	(11)	(8)
Change in policy loans, net	(7)	(18)	(32)
Advance on line of credit to Ameriprise Financial, Inc.	—	—	(15)
Repayment from Ameriprise Financial, Inc. on line of credit	—	—	15
Other, net	82	4	5
Net cash provided by (used in) investing activities	(151)	495	1,408

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,086	2,061	2,042
Net transfers from (to) separate accounts	127	(171)	(216)
Surrenders and other benefits	(1,932)	(2,714)	(2,440)
Change in short-term borrowings, net	(1)	(1)	(301)
Proceeds from line of credit with Ameriprise Financial, Inc.	22	6	56
Payments on line of credit with Ameriprise Financial, Inc.	(22)	(6)	(206)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash received for purchased options with deferred premiums	276	16	13
Cash paid for purchased options with deferred premiums	(320)	(373)	(399)
Cash dividends to Ameriprise Financial, Inc.	(1,000)	(800)	(900)
Net cash used in financing activities	(763)	(1,981)	(2,350)
Net increase (decrease) in cash and cash equivalents	(47)	63	(37)
Cash and cash equivalents at beginning of period	370	307	344
Cash and cash equivalents at end of period	$323	$370	$307

Supplemental Disclosures:
Income taxes paid (received), net	$(120)	$(57)	$471
Interest paid on borrowings	1	1	1
Non-cash investing activity:
Partnership commitments not yet remitted	108	45	38

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

In the fourth quarter of 2016, the Company corrected the accrual of commission expense for periods prior to 2013 for certain insurance and annuity products. The balance sheet as of December 31, 2015 has been revised to reflect the immaterial impact of the correction which increased deferred acquisition costs (“DAC”) by $5 million, other assets by $15 million, other liabilities by $46 million, and decreased retained earnings by $26 million. The impact to prior period financial statements was not material.

In the third quarter of 2016, the Company recorded a $29 million increase to long term care (“LTC”) reserves for an out-of-period correction related to its claim utilization assumption. The impact to prior period financial statements was not material.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

Effective January 1, 2016, the Company adopted ASU 2015-02 — Consolidation: Amendments to the Consolidation Analysis (“ASU 2015-02”) using the modified retrospective approach. See Note 3 for additional information on the adoption impact.

A variable interest entity (“VIE”) is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life Insurance Company

Pre-adoption of ASU 2015-02

A VIE that meets one of these criteria is assessed for consolidation under one of the following models:

•	If the VIE is a registered money market fund, or is an investment company, or has the financial characteristics of an investment company, and the following are true:

(i)	the reporting entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Entities that are assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

When determining whether the Company will absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the purpose and design of the VIE and identifies the variable interests it holds. The Company then quantitatively determines whether its variable interests will absorb a majority of the VIE’s expected losses or residual returns. If the Company will absorb the majority of the VIE’s expected losses or residual returns, the Company consolidates the VIE.

•	If the VIE does not meet the criteria above, then the VIE will be consolidated by the reporting entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are assessed for consolidation under this framework include investments in qualified affordable housing partnerships.

When evaluating entities for consolidation under this framework, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting as an asset manager enabling it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in a more passive role such as a limited partner without substantive rights to impact the economic performance of the entity.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as management and incentive fees and investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors.

Post-adoption of ASU 2015-02

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The updated guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative

RiverSource Life Insurance Company

instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Mortgage Loans, net

Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses and unamortized discount on residential mortgage loans.

RiverSource Life Insurance Company

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any and unamortized discounts.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in

RiverSource Life Insurance Company

an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2016 and 2015, land, buildings, equipment and software were $148 million and $153 million, respectively, net of accumulated depreciation of $144 million and $129 million, respectively. Depreciation and amortization expense for the years ended December 31, 2016, 2015 and 2014 was $14 million, $15 million and $15 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements

RiverSource Life Insurance Company

of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of equity indexed annuities (“EIA”) and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

RiverSource Life Insurance Company

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. Prior to the third quarter of 2016, these assumptions were management’s best estimate from previous loss recognition and thus no longer provided for adverse deviations in experience. In the third quarter of 2016, premium deficiency testing of LTC resulted in further loss recognition and the impairment of all LTC DAC.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets, and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, EIA and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities, EIA and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or

RiverSource Life Insurance Company

secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for both EIA products and indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions. See Note 10 for information regarding the variable annuity guarantees.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets and the estimate of the Company’s current nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on

RiverSource Life Insurance Company

established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

RiverSource Life Insurance Company

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures about the nature and risks of the investments to investments for which the entity elected to measure the fair value using the practical expedient rather than all investments that are eligible for the NAV practical expedient. The standard is effective for interim and annual periods beginning after December 15, 2015. The Company adopted the standard on January 1, 2016 on a retrospective basis to all periods presented. There was no impact of the standard to the Company’s consolidated financial condition or results of operations.

Consolidation

In February 2015, the FASB updated the accounting standard for consolidation. The update changes the accounting for the consolidation model for limited partnerships and VIEs and excludes certain money market funds from the consolidation analysis. Specific to the consolidation analysis of a VIE, the update clarifies consideration of fees paid to a decision maker and amends the related party guidance. The standard is effective for periods beginning after December 15, 2015. The Company adopted the standard on January 1, 2016 using the modified retrospective approach. There was no impact of the standard to the Company’s consolidated financial condition or results of operations.

Future Adoption of New Accounting Standards

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company is evaluating include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted and all amendments must be adopted during the same period. The Company will early adopt the standard for the interim period ending March 31, 2017 on a retrospective basis. The adoption of the standard will not have a material impact on the Company’s consolidated cash flows.

Financial Instruments — Measurement of Credit Losses

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded

RiverSource Life Insurance Company

on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. The update should be applied at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The update is not expected to have a material impact on the consolidated financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. Subsequent related updates provide clarification on certain revenue recognition guidance in the new standard. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company plans to adopt the revenue recognition guidance in the first quarter of 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the Company does not expect the update to have an impact on these revenues. The Company’s implementation efforts include the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The Company is reviewing certain payments received to determine whether they should be presented as revenue or as a reduction of expense. The Company does not expect a material impact to the timing of revenue recognition; however, the Company’s implementation effort to assess the impact of the standard on its consolidated financial condition, results of operations, and disclosure is still in process.

4.  VARIABLE INTEREST ENTITIES

The Company has variable interests in affordable housing partnerships for which it is not the primary beneficiary and therefore does not consolidate. The Company’s maximum exposure to loss as a result of its investments in affordable housing partnerships is limited to the carrying value of these investments. The carrying value is reflected in other investments and was $574 million and $517 million as of December 31, 2016 and 2015, respectively. The Company has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships.

In addition, the Company has variable interests in partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The purpose of the partnership is to improve the properties to be sold to affordable housing developers. The Company is not the primary beneficiary and therefore does not consolidate the partnerships. The Company’s maximum exposure to loss as a result of its investment in the partnerships is limited to the carrying value of the investment, which is reflected in other investments and was $20 million as of December 31, 2016. The Company has no obligation to provide financial or other support to the partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the partnerships.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Consolidated Balance Sheets. The Company has no obligation to provide

RiverSource Life Insurance Company

financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2016
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,105	$1,060	$(53)	$14,112	$—
Residential mortgage backed securities	3,386	72	(43)	3,415	(4)
Commercial mortgage backed securities	2,837	58	(38)	2,857	—
State and municipal obligations	1,092	161	(24)	1,229	—
Asset backed securities	790	26	(11)	805	—
Foreign government bonds and obligations	251	17	(7)	261	—
U.S. government and agencies obligations	3	—	—	3	—
Total fixed maturities	21,464	1,394	(176)	22,682	(4)
Common stocks	4	6	—	10	3
Total	$21,468	$1,400	$(176)	$22,692	$(1)

	December 31, 2015
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,764	$891	$(281)	$14,374	$2
Residential mortgage backed securities	3,015	96	(36)	3,075	(8)
Commercial mortgage backed securities	2,081	68	(13)	2,136	—
State and municipal obligations	1,023	153	(27)	1,149	—
Asset backed securities	748	33	(5)	776	—
Foreign government bonds and obligations	217	17	(11)	223	—
U.S. government and agencies obligations	38	1	—	39	—
Total fixed maturities	20,886	1,259	(373)	21,772	(6)
Common stocks	2	5	—	7	3
Total	$20,888	$1,264	$(373)	$21,779	$(3)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2016 and 2015, investment securities with a fair value of $1.5 billion and $862 million, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $428 million and $408 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2016 and 2015, fixed maturity securities comprised approximately 83% and 81%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2016 and 2015, approximately $944 million and $1.1 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Company

A summary of fixed maturity securities by rating was as follows:

	December 31, 2016			December 31, 2015
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$5,671	$5,728	25%	$4,661	$4,806	22%
AA	1,013	1,177	5	1,010	1,185	5
A	3,767	4,167	19	3,749	4,101	19
BBB	9,584	10,190	45	9,964	10,278	47
Below investment grade	1,429	1,420	6	1,502	1,402	7
Total fixed maturities	$21,464	$22,682	100%	$20,886	$21,772	100%

At December 31, 2016 and 2015, approximately 40% and 47%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2016
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	114	$1,502	$(26)	33	$319	$(27)	147	$1,821	$(53)
Residential mortgage backed securities	56	1,282	(25)	56	324	(18)	112	1,606	(43)
Commercial mortgage backed securities	80	1,378	(37)	1	11	(1)	81	1,389	(38)
State and municipal obligations	18	66	(3)	2	105	(21)	20	171	(24)
Asset backed securities	23	231	(6)	12	114	(5)	35	345	(11)
Foreign government bonds and obligations	7	30	(1)	15	23	(6)	22	53	(7)
Total	298	$4,489	$(98)	119	$896	$(78)	417	$5,385	$(176)

	December 31, 2015
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	253	$3,703	$(208)	35	$300	$(73)	288	$4,003	$(281)
Residential mortgage backed securities	36	535	(7)	59	526	(29)	95	1,061	(36)
Commercial mortgage backed securities	45	568	(12)	3	33	(1)	48	601	(13)
State and municipal obligations	9	40	(1)	2	101	(26)	11	141	(27)
Asset backed securities	21	241	(5)	—	—	—	21	241	(5)
Foreign government bonds and obligations	9	39	(2)	15	27	(9)	24	66	(11)
Total	373	$5,126	$(235)	114	$987	$(138)	487	$6,113	$(373)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a tightening of corporate bond credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss) (“OCI”):

	December 31,
(in millions)	2016	2015	2014
Beginning balance	$33	$33	$54
Credit losses for which an other-than-temporary impairment was not previously recognized	—	—	1
Reductions for securities sold during the period (realized)	(12)	—	(22)
Ending balance	$21	$33	$33

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Gross realized investment gains	$29	$30	$51
Gross realized investment losses	(12)	(17)	(6)
Other-than-temporary impairments	—	(7)	(5)
Total	$17	$6	$40

Other-than-temporary impairments for the years ended December 31, 2015 and 2014 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity at December 31, 2016 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$694	$704
Due after one year through five years	5,766	6,090
Due after five years through 10 years	4,282	4,386
Due after 10 years	3,709	4,425
	14,451	15,605
Residential mortgage backed securities	3,386	3,415
Commercial mortgage backed securities	2,837	2,857
Asset backed securities	790	805
Common stocks	4	10
Total	$21,468	$22,692

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in millions)	2016	2015	2014
Fixed maturities	$997	$1,034	$1,112
Mortgage loans	149	177	183
Other investments	8	33	29
	1,154	1,244	1,324
Less: investment expenses	26	26	30
Total	$1,128	$1,218	$1,294

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Fixed maturities	$17	$6	$40
Mortgage loans	10	—	—
Other investments	(1)	(2)	(2)
Total	$26	$4	$38

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not currently have an allowance for loan losses for residential mortgage loans.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2016	2015	2014
Beginning balance	$25	$28	$28
Charge-offs	(3)	(4)	(2)
Provisions	3	1	2
Ending balance	$25	$25	$28

Individually evaluated for impairment	$2	$4	$9
Collectively evaluated for impairment	23	21	19

The recorded investment in financing receivables by impairment method was as follows:

	December 31,
(in millions)	2016	2015
Individually evaluated for impairment	$10	$25
Collectively evaluated for impairment	3,275	3,657
Total	$3,285	$3,682

As of December 31, 2016 and 2015, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $5 million and $12 million, respectively.

During the years ended December 31, 2016, 2015 and 2014, the Company purchased $73 million, $106 million and $180 million, respectively, and sold $250 million, $15 million and $13 million, respectively. The loans purchased consisted of syndicated loans. The loans sold during 2016 primarily consisted of residential mortgage loans, which were sold in the first quarter of 2016. See below for additional discussion on the sale of these loans. The loans sold during 2015 and 2014 primarily consisted of syndicated loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $2 million and $8 million as of December 31, 2016 and 2015, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 1% of total commercial mortgage loans at December 31, 2016 and 2015, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in millions)
South Atlantic	$753	$746	29%	28%
Pacific	722	709	28	27
Mountain	234	242	9	9
West North Central	212	217	8	8
East North Central	195	208	8	8
Middle Atlantic	191	203	7	8
West South Central	122	128	5	5
New England	84	115	3	4
East South Central	80	68	3	3

	2,593	2,636	100%	100%

Less: allowance for loan losses	19	19

Total	$2,574	$2,617

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in millions)
Retail	$916	$947	35%	36%
Office	473	522	18	20
Apartments	483	473	19	18
Industrial	430	444	17	17
Mixed use	42	35	2	1
Hotel	41	34	1	1
Other	208	181	8	7

	2,593	2,636	100%	100%

Less: allowance for loan losses	19	19

Total	$2,574	$2,617

Residential Mortgage Loans

The recorded investment in residential mortgage loans at December 31, 2016 and 2015 was $300 million and $594 million, respectively. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2016 and 2015, no allowance for loan losses was recorded.

On March 30, 2016, the Company sold $250 million (amortized cost, net of unamortized discount) of its residential mortgage loans to an unaffiliated third party. The Company received cash proceeds of $260 million and recognized a gain of $10 million. As a result of the sale, the Company’s unamortized discount related to its residential mortgage loans was reduced from $21 million at December 31, 2015 to nil at December 31, 2016.

As of December 31, 2016 and 2015, approximately 2% and 4%, respectively, of residential mortgage loans had FICO scores below 640. As of December 31, 2016 and 2015, nil and approximately 1%, respectively, of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 52% and 37% of the portfolio as of December 31, 2016 and 2015, respectively, and in Colorado and Washington representing 18% and 13%, respectively, of the portfolio as of December 31, 2016. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The recorded investment in syndicated loans at December 31, 2016 and 2015 was $392 million and $452 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2016 and 2015 were $1 million and $5 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of December 31, 2016, 2015 and 2014. The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2016, 2015 and 2014. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact of unlocking for the year ended December 31, 2016 primarily reflected continued low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business resulted in loss recognition due to continued low interest rates, higher morbidity and higher reinsurance expenses, slightly offset by premium increases. The impact of unlocking for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the low interest rate environment partially offset by improved persistency. The impact of unlocking for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption.

RiverSource Life Insurance Company

The balances of and changes in DAC were as follows:

(in millions)	2016		2015	2014
Balance at January 1(1)	$2,693		$2,581	$2,638
Capitalization of acquisition costs	279	(2)	275	260
Amortization, excluding the impact of valuation assumptions review	(253)		(267)	(286)
Amortization, impact of valuation assumptions review	(81	)(3)	(6)	(7)
Impact of change in net unrealized securities (gains) losses	(27)		110	(24)
Balance at December 31(1)	$2,611		$2,693	$2,581

(1)	Prior period DAC balances have been restated for the correction of the commission expense accrual for certain insurance and annuity products. See Note 1 for more information.
(2)

Includes a $27 million benefit for the release of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Consolidated Statements of Income.

(3)	Includes a $58 million expense related to the loss recognition on LTC business.

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2016	2015	2014
Balance at January 1	$334	$361	$409
Capitalization of sales inducement costs	5	4	5
Amortization, excluding the impact of valuation assumptions review	(42)	(52)	(52)
Amortization, impact of valuation assumptions review	4	1	(2)
Impact of change in net unrealized securities losses	—	20	1
Balance at December 31	$301	$334	$361

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with long term care benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2016 and 2015, traditional life and UL insurance in force aggregated $196.5 billion and $196.3 billion, respectively, of which $142.4 billion and $144.2 billion, respectively, were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

RiverSource Life Insurance Company

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Direct premiums	$642	$629	$645
Reinsurance ceded	(225)	(223)	(222)
Net premiums	$417	$406	$423

Policy and contract charges are presented on the Consolidated Statements of Income net of $110 million, $107 million and $94 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2016, 2015 and 2014, respectively.

Reinsurance recovered on all contracts was $318 million, $287 million and $253 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Reinsurance recoverables include approximately $2.0 billion and $1.9 billion related to LTC risk ceded to Genworth as of December 31, 2016 and 2015, respectively. Included in policyholder account balances, future policy benefits and claims is $529 million and $551 million related to previously assumed reinsurance arrangements as of December 31, 2016 and 2015, respectively.

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2016		2015
Policyholder account balances
Fixed annuities	$10,565		$11,239
Variable annuity fixed sub-accounts	5,211		4,912
VUL/UL insurance	3,007		2,897
IUL insurance	1,054		808
Other life insurance	758		794
Total policyholder account balances	20,595		20,650
Future policy benefits
Variable annuity GMWB	1,017		1,057
Variable annuity GMAB	(24	)(1)	—
Other annuity liabilities	64		31
Fixed annuities life contingent liabilities	1,497		1,501
EIA(2)	25		27
Life, DI and LTC insurance	5,556		5,112
VUL/UL and other life insurance additional liabilities	588		452
Total future policy benefits	8,723		8,180
Policy claims and other policyholders’ funds	196		199
Total policyholder account balances, future policy benefits and claims	$29,514		$29,029

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at December 31, 2016 reported as a contra liability.
(2)	Includes approximately $23 million and $25 million of policyholder account balances as of December 31, 2016 and 2015, respectively.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% at December 31, 2016, depending on year of issue, with an average rate of approximately 4.37%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s EIA product is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500® Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to EIA. In 2007, the Company discontinued new sales of EIA.

RiverSource Life Insurance Company

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an equity indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company currently hedges the interest rate risk related to the equity indexed account with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies is based on the net level premium and includes the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% at December 31, 2016. Anticipated interest rates for DI policies ranged from 3% to 7.5% at December 31, 2016 and for LTC policies ranged from 5.9% to 6.5% at December 31, 2016.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.75% and 6.25% for DI and LTC claims, respectively, at December 31, 2016.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2016	2015
Variable annuity	$69,606	$69,333
VUL insurance	6,659	6,637
Other insurance	33	34
Total	$76,298	$76,004

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

RiverSource Life Insurance Company

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2016				December 31, 2015
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$56,143	$54,145	$208	65	$54,716	$52,871	$297	65
Five/six-year reset	8,878	6,170	22	66	9,307	6,731	78	65
One-year ratchet	6,426	6,050	110	68	6,747	6,379	266	67
Five-year ratchet	1,542	1,483	7	64	1,613	1,556	20	63
Other	965	942	86	71	887	869	82	71
Total — GMDB	$73,954	$68,790	$433	65	$73,270	$68,406	$743	65
GGU death benefit	$1,047	$996	$108	68	$1,056	$1,004	$113	67
GMIB	$245	$227	$13	68	$270	$251	$17	68
GMWB:
GMWB	$2,650	$2,642	$2	70	$3,118	$3,109	$2	69
GMWB for life	39,436	39,282	495	66	37,301	37,179	330	66
Total — GMWB	$42,086	$41,924	$497	66	$40,419	$40,288	$332	66
GMAB	$3,484	$3,476	$21	59	$4,018	$4,006	$31	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

RiverSource Life Insurance Company

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2016		December 31, 2015
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,376	64	$6,601	63

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2014	$4	$6	$(383)	$(62)	$206
Incurred claims	9	1	1,076	21	75
Paid claims	(4)	—	—	—	(18)
Balance at December 31, 2014	9	7	693	(41)	263
Incurred claims	10	1	364	41	92
Paid claims	(5)	—	—	—	(23)
Balance at December 31, 2015	14	8	1,057	—	332
Incurred claims	11	1	(40)	(23)	127
Paid claims	(9)	(1)	—	(1)	(25)
Balance at December 31, 2016	$16	$8	$1,017	$(24)	$434

(1)	The incurred claims for GMWB and GMAB represent the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2016	2015
Mutual funds:
Equity	$40,622	$39,806
Bond	23,142	23,700
Other	5,326	5,241
Total mutual funds	$69,090	$68,747

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2016, 2015 and 2014.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2016 and 2015.

RiverSource Life Insurance Co. of New York, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life Insurance Co. of New York’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2016 and 2015.

RiverSource Life Insurance Company

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2016 and 2015.

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2016 and 2015, the Company has pledged $33 million and $30 million, respectively, of agency residential mortgage backed securities and $19 million and $22 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2016 and 2015 was $50 million. The remaining maturity of outstanding repurchase agreements was less than three months and less than one month as of December 31, 2016 and 2015, respectively. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2016 and 2015 was 0.9% and 0.5%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $771 million and $290 million as of December 31, 2016 and 2015, respectively. The amount of the Company’s liability including accrued interest as of both December 31, 2016 and 2015 was $150 million. The remaining maturity of outstanding FHLB advances was less than four months and less than three months as of December 31, 2016 and 2015, respectively. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2016 and 2015 was 0.8% and 0.5%, respectively.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,955	$1,157	$14,112
Residential mortgage backed securities	—	3,300	115	3,415
Commercial mortgage backed securities	—	2,857	—	2,857
State and municipal obligations	—	1,229	—	1,229
Asset backed securities	—	792	13	805
Foreign government bonds and obligations	—	261	—	261
U.S. government and agencies obligations	3	—	—	3
Total Available-for-Sale securities: Fixed maturities	3	21,394	1,285	22,682
Common stocks	6	4	—	10
Cash equivalents	—	302	—	302
Other assets:
Interest rate derivative contracts	—	1,735	—	1,735
Equity derivative contracts	42	1,481	—	1,523
Credit derivative contracts	—	1	—	1
Foreign exchange derivative contracts	—	80	—	80
Other derivative contracts	1	6	—	7
Total other assets	43	3,303	—	3,346
Separate account assets measured at NAV				76,298	(1)
Total assets at fair value	$52	$25,003	$1,285	$102,638

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	464	464
GMWB and GMAB embedded derivatives	—	—	614	614	(2)
Total policyholder account balances, future policy benefits and claims	—	5	1,078	1,083	(3)
Other liabilities:
Interest rate derivative contracts	1	964	—	965
Equity derivative contracts	2	1,986	—	1,988
Foreign exchange derivative contracts	2	45	—	47
Other derivative contracts	—	1	—	1
Total other liabilities	5	2,996	—	3,001
Total liabilities at fair value	$5	$3,001	$1,078	$4,084

RiverSource Life Insurance Company

	December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,139	$1,235	$14,374
Residential mortgage backed securities	—	3,054	21	3,075
Commercial mortgage backed securities	—	2,133	3	2,136
State and municipal obligations	—	1,149	—	1,149
Asset backed securities	—	643	133	776
Foreign government bonds and obligations	—	223	—	223
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	20,376	1,392	21,772
Common stocks	3	4	—	7
Cash equivalents	48	285	—	333
Other assets:
Interest rate derivative contracts	—	1,882	—	1,882
Equity derivative contracts	92	1,477	—	1,569
Credit derivative contracts	—	2	—	2
Foreign exchange derivative contracts	1	54	—	55
Total other assets	93	3,415	—	3,508
Separate account assets measured at NAV				76,004	(1)
Total assets at fair value	$148	$24,080	$1,392	$101,624

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	364	364
GMWB and GMAB embedded derivatives	—	—	851	851	(4)
Total policyholder account balances, future policy benefits and claims	—	5	1,215	1,220	(5)
Other liabilities:
Interest rate derivative contracts	—	948	—	948
Equity derivative contracts	45	1,930	—	1,975
Foreign exchange derivative contracts	1	16	—	17
Total other liabilities	46	2,894	—	2,940
Total liabilities at fair value	$46	$2,899	$1,215	$4,160

(1)

Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. See Note 3 for further information.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position at December 31, 2016.

(3)	The Company’s adjustment for nonperformance risk resulted in a $498 million cumulative decrease to the embedded derivatives at December 31, 2016.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position at December 31, 2015.

(5)	The Company’s adjustment for nonperformance risk resulted in a $398 million cumulative decrease to the embedded derivatives at December 31, 2015.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total	Other Derivative Contracts
Balance, January 1, 2016	$1,235	$21	$3	$133	$1,392	$—
Total gains (losses) included in:
Net income	1	—	—	1	2 (1)	(2	)(4)
Other comprehensive income	(1)	(1)	—	—	(2)	—
Purchases	47	134	42	—	223	2
Settlements	(126)	(9)	(3)	(1)	(139)	—
Transfers into Level 3	1	—	—	12	13	—
Transfers out of Level 3	—	(30)	(42)	(132)	(204)	—
Balance, December 31, 2016	$1,157	$115	$—	$13	$1,285	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2016	$1	$—	$—	$—	$1 (1)	$(2	)(4)

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2016	$364		$851		$1,215
Total (gains) losses included in:
Net income	13	(3)	(511	)(4)	(498)
Issues	115		295		410
Settlements	(28)		(21)		(49)
Balance, December 31, 2016	$464		$614		$1,078
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2016	$13	(3)	$(448	)(4)	$(435)

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total	Common Stocks
Balance, January 1, 2015	$1,353	$9	$90	$151	$1,603	$1
Total gains (losses) included in:
Net income	(1)	—	—	1	— (1)	—
Other comprehensive income	(21)	—	—	(2)	(23)	(1)
Purchases	153	67	32	16	268	—
Settlements	(238)	(4)	(7)	(2)	(251)	—
Transfers into Level 3	—	—	6	14	20	—
Transfers out of Level 3	(11)	(51)	(118)	(45)	(225)	—
Balance, December 31, 2015	$1,235	$21	$3	$133	$1,392	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2015	$(1)	$—	$—	$1	$— (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$242		$479		$721
Total losses included in:
Net income	27	(3)	105	(4)	132
Issues	114		271		385
Settlements	(19)		(4)		(23)
Balance, December 31, 2015	$364		$851		$1,215
Changes in unrealized losses relating to liabilities held at December 31, 2015	$27	(3)	$127	(4)	$154

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total	Common Stocks
Balance, January 1, 2014	$1,516	$58	$30	$218	$1,822	$—
Total gains (losses) included in:
Net income	—	—	1	1	2 (2)	—
Other comprehensive income	(1)	—	(3)	3	(1)	—
Purchases	139	11	39	—	189	1
Sales	(17)	—	—	—	(17)	—
Settlements	(276)	(3)	(1)	(2)	(282)	—
Transfers into Level 3	—	—	78	—	78	1
Transfers out of Level 3	(8)	(57)	(54)	(69)	(188)	(1)
Balance, December 31, 2014	$1,353	$9	$90	$151	$1,603	$1
Changes in unrealized gains (losses) relating to assets held at December 31, 2014	$(1)	$—	$1	$1	$1 (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$125		$(575)		$(450)
Total losses included in:
Net income	40	(3)	811	(4)	851
Issues	90		254		344
Settlements	(13)		(11)		(24)
Balance, December 31, 2014	$242		$479		$721
Changes in unrealized losses relating to liabilities held at December 31, 2014	$40	(3)	$811	(4)	$851

(1)	Included in net investment income in the Consolidated Statements of Income.
(2)	Represents a $1 million gain included in net investment income and a $1 million gain in net realized investment gains in the Consolidated Statements of Income.
(3)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(4)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $98 million, $74 million and $124 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2016, 2015 and 2014, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2016
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,154	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	2.5%	1.3%
IUL embedded derivatives	$464	Discounted cash flow	Nonperformance risk(1)	82		bps
GMWB and GMAB embedded derivatives	$614	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.1%	–	66.4%
			Market volatility(3)	5.3%	–	21.2%
			Nonperformance risk(1)	82		bps

RiverSource Life Insurance Company

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,221	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$364	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$851	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available,

RiverSource Life Insurance Company

compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The fair value of certain derivatives measured using pricing models which include significant unobservable inputs are classified as Level 3 within the fair value hierarchy. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2016 and 2015. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and

RiverSource Life Insurance Company

the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2016 and 2015. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2016
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,874	$—	$—	$2,865	$2,865
Policy loans	830	—	—	807	807
Other investments	402	—	364	43	407

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,906	$—	$—	$11,417	$11,417
Short-term borrowings	200	—	200	—	200
Other liabilities	177	—	—	169	169
Separate account liabilities measured at NAV	341				341	(1)

	December 31, 2015
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,211	$—	$—	$3,254	$3,254
Policy loans	823	—	—	803	803
Other investments	463	—	416	33	449

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$11,523	$—	$—	$12,424	$12,424
Short-term borrowings	200	—	200	—	200
Other liabilities	117	—	—	113	113
Separate account liabilities measured at NAV	360				360	(1)

(1)

Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy. See Note 3 for further information.

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third-party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

RiverSource Life Insurance Company

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third-party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships and other real estate partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets is used as a practical expedient for fair value and represents the exit price for the separate account liabilities. Separate account liabilities are excluded from classification in the fair value hierarchy.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2016, 2015 and 2014, the Company earned $313 million, $311 million and $295 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2016, 2015 and 2014, the Company earned $158 million, $162 million and $158 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2016, 2015 and 2014, the Company earned $40 million, $41 million and $40 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $400 million, $437 million and $431 million for the years ended December 31, 2016, 2015 and 2014, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Cash dividends paid to Ameriprise Financial	$1,000	$800	$900
Cash dividends received from RiverSource Life of NY	50	25	24
Cash dividend received from RTA	15	—	30
Cash dividend received from RiverSource REO 1, LLC (1)	31	—	—

(1)	RiverSource REO 1, LLC is a wholly owned subsidiary of RiverSource Life Insurance Company which holds foreclosed mortgage loans and real estate.

On February 8, 2017, the Company’s board of directors declared a cash dividend of $300 million to Ameriprise Financial, payable on or before March 20, 2017, pending approval by the Minnesota Department of Commerce.

For dividends from the life insurance companies, advance notification was provided to state insurance regulators prior to all dividend payments. See Note 15 for additional information.

During the year ended December 31, 2014, RiverSource Life Insurance Company made cash contributions to RTA of $15 million for ongoing funding commitments related to affordable housing partnership investments.

RiverSource Life Insurance Company

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to (from) Ameriprise Financial for federal income taxes was $168 million and $(88) million at December 31, 2016 and 2015, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $275 million and $954 million as of December 31, 2016 and 2015, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.0 billion and $3.7 billion at December 31, 2016 and 2015, respectively.

Statutory net gain from operations and net income are summarized as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Statutory net gain from operations(1)	$834	$1,033	$1,412
Statutory net income(1)	322	633	1,154

(1)

Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Government debt securities of $4 million and $5 million at December 31, 2016 and 2015, respectively, were on deposit with various states as required by law.

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,822	$—	$2,822	$(2,161)	$(374)	$(235)	$52
OTC cleared	510	—	510	(507)	(3)	—	—
Exchange-traded	14	—	14	(2)	—	—	12
Total derivatives	$3,346	$—	$3,346	$(2,670)	$(377)	$(235)	$64

RiverSource Life Insurance Company

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,051	$—	$3,051	$(2,293)	$(354)	$(320)	$84
OTC cleared	417	—	417	(313)	(102)	—	2
Exchange-traded	40	—	40	(3)	—	—	37
Total derivatives	$3,508	$—	$3,508	$(2,609)	$(456)	$(320)	$123

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,481	$—	$2,481	$(2,161)	$—	$(312)	$8
OTC cleared	515	—	515	(507)	(8)	—	—
Exchange-traded	5	—	5	(2)	—	—	3
Total derivatives	3,001	—	3,001	(2,670)	(8)	(312)	11
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,051	$—	$3,051	$(2,670)	$(8)	$(362)	$11

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,624	$—	$2,624	$(2,293)	$—	$(331)	$—
OTC cleared	313	—	313	(313)	—	—	—
Exchange-traded	3	—	3	(3)	—	—	—
Total derivatives	2,940	—	2,940	(2,609)	—	(331)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$2,990	$—	$2,990	$(2,609)	$—	$(381)	$—

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

RiverSource Life Insurance Company

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2016			December 31, 2015
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$71,019	$1,735	$965	$62,591	$1,882	$948
Equity contracts	59,401	1,523	1,988	69,009	1,569	1,975
Credit contracts	1,039	1	—	600	2	—
Foreign exchange contracts	4,494	80	47	4,155	55	17
Other contracts	1,258	7	1	2,150	—	—
Total non-designated hedges	137,211	3,346	3,001	138,505	3,508	2,940
Embedded derivatives
GMWB and GMAB (3)	N/A	—	614	N/A	—	851
IUL	N/A	—	464	N/A	—	364
EIA	N/A	—	5	N/A	—	5
Total embedded derivatives	N/A	—	1,083	N/A	—	1,220
Total derivatives	$137,211	$3,346	$4,084	$138,505	$3,508	$4,160

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and EIA embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2016 included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2016 and 2015, investment securities with a fair value of $235 million and $323 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $118 million and $193 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2016 and 2015, the Company had sold, pledged, or rehypothecated $19 million and nil, respectively, of these securities. In addition, at December 31, 2016 and 2015, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income:

(in millions)	Net Investment Income	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2016
Interest rate contracts	$—	$—	$38
Equity contracts	—	20	(836)
Credit contracts	—	—	2
Other contracts	—	—	(23)
GMWB and GMAB embedded derivatives	—	—	237
IUL embedded derivatives	—	15	—
Total gain (loss)	$—	$35	$(582)
Year Ended December 31, 2015
Interest rate contracts	$—	$—	$241
Equity contracts	—	(10)	(304)
Credit contracts	—	—	(1)
Foreign exchange contracts	—	—	13
Other contracts	—	—	(14)
GMWB and GMAB embedded derivatives	—	—	(372)
IUL embedded derivatives	—	(8)	—
EIA embedded derivatives	—	1	—
Total loss	$—	$(17)	$(437)
Year Ended December 31, 2014
Interest rate contracts	$3	$—	$1,122
Equity contracts	—	21	(304)
Credit contracts	—	—	(33)
Foreign exchange contracts	—	—	(9)
Other contracts	—	—	(1)
GMWB and GMAB embedded derivatives	—	—	(1,054)
IUL embedded derivatives	—	(27)	—
EIA embedded derivatives	—	(2)	—
Total gain (loss)	$3	$(8)	$(279)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2016:

(in millions)	Premiums Payable	Premiums Receivable
2017	$251	$75
2018	208	128
2019	253	169
2020	175	98
2021	166	106
2022-2026	570	131
Total	$1,623	$707

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

RiverSource Life Insurance Company

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses futures, options and swaptions. Certain of the macro hedge derivatives used contain settlement provisions linked to both equity returns and interest rates; the remaining are either interest rate contracts or equity contracts. The Company’s macro hedge derivatives are included in Other contracts in the tables above.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. The equity component of the EIA and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2016, the Company held no derivatives that were designated as cash flow hedges. At December 31, 2016, the Company expects to reclassify $5 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2016 and 2015, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2016, 2015 and 2014, the amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized losses included in AOCI related to previously designated cash flow hedges.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is two years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2016 and 2015, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $206 million and $243 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2016 and 2015 was $198 million and $243 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2016 and 2015 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $8 million and nil, respectively.

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Year Ended December 31, 2016
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains:
Net unrealized securities gains arising during the period(1)	$350	$(124)	$226
Reclassification of net securities gains included in net income(2)	(17)	6	(11)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(242)	85	(157)
Net unrealized securities gains	91	(33)	58
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive income	$97	$(35)	$62

RiverSource Life Insurance Company

	Year Ended December 31, 2015
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period(1)	$(997)	$351	$(646)
Reclassification of net securities gains included in net income(2)	(6)	2	(4)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	480	(168)	312
Net unrealized securities losses	(523)	185	(338)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(517)	$183	$(334)

	Year Ended December 31, 2014
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains:
Net unrealized securities gains arising during the period(1)	$445	$(156)	$289
Reclassification of net securities gains included in net income(2)	(40)	14	(26)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(290)	101	(189)
Net unrealized securities gains	115	(41)	74
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	7	(2)	5
Net unrealized derivatives gains	7	(2)	5
Other comprehensive income	$122	$(43)	$79

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Securities Gains (Losses)	Net Unrealized Derivatives Gains	Total
Balance, January 1, 2014	$667	$(17)	$650
OCI before reclassifications	100	—	100
Amounts reclassified from AOCI	(26)	5	(21)
Total OCI	74	5	79
Balance, December 31, 2014	741 (1)	(12)	729
OCI before reclassifications	(334)	—	(334)
Amounts reclassified from AOCI	(4)	4	—
Total OCI	(338)	4	(334)
Balance, December 31, 2015	403 (1)	(8)	395
OCI before reclassifications	69	—	69
Amounts reclassified from AOCI	(11)	4	(7)
Total OCI	58	4	62
Balance, December 31, 2016	$461 (1)	$(4)	$457

(1)

Includes nil, $2 million and $2 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2016, 2015 and 2014, respectively.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Current income tax
Federal	$18	$234	$2
State	1	2	(2)
Total current income tax	19	236	—
Deferred income tax
Federal	6	(91)	202
State	(1)	—	7
Total deferred income tax	5	(91)	209
Total income tax provision	$24	$145	$209

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $300 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2016	2015	2014
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(17.1)	(14.0)	(10.4)
Low income housing tax credits	(9.4)	(6.1)	(4.7)
Foreign tax credit, net of addback	(3.8)	—	(1.0)
State taxes, net of federal benefit	—	—	0.3
Taxes applicable to prior years	(2.0)	—	(0.4)
Other, net	0.7	(0.9)	(1.0)
Income tax provision	3.4%	14.0%	17.8%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2016 compared to 2015 was primarily due to lower pretax income in relation to preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2015 compared to 2014 was primarily due to an increase in the dividends received deduction compared to 2014 and slightly lower pretax income.

RiverSource Life Insurance Company

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2016	2015
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,144	$1,357
Investment related	236	55
Other	13	15
Gross deferred income tax assets	1,393	1,427
Less: valuation allowance	8	8
Total deferred income tax assets	1,385	1,419
Deferred income tax liabilities
Deferred acquisition costs	695	709
Net unrealized gains on Available-for-Sale securities	251	217
Deferred sales inducement costs	113	125
Depreciation	23	23
Other	—	3
Gross deferred income tax liabilities	1,082	1,077
Net deferred income tax assets	$303	$342

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $7 million, net of federal benefit, which will expire beginning December 31, 2017. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $8 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2016	2015	2014
Balance at January 1	$95	$160	$144
Additions based on tax positions related to the current year	6	11	13
Additions for tax positions of prior years	31	29	21
Reductions for tax positions of prior years	(68)	(105)	(18)
Settlements	(5)	—	—
Balance at December 31	$59	$95	$160

If recognized, approximately $6 million, $9 million and $7 million, net of federal tax benefits, of unrecognized tax benefits at December 31, 2016, 2015 and 2014, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $50 million to $60 million in the next 12 months due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $39 million, and a net increase of $1 million, and $4 million in interest and penalties for the years ended December 31, 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, the Company had a payable of $2 million and $41 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In 2016, the Company received a settlement as final resolution to the 1997 through 2005 IRS audit. The IRS has completed its examination of the 2006 through 2011 tax returns and these years are effectively settled; however, the statutes of limitation, except for 2007, remain open for certain carryover adjustments. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 2010 through 2014 and remain open for all years after 2014.

RiverSource Life Insurance Company

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2016	2015
Commercial mortgage loans	$68	$73
Residential mortgage loans	185	447
Affordable housing and other real estate partnerships	177	117
Total funding commitments	$430	$637

The decrease in residential mortgage loan funding commitments at December 31, 2016 compared to the prior period is primarily due to the sale of loans. See Note 6 for additional information.

Since the Company expects many of the commitments related to residential mortgage loans to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, residential mortgage loans include credit lines that are cancelable upon notification to the borrower.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2016, these guarantees range from 1% to 5%.

Contingencies

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. At December 31, 2016 and 2015, the estimated liability was $16 million and $13 million, respectively, and the related premium tax asset was $14 million and $12 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2017 RiverSource Life Insurance Company. All rights reserved.

S-6199 CC (5/17)